As filed with the Securities and Exchange Commission on April 23, 2013
Commission File Nos.  333-177298
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 3	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 300	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
 (Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 29, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

ELITE ACCESS ®

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® and through
JNLNY Separate Account I

The date of this prospectus is April 29 , 2013 .  This prospectus states the information about the separate account, the Contract, and Jackson National Life Insurance Company of New York (“Jackson of NY®”) you should know before investing.  This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations.  The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus.  If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus.  You should carefully read this prospectus in conjunction with any applicable supplements.  It is important that you also read the Contract and endorsements, which may reflect non-material variations.  This information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the separate account can be found in the statement of additional information (“SAI”) dated April 29 , 2013 that is available upon request without charge.  To obtain a copy, contact us at our:

Jackson of NY Service Center
P.O. Box 3031 3
Lansing, Michigan 48909-781 3
1-800-599-5651
www.jackson.com

We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse initial and any or all subsequent Premium payment s .  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus.

We offer other variable annuity products with different product features, benefits and charges.  You may purchase the Contract through an automated electronic transmission/order ticket verification procedure.  This may not be available through all broker-dealers.  Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 48 .  The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson of NY is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus.  It is a criminal offense to represent otherwise.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

● Not FDIC/NCUA insured ● Not Bank/CU guaranteed ● May lose value ● Not a deposit ● Not insured by any federal agency

The Contract makes available for investment fixed and variable options.  The fixed options are not available if you elect the Liquidity Option.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds – all class A shares (the “Funds”):

JNL Series Trust	Curian Variable Series Trust

JNL/AQR Managed Futures Strategy Fund	Curian Guidance – Moderate Growth Fund
JNL/BlackRock Commodity Securities Strategy Fund (formerly,	Curian Guidance – Maximum Growth Fund
JNL/BlackRock Commodity Securities Fund )	Curian Guidance – Tactical Moderate Growth Fund
JNL/BlackRock Global Allocation Fund	Curian Guidance – Tactical Maximum Growth Fund
JNL/Brookfield Global Infrastructure Fund	Curian Guidance – Institutional Alt 65 Fund
JNL/Franklin Templeton Global Multisector Bond Fund	Curian Tactical Advantage 35 Fund
JNL/Franklin Templeton Income Fund	Curian Tactical Advantage 60 Fund
JNL/Franklin Templeton International Small Cap Growth Fund	Curian Tactical Advantage 75 Fund
JNL/Franklin Templeton Small Cap Value Fund	Curian Dynamic Risk Advantage – Diversified Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	Curian Dynamic Risk Advantage – Income Fund
JNL/Invesco Global Real Estate Fund	Curian/American Funds® Growth Fund
JNL/Invesco International Growth Fund	Curian/Epoch Global Shareholder Yield Fund
JNL/Invesco Small Cap Growth Fund	Curian/FAMCO Flex Core Covered Call Fund
JNL/Ivy Asset Strategy Fund	Curian/Franklin Templeton Natural Resources Fund
JNL/JPMorgan MidCap Growth Fund	Curian/Nicholas Convertible Arbitrage Fund
JNL/Lazard Emerging Markets Fund	Curian/PIMCO Credit Income Fund
JNL/Mellon Capital Global Alpha Fund (formerly, JNL/Mellon	Curian/PineBridge Merger Arbitrage Fund
Capital Management Global Alpha Fund )	Curian/The Boston Company Equity Income Fund
JNL/Mellon Capital Utilities Sector Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity
JNL/PIMCO Real Return Fund	Fund
JNL/PPM America Floating Rate Income Fund	Curian Guidance – Equity 100 Fund
JNL/PPM America High Yield Bond Fund	Curian Guidance – Fixed Income 100 Fund
JNL/PPM America Mid Cap Value Fund	Curian/DFA U.S. Micro Cap Fund
JNL/Red Rocks Listed Private Equity Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/T. Rowe Price Established Growth Fund	Curian/Neuberger Berman Currency Fund
JNL/T. Rowe Price Value Fund	Curian/Van Eck International Gold Fund
JNL/WMC Money Market Fund	Curian Guidance – Interest Rate Opportunities Fund
JNL/American Funds Growth-Income Fund	Curian Guidance – Multi-Strategy Income Fund
JNL/DFA U.S. Core Equity Fund	Curian Guidance – Equity Income Fund (formerly, Curian
JNL/Eastspring Investments Asia ex-Japan Fund	Guidance – Rising Income Fund)
JNL/Eastspring Investments China-India Fund	Curian Guidance – Conservative Fund (formerly, Curian
JNL/Mellon Capital European 30 Fund (formerly, JNL/Mellon	Guidance – Maximize Income Fund)
Capital Management European 30 Fund )	Curian Guidance – Moderate Fund (formerly, Curian Guidance –
JNL/Mellon Capital Pacific Rim 30 Fund (formerly, JNL/Mellon	Balanced Income Fund)
Capital Management Pacific Rim 30 Fund )	Curian Guidance – Growth Fund
JNL/Mellon Capital S&P 500 Index Fund (formerly, JNL/Melon	Curian Guidance – Institutional Alt 100 Conservative Fund
Capital Management S&P 500 Index Fund )	Curian Guidance – Institutional Alt 100 Moderate Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund (formerly,	(formerly, Curian Guidance – Institutional Alt 100 Fund)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund )	Curian Guidance – Institutional Alt 100 Growth Fund
JNL/Mellon Capital Small Cap Index Fund (formerly, J	Curian Guidance – International Opportunities Conservative Fund
NL/Mellon Capital Management Small Cap Index Fund )	Curian Guidance – International Opportunities Moderate Fund
JNL/Mellon Capital International Index Fund (formerly,	Curian Guidance – International Opportunities Growth Fund
JNL/Mellon Capital Management International Index Fund )	Curian Dynamic Risk Advantage – Growth Fund (formerly,
JNL/Mellon Capital Bond Index Fund (formerly, JNL/Mellon	Curian Dynamic Risk Advantage – Aggressive Fund)
Capital Management Bond Index Fund )	Curian Guidance – Real Assets Fund
JNL/Mellon Capital Emerging Markets Index Fund (formerly,	Curian/Aberdeen Latin America Fund
JNL/Mellon Capital Management Emerging Markets Index Fund )	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/PIMCO Total Return Bond Fund	Curian/Baring International Fixed Income Fund
JNL/T. Rowe Price Short-Term Bond Fund	Curian/BlackRock Global Long Short Credit Fund
JNL/WMC Balanced Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/S&P 4 Fund

Curian/Lazard International Strategic Equity Fund	JNL/Mellon Capital NYSE® International 25 Fund (formerly,
Curian Long Short Credit Fund	JNL/Mellon Capital Management NYSE® International 25 Fund )
Curian/Schroder Emerging Europe Fund	JNL/Mellon Capital Communications Sector Fund (formerly,
Curian/UBS Global Long Short Income Opportunities Fund	JNL/Mellon Capital Management Communications Sector Fund )
Curian/Urdang International REIT Fund	JNL/Mellon Capital Consumer Brands Sector Fund (formerly,
JNL/Mellon Capital Management Consumer Brands Sector Fund )
JNL Variable Fund LLC	JNL/Mellon Capital Financial Sector Fund (formerly, JNL/Mellon
Capital Management Financial Sector Fund )
JNL/Mellon Capital Nasdaq® 25 Fund (formerly , JNL/Mellon	JNL/Mellon Capital Healthcare Sector Fund (formerly, JNL/Mellon
Capital Management Nasdaq® 25 Fund)	Capital Management Healthcare Sector Fund )
JNL/Mellon Capital Value Line® 30 Fund (formerly, JNL/Mellon	JNL/Mellon Capital Oil & Gas Sector Fund (formerly, JNL/Mellon
Capital Management Value Line® 30 Fund )	Capital Management Oil & Gas Sector Fund )
JNL/Mellon Capital S&P® SMid 60 Fund (formerly, JNL/Mellon	JNL/Mellon Capital Technology Sector Fund (formerly, JNL/Mellon
Capital Management S&P® SMid 60 Fund )	Capital Management Technology Sector Fund )

The Funds are not the same mutual funds that you would buy directly from a retail mutual fund or through your stockbroker.  The prospectuses for the Funds are attached to this prospectus.

Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical.  The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Funds are attached to this prospectus.

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death.  The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment.  Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years.  If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary.  The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years.  For example, if the Issue Date is January 15, 2014 and a Premium payment is received on February 28, 2014 then, although the first Contract Anniversary is January 15, 2015 , Completed Year 0-1 for that Premium payment would begin on February 28, 2014 and end on February 27, 2015 .  Completed Year 1-2 for that Premium payment would begin on February 28, 2015 .

Contract – the individual deferred variable and fixed annuity contract, including any endorsements.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of the allocations between the Contract’s Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary.  The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary.  Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2014 , then the end of Contract Year 0-1 would be January 14, 2015 , and January 15, 2015 , which is the first Contract Anniversary, begins Contract Year 1-2.

Interest Rate Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, or transferred before the end of the period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.  The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Issue Date – the date your Contract is issued.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.

1

GLOSSARY

Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner.   The maximum aggregate Premium payments you may make without prior approval is $2.5 million.  This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – the total Premium paid reduced by withdrawals that incur withdrawal charges, and withdrawals of Premiums that are no longer subject to withdrawal charges.

Separate Account – JNLNY Separate Account I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

2

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value.  For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 10 .  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 13 .

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 41 .

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations.  For more information, please see “Free Look” beginning on page 45 .

Optional Features	An optional Liquidity Option may be elected for an additional charge. This option may not be available through all broker-dealers.

Purchases
There are minimum and maximum Premium requirements.  The Contract also has a Premium protection option, namely the Capital Protection Program.    For more information about this option, please see “PURCHASES” beginning on page 32 .

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years.  The Contract has a free withdrawal provision or the optional Liquidity Option.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 37 .

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 38 .

Death Benefit	The Contract has a death benefit that becomes payable if you die before the Income Date. For more information, please see “DEATH BENEFIT” beginning on page 40 .

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below.  If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value.

3

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge 1
Percentage of Premium withdrawn, if applicable	6.5%

Maximum Premium Taxes 2
Percentage of each Premium	2%

Transfer Charge 3
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 4	$22.50

1
There may be a withdrawal charge on the following withdrawals of Contract Value:  withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner’s death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date.  The withdrawal charge is a schedule lasting five Completed Years following each Premium, or there is an optional Liquidity Option available that provides for no withdrawal charges.

Withdrawal Charge (as a percentage of Premium payments)

Completed Years Since Receipt Of Premium
0-1	1-2	2-3	3-4	4-5	5+
6.5%	6.0%	5.0%	4.0%	3.0%	0%

2	Currently, Premium taxes do not apply.

3	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

4	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

4

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 5	$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge	0.85%

Administration Charge 6	0.15%

Total Separate Account Annual Expenses for Base Contract	1.00%

Optional Benefit Charge – The following optional benefit is available for an additional charge. The charge is based on average daily Contract Value in the Investment Divisions.

Liquidity Option	0.25%

5
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

6
This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.57%

Maximum: 4.19%

More detail concerning each Fund’s fees and expenses is below. But please refer to the Funds’ prospectuses for even more information, including investment objectives, performance, and information about the Funds’ Advisers, Administrators, and Sub-Advisers.

5

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Growth-Income	1.12% G	0.25% G	0.02% G	0.00%	1.39% G	0.40% H	0.99% G,H
JNL/DFA U.S. Core Equity	0.72%	0.20%	0.00%	0.01%	0.93%	0.12% F	0.81%
JNL/Mellon Capital Global Alpha	1.15%	0.20%	0.00%	0.03%	1.38%	0.00% F	1.38%
JNL/ T. Rowe Price Value	0.72%	0.20%	0.01%	0.00%	0.93%	0.01% F	0.92%
JNL/WMC Money Market	0.36% A	0.20%	0.01%	0.00%	0.57% A	0.32%	0.25% D

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses I	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
Curian Variable Series Trust
Curian Tactical Advantage 35	0.75%	0.25%	0.26%	0.23%	1.49%	(0.30%) B	1.19% B
Curian Tactical Advantage 60	0.75%	0.25%	0.26%	0.25%	1.51%	(0.30%) B	1.21% B
Curian Tactical Advantage 75	0.75%	0.25%	0.26%	0.26%	1.52%	(0.30%) B	1.22% B
Curian Dynamic Risk Advantage – Diversified	0.95%	0.25%	0.26%	0.07%	1.53%	(0.07%) B	1.46% B
Curian Dynamic Risk Advantage - Growth	0.95%	0.25%	0.26%	0.07%	1.53%	(0.07%) B	1.46% B
Curian Dynamic Risk Advantage – Income	0.95%	0.25%	0.26%	0.35%	1.81%	(0.35%) B	1.46% B
Curian/American Funds ® Growth	1.18% D	0.25% D	0.26% D	0.00%	1.69% D	(0.50%) C	1.19% C,D

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL/AQR Managed Futures Strategy	1.15%	0.20%	0.18%	0.00%	1.53%
JNL/BlackRock Commodity Securities Strategy	0.77%	0.20%	0.01%	0.01%	0.99%
JNL/BlackRock Global Allocation	0.89%	0.20%	0.01%	0.01%	1.11%
JNL/Brookfield Global Infrastructure	0.95%	0.20%	0.01%	0.00%	1.16%
JNL/Eastspring Investments Asia ex-Japan	1.05%	0.20%	0.00%	0.02%	1.27%
JNL/Eastspring Investments China-India	1.10%	0.20%	0.00%	0.01%	1.31%
JNL/Franklin Templeton Global Multisector Bond	0.90%	0.20%	0.03%	0.00%	1.13%
JNL/Franklin Templeton Income	0.73%	0.20%	0.02%	0.01%	0.96%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.01%	0.00%	1.31%
JNL/Franklin Templeton Small Cap Value	0.90%	0.20%	0.02%	0.00%	1.12%
JNL/Goldman Sachs Emerging Markets Debt	0.86%	0.20%	0.01%	0.01%	1.08%
JNL/Invesco Global Real Estate	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/Invesco International Growth	0.80%	0.20%	0.02%	0.00%	1.02%
JNL/Invesco Small Cap Growth	0.95%	0.20%	0.01%	0.00%	1.16%
JNL/Ivy Asset Strategy	1.01%	0.20%	0.01%	0.00%	1.22%
JNL/JPMorgan MidCap Growth	0.77%	0.20%	0.01%	0.00%	0.98%
JNL/Lazard Emerging Markets	1.02%	0.20%	0.00%	0.00%	1.22%
JNL/Mellon Capital European 30	0.57%	0.20%	0.00%	0.00%	0.77%
JNL/Mellon Capital Pacific Rim 30	0.54%	0.20%	0.00%	0.01%	0.75%
JNL/Mellon Capital S&P 500 Index	0.35%	0.20%	0.01%	0.03%	0.59%
JNL/Mellon Capital S&P 400 MidCap Index	0.37%	0.20%	0.01%	0.02%	0.60%

6

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital Small Cap Index	0.36%	0.20%	0.00%	0.02%	0.58%
JNL/Mellon Capital International Index	0.41%	0.20%	0.00%	0.04%	0.65%
JNL/Mellon Capital Bond Index	0.36%	0.20%	0.01%	0.00%	0.57%
JNL/Mellon Capital Emerging Markets Index	0.55%	0.20%	0.01%	0.04%	0.80%
JNL/Mellon Capital Utilities Sector	0.49%	0.20%	0.00%	0.03%	0.72%
JNL/PIMCO Real Return	0.58%	0.20%	0.00%	0.07%	0.85%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.00%	0.00%	0.80%
JNL/PPM America Floating Rate Income	0.80%	0.20%	0.01%	0.00%	1.01%
JNL/PPM America High Yield Bond	0.54%	0.20%	0.01%	0.00%	0.75%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.00%	0.01%	1.06%
JNL/Red Rocks Listed Private Equity	0.97%	0.20%	1.25%	0.00%	2.42%
JNL/T. Rowe Price Established Growth	0.66%	0.20%	0.00%	0.01%	0.87%
JNL/T. Rowe Price Short-Term Bond	0.51%	0.20%	0.00%	0.00%	0.71%
JNL/WMC Balanced	0.54%	0.20%	0.01%	0.00%	0.75%
JNL/S&P 4	0.05%	0.00%	0.69%	0.00%	0.74%
JNL Variable Fund LLC
JNL/Mellon Capital Nasdaq ® 25	0.44%	0.20%	0.00%	0.05%	0.69%
JNL/Mellon Capital Value Line ® 30	0.44%	0.20%	0.00%	0.10%	0.74%
JNL/Mellon Capital S&P ® SMid 60	0.44%	0.20%	0.00%	0.02%	0.66%
JNL/Mellon Capital NYSE ® International 25	0.53%	0.20%	0.00%	0.05%	0.78%
JNL/Mellon Capital Communications Sector	0.48%	0.20%	0.00%	0.02%	0.70%
JNL/Mellon Capital Consumer Brands Sector	0.46%	0.20%	0.00%	0.02%	0.68%
JNL/Mellon Capital Financial Sector	0.45%	0.20%	0.00%	0.03%	0.68%
JNL/Mellon Capital Healthcare Sector	0.44%	0.20%	0.00%	0.03%	0.67%
JNL/Mellon Capital Oil & Gas Sector	0.43%	0.20%	0.00%	0.03%	0.66%
JNL/Mellon Capital Technology Sector	0.44%	0.20%	0.00%	0.03%	0.67%

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses I	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
Curian Variable Series Trust
Curian Guidance – Conservative	0.20%	0.00%	0.26%	1.13%	1.59%
Curian Guidance – Moderate	0.20%	0.00%	0.26%	1.21%	1.67%
Curian Guidance – Moderate Growth	0.20%	0.00%	0.26%	1.28%	1.74%
Curian Guidance – Growth	0.20%	0.00%	0.23% E	1.25% E	1.68%
Curian Guidance – Maximum Growth	0.20%	0.00%	0.26%	1.34%	1.80%
Curian Guidance – Tactical Moderate Growth	0.20%	0.00%	0.26%	1.12%	1.58%
Curian Guidance – Tactical Maximum Growth	0.20%	0.00%	0.26%	1.42%	1.88%
Curian Guidance – Equity Income	0.20%	0.00%	0.26%	1.25%	1.71%
Curian Guidance – Institutional Alt 65	0.20%	0.00%	0.26%	1.57%	2.03%
Curian Guidance – Institutional Alt 100 Conservative	0.20%	0.00%	0.23% E	1.76% E	2.19%
Curian Guidance – Institutional Alt 100 Moderate	0.20%	0.00%	0.26%	1.85%	2.31%
Curian Guidance – Institutional Alt 100 Growth	0.20%	0.00%	0.23% E	1.68% E	2.11%
Curian Guidance – Equity 100	0.20%	0.00%	0.26%	0.86%	1.32%
Curian Guidance – Fixed Income 100	0.20%	0.00%	0.26%	0.74%	1.20%
Curian Guidance – Real Assets	0.20%	0.00%	0.23% E	1.19% E	1.62%
Curian Guidance – Interest Rate Opportunities	0.20%	0.00%	0.23% E	1.28% E	1.71%
Curian Guidance – Multi-Strategy Income	0.20%	0.00%	0.23% E	1.07% E	1.50%
Curian Guidance – International Opportunities Conservative	0.20%	0.00%	0.23% E	1.13% E	1.56%
Curian Guidance – International Opportunities Moderate	0.20%	0.00%	0.23% E	1.23% E	1.66%
Curian Guidance – International Opportunities Growth	0.20%	0.00%	0.23% E	1.30% E	1.73%
Curian/Aberdeen Latin America	1.35%	0.25%	0.23% E	0.00% E	1.83%
Curian/Ashmore Emerging Market Small Cap Equity	1.10%	0.25%	0.23% E	0.00% E	1.58%
Curian/Baring International Fixed Income	0.60%	0.25%	0.23% E	0.00% E	1.08%
Curian/BlackRock Global Long Short Credit	0.95%	0.25%	0.49% E	0.00% E	1.69%
Curian/DFA U.S. Micro Cap	0.80%	0.25%	0.26%	0.02%	1.33%
Curian/Eaton Vance Global Macro Absolute Return Advantage	0.95%	0.25%	0.59% E	0.00% E	1.79%
Curian/Epoch Global Shareholder Yield	0.70%	0.25%	0.26%	0.01%	1.22%

7

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses I	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
Curian/FAMCO Flex Core Covered Call	0.60%	0.25%	0.26%	0.01%	1.12%
Curian/Franklin Templeton Frontier Markets	1.40%	0.25%	0.26%	0.04%	1.95%
Curian/Franklin Templeton Natural Resources	0.80%	0.25%	0.26%	0.02%	1.33%
Curian/Neuberger Berman Currency	0.70%	0.25%	0.26%	0.01%	1.22%
Curian/Nicholas Convertible Arbitrage	0.85%	0.25%	1.40%	0.01%	2.51%
Curian/Lazard International Strategic Equity	0.80%	0.25%	0.23% E	0.00% E	1.28%
Curian/PIMCO Credit Income	0.50%	0.25%	0.26%	0.00%	1.01%
Curian/PineBridge Merger Arbitrage	0.85%	0.25%	0.41%	0.07%	1.58%
Curian Long Short Credit	0.95%	0.25%	0.23% E	0.00% E	1.43%
Curian/Schroder Emerging Europe	1.10%	0.25%	0.23% E	0.00% E	1.58%
Curian/The Boston Company Equity Income	0.55%	0.25%	0.26%	0.01%	1.07%
Curian/The Boston Company Multi-Alpha Market Neutral Equity	0.90%	0.25%	3.04%	0.00%	4.19%
Curian/UBS Global Long Short Income Opportunities	0.95%	0.25%	0.23% E	0.00% E	1.43%
Curian/Urdang International REIT	0.80%	0.25%	0.23% E	0.00% E	1.28%
Curian/Van Eck International Gold	0.80%	0.25%	0.26%	0.02%	1.33%

A
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

B
Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive a percentage of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

C
Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

D
Fees and expenses at the Master Fund level for Class 1 shares are as follows: Management Fee:  0.33%; Distribution and/or Service (12b-1) Fee: 0.00%; Other Expenses:  0.02%; Total Annual Portfolio Operating Expenses:  0.35%.

E	Based on estimated amounts for the initial fiscal year.

F
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus.  Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

G
Fees and expenses at the Master Fund level for Class 1 shares of the respective Fund is as follows: JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

H
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

I	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initital fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor Premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

8

The following example includes maximum Fund fees and expenses and the cost of the optional Liquidity Option in years in which a Contract with the Liquidity Option would incur more costs than a Contract without the Liquidity Option.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 572	$1, 703	$2, 817	$ 5,532

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1, 198	$1, 703	$ 2,817	$ 5,532

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 1,198	$ 2,135	$ 3,012	$ 5,532

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information.  This information is not currently provided, but will be provided in the Statement of Additional Information when information for a full calendar year is available.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges.  The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson of NY that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts.  Jackson of NY’s financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 85.

Your Contract Value may be allocated to

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us, and
●	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, when you make Premium payments to us, and
●	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Please contact our Service Center for help and more information.

The Contracts are flexible Premium fixed and variable deferred annuities and may be issued as either an individual or a group contract.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.

9

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995.  Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York  10577.  We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).  Prudential plc is also the ultimate parent of PPM America, Inc., a sub-adviser; Curian Capital, LLC, the investment adviser and administrator for Curian Variable Series Trust; and Jackson National Asset Management, LLC (“JNAM”) , the investment adviser and administrator for JNL Series Trust and JNL Variable Fund LLC . JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial accounting services.  JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Service Center for more information.

THE FIXED ACCOUNT

Contract Value allocated to the Fixed Account will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract.  The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it.  Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Service Center.

The Fixed Account Options are not available on Contracts with the optional Liquidity Option.

Fixed Account Options.  Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select, subject to availability (currently, five and seven year periods are available, but we also may make available one and three year periods), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period.  We reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option except as described herein under “End of Fixed Account Option Periods”; and election of any option will not extend the Income Date.  Rather, commencing on the Income Date, we will cease to credit interest under any Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit.  These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option.  The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable non-forfeiture law.  In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation.  To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate.  Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate.  Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson of NY declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts.  Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%.  As noted above, these limits are prescribed by state non-forfeiture laws and set forth in the Contracts.  This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula.  Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month).   If

10

you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation.  Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation.  Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate.  On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate, defined below.  We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Service Center.

Interest Rate Adjustment.  An Interest Rate Adjustment may apply to amounts withdrawn, or transferred from a Fixed Account Option prior to the end of the specified period.  The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period.  In order to determine whether there will be an Interest Rate Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal or transfer.  As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate.  The Interest Rate Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Interest Rate Adjustment.  The ‘current new business interest rate’ is .25% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option.  If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Interest Rate Adjustment will (a) increase the amount withdrawn, or transferred, when the current new business rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, or transferred, when the current new business rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no Interest Rate Adjustment if these rates are the same. Any adjustment resulting from the Interest Rate Adjustment is applied to the amount that is being withdrawn, or transferred, from the Fixed Account Option.  However, an Interest Rate Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Interest Rate Adjustment if the difference between the two is less than 0.25%.   This limitation avoids decreases in the amount withdrawn, or transferred, in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional .25% that (as described above) is added when determining the current new business rate.

Also, there is no Interest Rate Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit proceed payments; annuitizations; amounts withdrawn on the latest income date (the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law, or regulation); amounts withdrawn for Contract charges; and free withdrawals.  In no event will a total withdrawal, or transfer from the Fixed Account Options be less than the Fixed Account minimum value.  The Fixed Account minimum value at least equals the minimum value prescribed by the applicable non-forfeiture law.  The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any Premium payments (net of any associated Premium taxes) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, or charge for taxes due in connection with the withdrawal.  In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Interest Rate Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Interest Rate Adjustment on a partial withdrawal.  If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Interest Rate Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value).  For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Interest Rate Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Interest Rate Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Interest Rate Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

11

End of Fixed Account Option Periods.  Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Interest Rate Adjustment, if otherwise applicable. (There is no Interest Rate Adjustment on amounts taken from the one-year Fixed Account Option at any time.)  If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date.  If the specified period of the same duration that has ended is no longer available, we will use the shortest period that is then available.  If such new Fixed Account Option would extend beyond the Income Date, we will use the longest available Fixed Account Option that does not extend beyond the Income Date; or (if no such period is available) we will credit interest at the current interest rate under the shortest available Fixed Account Option up to the Income Date.

Additional Information Concerning the One-Year Fixed Account Option. The one-year Fixed Account Option is not currently available. If we make it available in the future, the following provisions will apply. Transfer restrictions may be imposed limiting your ability to make transfers out of this option for at least three years, as further described below.

If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred.  The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate.  Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance.  These automatic transfers will not count against the 15 free transfers in a Contract year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions.  However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” beginning on page  34 for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options.  In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years.  Please note, the interest rate that is in effect when these restrictions are imposed will only apply for the remainder of the one–year Fixed Account Option period, and the interest rates credited thereafter for the remainder of the period the restrictions are in effect may be lower or higher. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options.  From time to time, we will offer special interest rates on the DCA+ Fixed Account Option.  DCA+ Fixed Account Option is only available for new Premiums.  The DCA+ Fixed Account Option is not available if you select the Liquidity Option.  We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

12

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions and the Fixed Account at any one time.  Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest may be known as a Fund of Funds or as Funds investing in other Underlying Funds or investing in ETFs.  Funds offered in a multi-tiered structure may have higher expenses than direct investments in the underlying Funds or ETFs.  You should read the prospectus for the Curian Variable Series Trust for more information

Curian Dynamic Risk Advantage – Income Fund
Curian Guidance – Moderate Growth Fund
Curian Guidance – Maximum Growth Fund
Curian Guidance – Tactical Moderate Growth Fund
Curian Guidance – Tactical Maximum Growth Fund
Curian Guidance – Institutional Alt 65 Fund
Curian Tactical Advantage 35 Fund
Curian Tactical Advantage 60 Fund
Curian Tactical Advantage 75 Fund
Curian Guidance – Equity 100 Fund
Curian Guidance – Fixed Income 100 Fund
Curian Guidance – Interest Rate Opportunities Fund
Curian Guidance – Multi-Strategy Income Fund
Curian Guidance – Equity Income Fund (formerly, Curian Guidance – Rising Income Fund)
Curian Guidance – Conservative Fund (formerly, Curian Guidance – Maximize Income Fund)
Curian Guidance – Moderate Fund (formerly, Curian Guidance – Balanced Income Fund)
Curian Guidance – Growth Fund
Curian Guidance – Institutional Alt 100 Conservative Fund
Curian Guidance – Institutional Alt 100 Moderate Fund (formerly, Curian Guidance – Institutional Alt 100 Fund)
Curian Guidance – Institutional Alt 100 Growth Fund
Curian Guidance – International Opportunities Conservative Fund
Curian Guidance – International Opportunities Moderate Fund
Curian Guidance – International Opportunities Growth Fund
Curian Guidance – Real Assets Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds.  These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund.  For more information about a Feeder Fund, you should read the prospectus for the applicable Fund.

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)

Seeks positive absolute returns by investing primarily in a portfolio of futures contracts , futures-related instruments , and equity swaps .  Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”).  The Fund may also invest in fixed income securities, money market instruments, and cash, as well as in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.

JNL/BlackRock Commodity Securities Strategy Fund (formerly, JNL/BlackRock Commodity Securities Fund )
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

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Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodity Strategy” will focus on investments in commodity securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments, of issuers located around the world.  Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund may invest in the securities of companies of any market capitalization.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

JNL/Brookfield Global Infrastructure Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)

Seeks total return through growth of capital and current income by investing , under normal market conditions, at least 80% of its net assets in securities of publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States.  Securities in which the Fund may invest include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains by investing, under normal market conditions, primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of  governments, government-related issuers, or corporate issuers worldwide (collectively, “bonds”).  The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities. In addition, the Fund’s assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.  The equity securities in which the Fund invests consist primarily of common stock. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and asset-backed securities, debentures, zero coupon bonds, notes, and short term debt instruments.  The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility, based on economic conditions, to invest in common stocks of companies from a variety of industries such as utilities, financials, energy and healthcare, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies . The equity securities in which the Fund primarily invests are common stock.   The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index.  The Fund may invest up to 10% of its net assets in developing or emerging market countries.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, under normal market conditions , at least 80% of its assets in investments of small-capitalization companies.  The Sub-Adviser deems small capitalization companies as companies with market capitalizations (the total market value of a company’s outstanding stock) under $3.5 billion at the time of purchase. The Fund invests primarily in common stocks.  The Fund may invest up to 25% of its total assets in foreign securities.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and /or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate

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exposure . Such instruments referred to in (i) above may include credit linked notes and other investments with similar economic exposures. Emerging market countries include but are not limited to those considered to be developing by the World Bank.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.   Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to attempt to improve the performance of the Fund and to gain exposure to certain countries or currencies in the Fund’s investment portfolio.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited )

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.  These companies include real estate investment trusts or other real estate operating companies. The Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts.  These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S..   The Fund may also invest no more than 30% in emerging markets securities.  Emerging markets countries are those countries that are in the initial stages of their industrial cycles.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s investments may include other securities, such as derivative instruments.   D erivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.   D erivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. D erivative instruments may have the effect of leveraging the Fund’s portfolio.   The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks to provide total return by allocating its assets primarily among stocks, bonds, and short-term instruments of issuers in markets located around the globe , as well as investments in precious metals and investment s with exposure to various foreign currencies.  The Fund may invest up to 100% of its total assets in foreign securities.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.   The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.  The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital Global Alpha Fund (formerly, JNL/Mellon Capital Management Global Alpha Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Mellon Capital Utilities Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances at least 80% of its assets in the stocks in the Dow Jones US Utilities Index ® in proportion to their market capitalization weighting in the Dow Jones US Utilities Index.

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JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to provide a high level of current income, by investing under normal circumstances at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.   Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments may be used for the purpose of satisfying the 80% minimum investment requirement.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in derivatives instruments that have economic characteristics similar to the fixed income investments may be used for the purpose of satisfying the 80% minimum investment requirement.  The Fund may also invest in securities of foreign issuers.  To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index (“Index”) under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.  The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Income is a secondary objective.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or

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any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities..

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JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )

Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Growth-Income Fund SM (“Master Growth-Income Fund” or “Master Fund”). The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)

Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies.  The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe.  The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.  Additionally, the range by which the Fund’s percentage allocation to all securities as compared to the U.S. Universe may be modified after considering other factors the Sub-Adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management and expected profitability.

JNL/Eastspring Investments Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)

Seeks long-term total return and capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.  Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund’s exposure above its total net assets.

JNL/Eastspring Investments China-India Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund’s exposure above its total net assets.

JNL/Mellon Capital European 30 Fund (formerly, JNL/Mellon Capital Management European 30 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation )

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund (formerly, JNL/Mellon Capital Management Pacific Rim 30 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation )

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital S&P 500 Index Fund (formerly, JNL/Mellon Capital Management S&P 500 Index Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500 ® Index.  The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund (formerly, JNL/Mellon Capital Management S&P 400 MidCap Index Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund (formerly, JNL/Mellon Capital Management Small Cap Index Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000 ® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities in order to provide long-term growth of capital.

JNL/Mellon Capital International Index Fund (formerly, JNL/Mellon Capital Management International Index Fund)

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Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund (formerly, JNL/Mellon Capital Management Bond Index Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed income investments.

JNL/Mellon Capital Emerging Markets Index Fund (formerly, JNL/Mellon Capital Management Emerging Markets Index Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks   to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries by investing under, normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts, Global Depositary receipts and European Depositary receipts.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short-and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed income securities, including cash and cash equivalents.  The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

Curian Variable Series Trust
Curian Guidance – Conservative Fund (formerly, Curian Guidance – Maximize Income Fund )
Curian Capital, LLC

Seeks the generation of income through investment in other funds (“Underlying Funds”).  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities.

Curian Guidance – Moderate Fund (formerly, Curian Guidance – Balanced Income Fund )
Curian Capital, LLC

Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (“Underlying Funds”) that invest in fixed-income and other income orientated securities as well as dividend-paying equity securities.  The Underlying

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Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed income and other income-oriented securities as well as dividend-paying equity securities.

Curian Guidance – Equity Income Fund (formerly, Curian Guidance – Rising Income Fund )
Curian Capital, LLC

Seeks a potentially rising stream of income by investing in a selection of companies with a multiple-year history of increasing their dividend payouts over the long-term with some risk control through investment in other funds (the “Underlying Funds”). The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity-oriented securities that pay a dividend.

Curian Guidance – Moderate Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital by investing in a diversified group of other funds (“Underlying Funds”) that offer a broad array of stock, bond, and other asset classes and strategies.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  The investment in Underlying Funds that invest in equity-oriented securities is complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and real estate investment trusts.

Curian Guidance – Maximum Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (“Underlying Funds”) that invest primarily in equity securities.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

Curian Guidance – Tactical Moderate Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds (“Underlying Funds”) that invest among various equity and fixed-income asset and sub-asset classes, as well as non-traditional investments.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and non-traditional investments.

Curian Guidance – Tactical Maximum Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital through a flexible, and potentially concentrated, allocation in stocks, bonds, and other asset classes and strategies through investment in other funds (“Underlying Funds”) that invest among various equity, fixed-income, and commodity asset and sub-asset classes, as well as non-traditional investments.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and non-traditional investments.

Curian Guidance – Institutional Alt 65 Fund
Curian Capital, LLC

Seeks long-term growth of capital and income by investing in shares of a diversified group of funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed-income securities, 15% to 25% in U.S. equity securities, and 0% to

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10% in international securities.  Under normal market conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

Curian Tactical Advantage 35 Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Fund’s target allocation to equity securities is 35% (with a minimum of 20% and a maximum of 50%); the Fund’s target allocation to fixed-income securities is 65% (with a minimum of 50% and a maximum of 80%).  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

Curian Tactical Advantage 60 Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Fund’s target allocation to equity securities is 60% (with a minimum of 45% and a maximum of 75%); the Fund’s target allocation to fixed-income securities is 40% (with a minimum of 25% and a maximum of 55%).  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

Curian Tactical Advantage 75 Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.
The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Fund’s target allocation to equity securities is 75% (with a minimum of 50% and a maximum of 100%); the Fund’s target allocation to fixed-income securities is 25% (with a minimum of 0% and a maximum of 50%).  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

Curian Dynamic Risk Advantage – Diversified Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term capital appreciation and to control risk through diversification and systematically increasing allocations to cash equivalents during periods of capital market declines.  The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents.

The Adviser allocates asset class exposure between a “Diversified Component” and a “Cash Equivalent Component”.  The asset allocation to each Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the “Cash Equivalent Component” allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -10% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation.

Curian Dynamic Risk Advantage – Growth Fund (formerly, Curian Dynamic Risk Advantage – Aggressive Fund )
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.    The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser allocates asset class exposure between a “Diversified Component” and a “Cash Equivalent Component”.  The asset allocation to each Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the “Cash Equivalent Component” allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -15% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation.

Curian Dynamic Risk Advantage – Income Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term capital appreciation and current income, and to control risk through diversification and systematically increasing allocations to cash equivalents during periods of capital market declines.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.

The Adviser allocates asset class exposure between a “Diversified Component” and a “Cash Equivalent Component”.  The asset allocation to each Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target

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drawdown threshold.  The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the “Cash Equivalent Component” allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -10% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation and income.

Curian/American Funds® Growth Fund (“Feeder Fund”)
Curian Capital, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)

Seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth Fund (“Master Fund”).  The Master Fund invests primarily in common stocks and looks to invest in companies that appear to the Master Fund’s investment adviser to offer superior opportunities for growth of capital.  The Master Fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

Curian/Epoch Global Shareholder Yield Fund
Curian Capital, LLC (and Epoch Investment Partners, Inc.)

Seeks to provide a high level of income.  Capital appreciation is a secondary objective.  The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets.  The Fund may invest up to 20% of its net assets in investment grade fixed-income securities in U.S. and international markets.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  The Fund will normally invest in companies located in at least three countries outside of the U.S.

Curian/FAMCO Flex Core Covered Call Fund
Curian Capital, LLC (and Fiduciary Asset Management Inc.)

Seeks long-term capital appreciation while reducing the downside risk of equity investments.   Under normal market conditions, the Fund invests in a portfolio of equity securities and uses hedging techniques by writing (selling) call options on at least 80% of the Fund’s assets.  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to the equity markets during periods of declining equity prices.

The Fund’s equity investments will consist primarily of large capitalization common stocks of U.S. corporations and U.S. dollar denominated equity securities of foreign issuers, in each case that are traded on national securities exchanges and in NASDAQ/NMS securities.  The Fund may also invest in securities of mid- and small-capitalization issuers, but it is not expected that such investments would be significant.

Curian/Franklin Templeton Natural Resources Fund
Curian Capital, LLC (and Franklin Advisers, Inc.)

Seeks high total return (consisting of capital appreciation and income).  Under normal market conditions, the Fund invests at least 80% of its assets in the equity and debt securities of companies in the natural resources sector, which is considered by the Sub-Adviser to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  The Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

Curian/Nicholas Convertible Arbitrage Fund
Curian Capital, LLC (and Nicholas Investment Partners, L.P.)

Seeks absolute return by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund. The Fund’s Sub-Adviser combines traditional credit analysis with fundamental and quantitative equity research and its expertise in small and mid-capitalization companies to analyze the equity securities underlying potential convertible securities investments.  In structuring the portfolio, the gross and net exposure is driven by security selection based on a 12-month directional view of the underlying equity or credit.  The Sub-Adviser will typically hedge each position in the Fund within 25% of “delta-neutral” with “bullish” positions under-hedged and “bearish” positions over-hedged.

Curian/PIMCO Credit Income Fund
Curian Capital, LLC (and Pacific Investment Management Company LLC)

Seeks maximum total return, consistent with preservation of capital and prudent investment management.  Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed-income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.

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Curian/PineBridge Merger Arbitrage Fund
Curian Capital, LLC (and PineBridge Investments LLC)

Seek capital appreciation through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies involved in publicly announced  mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investment strategy designed to profit from the successful completion of such transactions.

Curian/The Boston Company Equity Income Fund
Curian Capital, LLC (and The Boston Company Asset Management LLC)

Seeks total return (consisting of capital appreciation and income).  Under normal market conditions the Fund invests at least 80% of its assets in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The Fund’s sub-adviser (the “Sub-Adviser”) chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.  The S&P Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 that exhibit strong value characteristics.  The Fund’s stock investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (ADRs), including those purchased in initial public offerings.  The Fund may also invest in fixed-income securities and money market instruments.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Curian Capital, LLC (and The Boston Company Asset Management LLC)

Seeks long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.  The Fund will invest at least 80% of its assets in what the Fund’s sub-adviser (the “Sub-Adviser”) believes to be undervalued companies with strong and improving business prospects while shorting companies the Sub-Adviser believes to have deteriorating business momentum and excessive valuations.  The Sub-Adviser attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks.  The Fund has a long position when it owns the security and has “sold short” a position when it sells a security it does not own.  When the Fund has “sold short,” it must borrow the security in order to settle the sale and buy the security at a later date to pay back the lender.  The Fund must maintain market collateral at least equal to the current market value of the security sold short.  The Fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the Fund’s net assets giving effect to such sale.

Curian Guidance – Equity 100 Fund
Curian Capital, LLC

Seeks long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.  The Fund will invest in Underlying Funds such that 80% of its assets are invested in equities (which may include derivatives exposure to equity securities).  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Curian Guidance – Fixed Income 100 Fund
Curian Capital, LLC

Seeks income and total return through investment in other funds (the “Underlying Funds”) with a fixed-income orientation.  The Fund will invest in Underlying Funds such that 80% of its assets are invested in fixed income securities (which may include derivatives exposure to fixed income securities).  The Fund tactically allocates its assets to Underlying Funds that invest amongst various fixed-income classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust or the Curian Variable Series Trust.  Not all Funds of the JNL Series Trust or the Curian Variable Series Trust are available as Underlying Funds.

Curian/DFA U.S. Micro Cap Fund
Curian Capital, LLC (and Dimensional Fund Advisors LP)

Seeks long-term capital appreciation by investing at least 80% of its net assets in securities of U.S. micro cap companies.  The Sub-Adviser considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500 th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market ® or such other securities exchanges deemed appropriate by the Sub-Adviser.

Curian/Franklin Templeton Frontier Markets Fund
Curian Capital, LLC (and Templeton Asset Management Ltd.)

Seeks long-term capital appreciation by investing at least 80% of its net assets in securities of companies located in “frontier market countries.”  Frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of

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less than 3% of the Morgan Stanley Capital International (MSCI) World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

Curian/Neuberger Berman Currency Fund
Curian Capital, LLC (and Neuberger Berman Fixed Income LLC)

Seeks absolute return by investing, under normal circumstances, at least 80% of its assets in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, Notes and U.S. Government and Government Agency Securities.  The Fund seeks to generate absolute returns with low correlation to other asset classes.

The Fund will invest primarily in currencies of developed countries.

Curian/Van Eck International Gold Fund
Curian Capital, LLC (and Van Eck Associates Corporation)

Seeks long-term capital appreciation by investing at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.  A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold.  The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.  The Fund may take current income into consideration when choosing investments.

Curian Guidance – Interest Rate Opportunities Fund
Curian Capital, LLC

The investment objective of the Curian Guidance – Interest Rate Opportunities Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities.

Curian Guidance – Multi-Strategy Income Fund
Curian Capital, LLC

The investment objective of the Curian Guidance – Multi-Strategy Income Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities.

Curian Guidance - Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”). The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.

Curian Guidance – Institutional Alt 100 Conservative Fund
Curian Capital, LLC

Seeks long-term growth of capital consistent with capital preservation, through investment in other funds (the “Underlying Funds”). The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  In determining allocations, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

Curian Guidance – Institutional Alt 100 Moderate Fund (formerly, Curian Guidance – Institutional Alt 100 Fund)
Curian Capital, LLC

Seeks long-term growth of capital through investment in other funds (the “Underlying Funds”). The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.

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Curian Guidance – Institutional Alt 100 Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital through investment in other funds (the “Underlying Funds”). The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  In determining allocations, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

Curian Guidance – International Opportunities Conservative Fund
Curian Capital, LLC

Seeks total return, consistent with preservation of capital, through a predominant allocation in international bonds, stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international bonds or international equity securities, as well as in Underlying Funds that invest in currencies.

Curian Guidance – International Opportunities Moderate Fund
Curian Capital, LLC

Seeks total return through a predominant allocation in international stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international equity or international fixed income oriented securities, as well as in Underlying Funds that invest in currencies.

Curian Guidance – International Opportunities Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital through a predominant allocation in international stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international equity oriented securities or in currencies.

Curian Guidance – Real Assets Fund
Curian Capital, LLC

Seeks long-term real return through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds that focus on investments in commodity, inflation sensitive, natural resource and real estate sectors.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity securities, inflation protected securities and currencies.

Curian/Aberdeen Latin America Fund
Curian Capital, LLC (and Aberdeen Asset Managers Limited)

Seeks long-term capital appreciation by investing at least 80% of its assets in equity and equity-related securities of Latin American issuers, including companies which are incorporated in, listed in, or have their principal office or area of primary activity in Latin America, as well as other investments that are economically tied to Latin America.  An investment may be considered economically tied to Latin American if the security is issued by companies or other issuers that (i) have their principal securities trading market in a Latin American country, (ii) alone or on a consolidated basis derive a significant portion of their annual revenue or earnings or assets from goods produced, sales made or services performed in Latin American countries; and/or (iii) issue securities denominated in the currency of a Latin American market.

The Latin America region includes, but is not limited to, the following countries:  Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Jamaica, Mexico, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Suriname, Uruguay, and Venezuela.

Curian/Ashmore Emerging Market Small Cap Equity Fund
Curian Capital, LLC (and Ashmore EMM, L.L.C.)

Seeks long-term capital appreciation by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer.  The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities

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and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.  The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.  An Emerging Market Issuer is defined for this Fund as an issuer that is located in an Emerging Market Country, an issuer deriving significant revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries, or that has significant assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

Curian/Baring International Fixed Income Fund
Curian Capital, LLC (and Baring International Investment Limited)

Seeks a total return in excess of that achieved by the Fund’s benchmark. The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better), Moody’s (Baa3 or better), or in unrated securities of comparable quality as determined by the Fund’s sub-adviser,  the (“Sub-Adviser”).  Fixed income securities may include, for example, corporate bonds and obligations of foreign governments and their agencies and instrumentalities and of supranational entities.  The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding U.S.)

Curian/BlackRock Global Long Short Credit Fund
Curian Capital, LLC (and BlackRock Financial Management, Inc. and BlackRock International Limited)

Seeks absolute total returns over a complete market cycle.  The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets.  A complete market cycle for fixed income funds such as the Fund is typically three to five years.

Under normal market conditions, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments, which may be of any duration or maturity.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian Capital, LLC (and Eaton Vance Management)

Seeks total return by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies. The Fund’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks. The Fund’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries.

Curian/Lazard International Strategic Equity Fund
Curian Capital, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its assets (plus any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC (the “Sub-Adviser”) believes are undervalued based on their earnings, cash flow or asset values.  The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis.

Curian Long Short Credit Fund
Curian Capital, LLC (and PPM America, Inc.)

Seeks to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation by investing its assets across a wide range of fixed income securities, and other investments to generate total return under a variety of market conditions and economic cycles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds,  mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.

Curian/Schroder Emerging Europe Fund
Curian Capital, LLC (and Schroder Investment Management North America Inc. and sub-sub-adviser: Schroder Investment Management North America Limited)

Seeks long-term growth of capital.  Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity related securities of companies located (or with primary operations) in the emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of the former Soviet

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Union and the Mediterranean-region emerging markets.  The Fund currently expects to make most of its investments in equity securities of companies located (or with primary operations) in the Czech Republic, Hungary, Poland, Russia and Turkey.

Curian/UBS Global Long Short Income Opportunities Fund
Curian Capital, LLC (and UBS Global Asset Management (Americas) Inc.)

Seeks to maximize total return, consisting of capital appreciation and current income by investing its assets across a wide range of fixed income securities, currencies and other investments to generate total returns under a variety of market conditions and economic cycles.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities and/or investments that provide exposure to fixed income securities.

Curian/Urdang International REIT Fund
Curian Capital, LLC (and Urdang Securities Management, Inc.)

Seeks to maximize total return consisting of capital appreciation and current income.  The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly-traded foreign equity securities of companies principally engaged in the real estate sector. The Fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (excluding the United States). Although the Fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies

JNL Variable Fund LLC
JNL/Mellon Capital Nasdaq ® 25 Fund (formerly, JNL/Mellon Capital Management Nasdaq ® 25 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of the 25 companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index ® .

JNL/Mellon Capital Value Line ® 30 Fund (formerly, JNL/Mellon Capital Management Value Line ® 30 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of 30 companies that Value Line ® gives a #1 ranking for Timeliness TM .  The 30 companies are selected each year by the sub-adviser based on certain positive financial attributes.  The #1 Timeliness TM top ranking given to only 100 stocks reflects Value Line’s view of their probable price performance during the next six months relative to the other stocks ranked by Value Line ® .

JNL/Mellon Capital S&P ® SMid 60 Fund (formerly, JNL/Mellon Capital Management S&P ® SMid 60 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation )

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor’s MidCap 400 Index and 30 companies in the Standard & Poor’s SmallCap 600 Index.  The 60 companies are selected on a specific date each year.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital NYSE ® International 25 Fund (formerly, JNL/Mellon Capital Management NYSE ® International 25 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation )

Seeks capital appreciation by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”).  The 25 companies are selected on a specific date each year by ranking the stocks on the NYSE International Index SM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 companies with the highest overall ranking on the two factors.  The sub-adviser may also purchase American Depositary Receipts or the foreign stock.

JNL/Mellon Capital Communications Sector Fund (formerly, JNL/Mellon Capital Management Communications Sector Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation )

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Consumer Brands Sector Fund (formerly, JNL/Mellon Capital Management Consumer Brands Sector Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation )

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Financial Sector Fund (formerly, JNL/Mellon Capital Management Financial Sector Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

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JNL/Mellon Capital Healthcare Sector Fund (formerly, JNL/Mellon Capital Management Healthcare Sector Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund (formerly, JNL/Mellon Capital Management Oil & Gas Sector Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Technology Sector Fund (formerly, JNL/Mellon Capital Management Technology Sector Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers.  The Funds described are available only through variable annuity contracts issued by Jackson of NY.  They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust , JNL Variable Fund LLC and Curian Variable Series Trust carefully before investing.  Additional Funds and Investment Divisions may be available in the future.  The prospectuses for the JNL Series Trust , JNL Variable Fund LLC and Curian Variable Series Trust are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-800-777-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813, or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  Charges for an optional endorsement are deducted only if you elect the optional endorsement.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  On an annual basis, this charge equals 0.85% of the average daily net asset value of your allocations to the Investment Divisions.    This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

●	to make income payments for the life of the Annuitant during the income phase; and

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●	to waive the withdrawal charge in the event of the Owner’s death.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.
If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on the Contract Anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions and the Fixed Account based on the proportion their respective value bears to the Contract Value.  We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge (not applicable for Contracts with the Liquidity Option). At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

●	Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least five years without being withdrawn), plus
●	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your Remaining Premiums allocated to those accounts)
●
during each Contract Year 10% of Premium (subject to certain exclusions) that would otherwise incur a withdrawal charge, or be reduced by an Interest Rate Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

●	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or
●	withdrawals under a tax-qualified Contract that exceed its required minimum distribution (the entire withdrawal will be subject to the withdrawal charge), or
●
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner’s death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

●	amounts withdrawn in a total withdrawal.

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The amount of the withdrawal charge deducted varies according to the following schedule and is based on Completed Years following each Premium:

Withdrawal Charge (as a percentage of Premium payments):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5+

	6.5%	6.0%	5.0%	4.0%	3.0%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium.  If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note:  Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

●	income payments during your Contract’s income phase ;
●	death benefits; or
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner’s death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge).

We may reduce or waive the withdrawal charge when the Contract is purchased by employees, agents and financial representatives of the Company or its affiliates.  These transactions will be conducted in a non-discriminatory manner and under circumstances that reduce our sales expenses.

Liquidity Option Charge. If you select the Liquidity Option, which provides for no withdrawal charges, you will pay 0.25% on an annual basis of the average daily Contract Value in the Investment Divisions regardless of whether you take any withdrawals.  Charges are deducted daily as part of the calculation of the value of the Accumulation Units. We stop deducting this charge on the date you annuitize.

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectus for the JNL Series Trust , JNL Variable Fund LLC and Curian Variable Series Trust .  For more information, please see the “Fund Operating Expenses” table beginning on page 7 .

Premium Taxes.  Your state charges Premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Currently, the deduction would be 2% of a Premium payment, but we are not required to pay Premium taxes.

Income Taxes.  We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

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Jackson National Life Distributors LLC (“JNLD” or “Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson®”), Jackson of NY’s parent.  JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”).  JNLD is not a member of the Securities Investor Protection Corporation (“SIPC”).   For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or internet (www.finra.org).

The Contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the Contract. The obligations and guarantees under the Contract are the sole responsibility of Jackson of NY.  The financial institution, brokerage firm or insurance agency is responsible for delivery of various related disclosure documents and the accuracy of their oral description and recommendation of the purchase of the Contract.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 6% of any Premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary widely among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences (for example, national, regional and top producer meetings) , sponsorships and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client events, speaker fees and business development and educational enhancement items, including payments to third party vendors for such items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.  Individual registered representatives may receive differing levels of sales and service support.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products:

Commonwealth Financial Network
CUSO Financial Services
ING Financial Partners Inc
INVEST Financial Corporation
Lincoln Financial Advisors
LPL Financial Corporation
Merrill Lynch
MML Investors Services Inc
Morgan Keegan
Morgan Stanley Smith Barney
National Planning Corporation
Raymond James
RBC Capital Markets Corp
Securities America
Signator Investors, Inc

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SII Investments
Transamerica Financial Advisors, Inc
UBS Financial Services Inc
Wells Fargo Advisors
Woodbury Financial Services Inc

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

●	National Planning Corporation,
●	SII Investments, Inc.,
●	IFC Holdings, Inc. d/b/a Invest Financial Corporation,
●	Investment Centers of America, Inc., and
●	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation.  Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson of NY and Jackson National Life Insurance Company, its parent.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

●	$5,000 under most circumstances

●	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

●	$500 for a qualified or non-qualified plan
●	$50 for an automatic payment plan
●	You can pay additional Premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any Premium payment.  There is

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a $100 minimum balance requirement for each Investment Division and Fixed Account.  We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

●	The maximum aggregate Premiums you may make without our prior approval is $2.5 million.

The payment of subsequent Premiums , depending on market conditions at the time they are made , may or may not contribute to the various benefits under your Contract.   Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account, if available.  The minimum amount you may allocate to the Investment Division or a Fixed Account is $100.  We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

Although more than 18 Investment Divisions and the Fixed Account may be available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

We will issue your Contract and allocate your first Premium within two business days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money. Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the available Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period, your total original Premium paid.  You may allocate the rest of your Premium to any Investment Division(s).  If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original Premium.  This program is available only if Fixed Account Options are available.  There is no charge for the Capital Protection Program.  You should consult your Jackson of NY representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

The Capital Protection Program is not available on Contracts with the Liquidity Option.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that Guarantee Period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson of NY receives a Premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year.  Jackson of NY will allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter Guarantee Periods require allocation of substantially all your Premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the Guarantee Period.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

●	determining the total amount of assets held in the particular Investment Division;
●	subtracting any asset-based charges and taxes chargeable under the Contract; and
●	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

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The value of an Accumulation Unit may go up or down from day to day.  The base Contract has a different Accumulation Unit value than a Contract with the Liquidity Option, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a Premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the respective charges under your Contract.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in good order will be used for initial pricing of your Contract values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Interest Rate Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law.

In addition, we also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option.  Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1.  During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

●
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

●	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year:
i.	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
ii.	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
●
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2.  We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3.  We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4.  We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

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We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries.  The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option.   If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you.  Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 15 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed.  In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO.  In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions.  Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

●	limiting the number of transfers over a period of time;
●	requiring a minimum time period between each transfer;
●	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or
●	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to

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make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division and the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above.  Our Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet if you elect to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

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We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY
You can have access to the money in your Contract:

●	by making either a partial or complete withdrawal,
●	by electing the Systematic Withdrawal Program,
●	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 29 . We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal.  If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account Options based on the proportion their respective values bear to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 41 .

Liquidity Option.  If you elect the Liquidity Option, you will not pay a withdrawal charge when you make a partial or full withdrawal.  This option must be selected at issue.  This option removes the five year withdrawal charge schedule that would otherwise apply.  You will pay a charge of 0.25% on an annual basis of the average net asset value of your allocations to the Investment Divisions for this option.  The decision to elect the Liquidity Option should consider whether you anticipate taking or needing to take a large withdrawal that would otherwise be subject to charges under the five year withdrawal charge schedule imposed on each Premium payment.  The charge for the Liquidity Option applies until the date you annuitize whether or not you take any

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withdrawals.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or
●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  You can choose the Income Date and an income option, but the Income Date must be at least 13 months after the Contract’s Issue Date.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options allocations that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

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Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable, the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
●	the amount of any applicable Premium taxes, or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;
●	which income option you select; and
●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed net investment rate of 1.0% for all options and, if you select an income option with a life contingency, the age and gender of the Annuitant.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed net investment rate, then your income payments will increase; if that performance is less than the assumed net investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.  If the Annuitant dies after the Income Date but prior to the first income payment being paid, the amount applied to this income option will be paid to the Owner or the Owner’s Beneficiaries.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.  If both Annuitants die after the Income Date but prior to the first payment being paid, the amount applied to this income option will be paid to the Owner or the Owner’s Beneficiaries.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

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DEATH BENEFIT

The Contract has a death benefit, which is payable during the accumulation phase.  The death benefit equals your Contract Value on the date we receive all required documentation from your Beneficiary.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.

If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive the death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

Payout Options. The death benefit can be paid under one of the following payout options:

●	single lump sum payment; or
●	payment of entire death benefit within 5 years of the date of death; or
●
payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner’s death, however, must be paid within five years of the date of the Owner’s death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time.  See your financial advisor for information regarding the availability of the Spousal Continuation Option.

The Spousal Continuation Option is available to elect one time on the Contract.  However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.

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Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract. Some broker-dealers only offer the Contracts as non-qualified contracts.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

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●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);
●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  For 2013, these levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death.  The Owner’s “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner’s “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

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Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,
●	the Contract Owner had no liability for the fees, and
●	the fees were paid solely from the annuity Contract to the adviser.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson of NY regarding the availability of a particular investment option and other than the contract owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 100 Investment Divisions and at least one Fixed Account Option, although a Contract Owner’s Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

43

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or
(c)	a hardship withdrawal.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a “Designated Option”) from the one-year Fixed Account Option (if currently available) or any of the Investment Divisions (each a “Source Option”).  If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions.  In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  There is no charge for Dollar Cost Averaging.  Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options.  DCA+  is subject to current availability.  A Contract Value of $15,000 is required to participate.  The DCA+ Fixed Account Option is credited with a special interest rate.  If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

The DCA+ is not available on Contracts with the Liquidity Option.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option.  If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers

44

pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+.  You should consult your Jackson of NY representative with respect to the current availability of the Fixed Account Options and the availability of DCA+.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the Money Market Investment Division).  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.  Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify.  In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within twenty days after receiving it.  We will return

●	the Contract Value in the Investment Divisions, plus

●	the full amount of Premium you allocated to the Fixed Account (minus any withdrawals), including any fees or other charges.

We will determine the Contract Value in the Investment Divisions as of the date the Contract is mailed to the Company or the date you return it to the selling agent.  We will return Premium payments where required by law.   We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
●	Standardized average annual total return is calculated in accordance with SEC guidelines.
●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges.

45

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions.  We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed.  This confirmation statement will provide details about the transaction.  Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions.  If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments.  If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings.  Jackson National Life Insurance Company (Jackson of NY’s parent) and its subsidiaries are defendants in a number of civil proceedings, including class actions, arising in the ordinary course of business. These include civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including a modal premium case, alleging misconduct in the sale of insurance products. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

PRIVACY POLICY

FACTS	WHAT DOES JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (Jackson of New York) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	●	Social Security Number
	●	Birth Date
What?	●	Address
	●	Financial Information
	●	Medical History
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Jackson of New York chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Jackson of New York share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

46

Questions?	Call 1(800) 644-4565 or go to www.jackson.com
WHAT WE DO
How does Jackson of New York protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Employees are bound to a Code of Conduct requiring all information be kept in strict confidence, and are subject to disciplinary action for violation of the Code. We restrict access to nonpublic personal information to those employees who need to know that information to provide products and services to you.

How does Jackson of New York collect my personal information?	We collect your personal information, for example, from
	●	information we receive from you on applications and forms;
	●	information about your transactions with us;
	●	information we receive from a consumer reporting agency;
	●	information we obtain from others in the process of verifying information you provide us; and
	●	individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

	●	sharing for affiliates’ everyday business purposes – information about your credit worthiness
	●	affiliates from using your information to market to you
	●	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Jackson of New York does not share with our affiliates.
Nonaffiliates	Jackson of New York does not share with nonaffiliates so they can market to you.
Joint Marketing	Jackson of New York does not jointly market.

47

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History

Services

Purchase of Securities Being Offered

Underwriters

Calculation of Performance

Additional Tax Information

Annuity Provisions

Net Investment Factor

Financial Statements of the Separate Account

Financial Statements of Jackson of NY

48

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®”,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones U.S. Select Dividend Index,” “Dow Jones U.S. Contrarian Opportunities,” “ Dow Jones Industrial Average,” “Dow Jones Select Dividend Index,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”).   “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “Dow Jones Select Dividend Index”, “The Dow ® ” and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC ( “ Dow Jones ” ) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”) .

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield ® is a registered trademark of Brookfield Asset Management, Inc.; the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund, and the JNL/Brookfield Global Infrastructure Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices’ only relationship to Jackson or Brookfield Asset Management with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson, Brookfield Asset Management or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices or Brookfield to buy, sell, or hold such security, nor is it considered to be investment advice.

Dow Jones, SPDJI and their respective affiliates do not :

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,

• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;

• The accuracy or completeness of the Indexes and its data;

• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;

• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;

•       Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR BROOKFIELD BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

“SPDR” is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P Financial Services”) and has been licensed for use by State Street Corporation. Standard & Poor’s and S&P are registered trademarks of S&P Financial Services. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P Financial Services or its affiliates, and S&P Financial Services and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.

The following applies to the JNL/S&P 4 Fund:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor and a wholly owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations ).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s).  The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index ® to track general stock market performance.  The Corporations’ only relationship to Jackson ( Licensee ) is in the licensing of the Nasdaq-100 ® , Nasdaq-100 Index ® , and Nasdaq ® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index ® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index ® . The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index ® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100 Index ® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the

Nasdaq-100 Index ® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100 ® ,” “Nasdaq-100 Index ® ,” “Nasdaq Stock Market ® ” and “Nasdaq ® ” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq ® 25 Fund, the JNL/Mellon Capital VIP Fund, or the JNL/Mellon Capital JNL Optimized 5 Fund.  The JNL/Mellon Capital Nasdaq ® 25 Fund, JNL/Mellon Capital VIP Fund and JNL/Mellon Capital JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 25 FUND, THE JNL/MELLON CAPITAL VIP FUND AND THE JNL/MELLON CAPITAL JNL OPTIMIZED 5 FUND.

“Value Line ® ,” “The Value Line Investment Survey,” and “Value Line Timeliness TM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Value Line ® 30 Fund and JNL/Mellon Capital JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Value Line ® 30 Fund, in the JNL/Mellon Capital VIP Fund and JNL/Mellon Capital JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

“NYSE ® ” is a registered mark of, and “NYSE International 100 Index SM ” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital NYSE ® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital NYSE ® International 25 Fund.

“NYSE International 100 Index SM ” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to the Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 Index SM ” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital NYSE ® International 25 Fund.

NYSE Group, Inc. does not :

•	Sponsor, endorse, sell or promote the JNL/Mellon Capital NYSE ® International 25 Fund.
•	Recommend that any person invest in the JNL/Mellon Capital NYSE ® International 25 Fund or any other securities.
•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital NYSE ® International 25 Fund.
•	Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital NYSE ® International 25 Fund.
•
Consider the needs of the JNL/Mellon Capital NYSE ® International 25 Fund or the owners of the JNL/Mellon Capital NYSE ® International 25 Fund in determining, composing or calculating the NYSE International 100 Index SM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital NYSE ® International 25 Fund. Specifically,

•	NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:

 •      The results to be obtained by the JNL/Mellon Capital NYSE ® International 25 Fund, the
 •      owner of the JNL/Mellon Capital NYSE ® International 25 Fund or any other person in
 •      connection with the use of the Index and the data included in the NYSE International 100 Index SM ;

• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
•	NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
♦
Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital NYSE ® International 25 Fund or any other third parties.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

The “Dow Jones U.S. Contrarian Opportunities Index SM ” is a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”), and has been licensed for use.  “Dow Jones ® ”, “Dow Jones U.S. Contrarian Opportunities Index SM ” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed for use for certain purposes by Jackson National Life Insurance Company.  Jackson National Life Insurance Company’s JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund based on the Dow Jones U.S. Contrarian Opportunities Index SM , is not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates and Dow Jones, CME and their respective affiliates make no representation regarding the advisability of investing in such product.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“ MSCI ”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “ MSCI PARTIES ”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Bankers & Investors Co	Center Street Securities	Deutsche Bank Securities, Inc.
Adirondack Trading Group LLC	BB&T Investment Services Inc	Century Securities & Associates, Inc.	DeWaay Financial Network, LLC
Advest, Inc.	BBVA Compass Investment Solutions Inc.	Ceros Financial Services INC	DFPG Investments
Advisory Group Equity Services	BCG Securities	Cetera Advisors LLC	Dorsey and Company, Inc.
Aegis Capital Corp	Benjamin F Edwards & Co Inc	Cetera Financial Specialists	Double Eagle Securities of America Inc.
Affinity Financial Services, LLC	Berthel Fisher & Co Financial Services	CFD Investments, Inc.	Downstate Securities Group, Inc.
Alamo Capital	BestVest Investments, Ltd.	Chelsea Financial Services	Duncan Williams Inc.
Allegheny Investments, Ltd.	BFT Financial Group	CIM Securities LLC	EDI Financial Inc.
Allegiance Capital	BMO Harris Financial Advisors, Inc.	Client One Securities LLC	Edward Jones
Allegiant Securities	BOSC Inc	Coastal Equities	EK Riley Investments, LLC
Allen & Company	Brecek & Young Advisors, Inc.	Colorado Financial Service Corporation	ePlanning Securities
Allen, Mooney & Barnes Brokerage	Broker Dealer Financial	Comerica Insurance Services, Inc.	Equable Securities Corp.
Services, LLC	Brokers International Financial Services	Commonwealth Financial Network	Equity Services Inc
Allied Beacon Partners Inc	Bruce A. Lefavi Securities, Inc.	Community Investment Services	Essex Financial Services Inc
Allstate Financial Services LLC	Cadaret, Grant & Company	Comprehensive Asset Management and	Essex National Securities Inc
American Equity Investment Corp	Calton & Associates Inc	Servicing, Inc.	Fairport Capital, Inc.
American General Securities, Inc.	Cambridge Investment Research	Concorde Investment Services	FCG Advisors, LLC
American Independent Securities Group, LLC	Cantella & Co, Inc	Coombe Financial Services Inc.	Fenwick Securities, Inc.
American Investors Company	Cape Fear Securities, Inc.	Coordinated Capital Securities	Fifth Third Securities
American Municipal Securities, Inc.	Cape Securities	Country Club Financial Services Inc.	Financial Advisers Of America
American Portfolios Financial Services, Inc.	Capital Analysts Inc	Crowell, Weedon & Co	Financial Advisors of America
Ameriprise Advisor Services Inc.	Capital Financial Services	Crown Capital Securities LP	Financial Network Investment
Ameritas Investment Corp	Capital Guardian LLC	CUE Financial Group	Financial Partners Credit Union
Arete Wealth Management LLC	Capital Investment Group	CUNA Brokerage Services, Inc.	Financial Planning Consultants
Arque Capital Ltd	Capital Management Securities	Cuna Mutual Insurance Agency	Financial Security Management
Arvest Asset Management	Capital One Investment Services, LLC	CUSO Financial Services	Financial Telesis Inc
Associated Investment Services	Capitol Securities Management, Inc.	CW Securities LLC	Financial West Investment Group
Ausdal Financial Partners Inc	Capwest Securities, Inc.	D A Davidson	Fintegra, LLC
Avalon Investment & Securities Group Inc.	Cary Street Partners LLC	D H Hill Securities LLP	First Allied Securities, Inc
AXA Advisors LLC	CBIZ Financial Solutions, Inc.	Dalton Strategic Investment	First American Securities
B B Graham & Co Inc	CCF Investments, Inc.	Davenport & Company	First Brokerage America LLC
B C Ziegler and Company	CCO Investment Services	David A Noyes & Company	First Citizens Financial Plus Inc.
Bancorpsouth Investment Services, Inc.	Centara Capital Securities Inc.	Delta Equity Services Corporation	First Citizens Investor Services
Bancwest Investment Services, Inc.	Centaurus Financial Inc	Dempsey Lord Smith LLC	First Citizens Securities Corp.
Bank of America	Centennial Securities Company	Despain Financial Corporation	First Financial Equity

First Heartland Capital Inc	Hancock Securities Group LLC	Investment Professionals Inc	Lucia Securities LLC
First Independent Financial Services	Hantz Financial Services	Investors Capital Corporation	M & T Securities
First Midwest Securities	Harbor Financial Services	Investors Security Co Inc	M. Holdings Securities, Inc.
First National Capital Markets	Harbour Investment Inc	J P Turner & Co LLC	M&I Financial Advisors, Inc
First Southeast Investor	Harger & Company	J W Cole Financial Inc.	Madison Ave Securities
First Tennessee Brokerage Direct	Harold Dance Investments	J. Alden Associates, Inc.	Mark Stewart Securities Inc.
First Western Advisors	Harris Bancorp Insurance Services, Inc.	James T Borello & Company	McLaughlin Ryder Investments
First Western Securities, Inc.	Harvest Capital LLC	Janney Montgomery Scott LLC	McNally Financial Services Corp
FirstMerit Financial Services, Inc.	Hazard & Siegel Inc	JHS Capital Advisors	Means Investment Co. Inc.
Five Star Investment Services	HBW Securities	JJB Hilliard WL Lyons Inc	MerCap Securities, LLC
Focus Insurance Agency Inc.	Hefren-Tillotson, Inc.	JRL Capital Corporation	Mercer Allied
Foothill Securities, Inc	High Street Securities	K.W. Chambers & Co.	Meridian United
Foresters Equity Services Inc.	Hightower Securities LLC	Kaiser and Company	Merrill Lynch
Forsyth Securities	Hilliard Lyons	Kalos Capital Inc	Merrimac Corp Securities
Fortune Financial Services, Inc.	Homestreet Insurance	KCD Financial	Mesirow Financial Inc
Founders Financial Securities	Hornor Townsend & Kent Inc	KCG Securities LLC	Metlife Securities
Freedom Investors Corp.	HSBC Securities	Kehrer Saltzman & Associates	Metropolitan Investment Securities Inc.
Frost Brokerage Services, Inc.	Humana MarketPoint Inc.	Kenai Investments Inc	Michigan Securities, Inc.
FSC Securities Corporation	Huntington Ins. Inc.	Key Investment Services	Mid Atlantic Capital Corp
Fulcrum Securities Inc	Huntington Investment Company	KMS Financial Services Inc	MidAmerica Financial Services
G F Investment Services	Huntleigh Securities Corp.	Koehler Financial LLC	Mid-Atlantic Securities Inc
G. W. Sherwold Associates Inc.	IBN Financial Services	Kovack Securities, Inc	Midwestern Securities Trading Co.
GA Repple & Company	IFG Network Securities	L.M. Kohn & Company, Inc.	Milkie/Ferguson Investments, Inc.
Garden State Securities	IFS Securities	Labrunerie Financial Inc	Mischler Financial Group, Inc.
GBS Financial Corporation	IMS Securities	Lamar Enterprises Inc.	MML Investors Services Inc
Geneos Wealth Management Inc	Independence Capital Co	Landolt Securities Inc	Moloney Securities Co., Inc.
Gentry Partners Ltd	Independent Financial Group	Larson Financial Securities	Money Concepts Capital Corp
Genworth Financial Securities Corporation	Infinex Investments Inc	Lasalle St Securities LLC	Moors & Cabot, Inc.
Gilford Securities Incorporated	Infinity Securities Inc.	Legacy Financial Services, Inc.	Morgan Keegan
Girard Securities, Inc.	ING Financial Advisers LLC	Legend Equities Corp	Morgan Stanley Smith Barney
Glen Eagle Advisors, LLC	ING Financial Partners Inc	Leigh Baldwin & Co LLC Inc	Morris Group Inc
Global Brokerage Services, Inc.	Institutional Securities Corp	Leonard & Company	MSC – BD LLC
Gold Coast Securities, Inc.	Intercarolina Financial Services, Inc.	Liberty Group, LLC	MTL Equity Products, Inc.
Gradient Securities	Intercontinental Asset Management Group	Liberty Partners Financial	Multi-Financial Securities Corp
Grant Williams LP	International Assets Advisory	LifeMark Securities Corp	Mutual of Omaha Investor Services
Great American Investors Inc.	Intervest International Equities Corp.	Lincoln Financial Advisors	Mutual Securities Inc
Great Nation Investment Corporation	INVEST Financial Corporation	Lincoln Financial Securities	Mutual Trust Company
Great Southern Bank	Investacorp, Inc.	Lincoln Investment Planning	MWA Financial Services, Inc.
GWN Securities Inc	Investment Advisors & Consultants, Inc.	Lombard Securities	National Planning Corporation
H Beck Inc	Investment Centers Of America	Longevity Capital LLC	National Securities Corp
H D Vest Investment Securities	Investment Network, Inc.	Lowell & Company Inc	Nationwide Planning Associates
Hancock Investment Services	Investment Planners, Inc.	LPL Financial Corporation	Nationwide Securities, LLC

Navy Federal Brokerage Services	Pro Equities, Inc	Sigma Financial Corporation	Thrivent Investment Management
NBC Securities Inc	Prospera Financial Services Inc	Signator Investors, Inc	Thurston, Springer, Miller, Herd & Titak, Inc
New England Securities	Protected Investors of America	Signature Securities Group Corp.	Tower Square Securities
Newbridge Securities Corp	PTS Brokerage LLC	SII Investments	Transamerica Financial Advisors, Inc
Newport Coast Securities	Puplava Securities Inc.	Silver Oak Securities	Triad Advisors, Inc.
NEXT Financial Group, Inc.	Purshe Kaplan Sterling	Singer Xenos Securities Corp.	Tricor Financial, LLC
NFP Securities Inc	QA3 Financial Corporation	Small Business Insurance Agency	Triune Capital Advisors
NIA Securities LLC	Quest Capital Strategies, Inc.	SMH Capital Inc	Trustmont Financial Group
Northeast Capital Management, Inc.	Quest Securities	Smith Brown & Groover, Inc.	U.S. Bancorp Investments, Inc.
Northeast Securities, Inc.	Questar Capital Corporation	Smith Moore & Co	UBS Financial Services Inc
Northland Securities, Inc.	Quick and Reilly Inc.	Sorrento Pacific Financial	UMB Insurance, Inc.
Northridge Securities Corp	R.M. Stark & Co., Inc.	South Valley Wealth Management	Umpqua Investments Inc
Northwestern Mutual Investment Services, LLC	Rampart Financial Services, Inc.	Southeast Investments	Unionbanc Investment Services
NPB Financial Group	Raymond James	Southwest Securities Financial Services	United Brokerage Services, Inc.
NYLife Securities	RBC Capital Markets Corp	Spire Securities LLC	United Global Securities Inc
OFG Financial Services, Inc.	RDM Investment Services, Inc.	St Bernard Financial Services	United Planners Financial Services Of
Ogilvie Security Advisors	Regal Securities Inc	Stephens Inc	America
OneAmerica Securities	Rendler Sales Consulting, LLC	Sterne Agee & Leach Group Inc	Univest Insurance Inc.
Online Brokerage Services Inc.	Resource Horizons Group	Sterne Agee Financial Services	USA Financial Securities Corp
Oppenheimer & Co	Rhodes Securities, Inc.	Stifel Nicolaus & Company	USI Securities, Inc.
Pacific West	Ridgeway & Conger Inc	Strategic Financial Alliance	UVEST
Packerland Brokerage Services	River Stone Wealth Management	Summit Brokerage Services Inc	Valic Financial Advisors Inc
Paradigm Equities, Inc.	RNR Securities LLC	Summit Equities Inc	Valley National Investments
Park Avenue Securities	Robert W Baird & Co Inc	Sunbelt Securities	ValMark Securities Inc
Parsonex Securities, LLC	Rogan and Associates	Sunset Financial Services, Inc	Vanderbilt Securities LLC Inc
Peak Brokerage Services	Royal Alliance Associates Inc	SunTrust Investment Services, Inc.	Veritrust Financial LLC
Penn Plaza Associates	Royal Securities	SWBC Investment Services LLC	Vorpahl Wing Securities
People’s Securities Inc	RSG Capital Corporation	SWS Financial Service, Inc.	VSR Financial Services, Inc.
PFA Security Asset Management	S. G. Long & Company	Symetra Investment Services	Waddell & Reed, Inc
PIM Financial Services	Sagepoint Financial	Synergy Investment Group	Wall Street Financial Group
PlanMember Securities	Sammons Securities	Synovus Securities Inc.	Wall Street Strategies Inc.
PMK Securities & Research, Inc.	Santander Securities LLC	Tandem Securities Inc.	Walnut Street Securities
PNC Investments LLC	Saxony Securities Inc	TD Wealth Mangement Services, Inc.	Waterford Investor Services, Inc.
PPA Investments, Inc.	SCF Secuties, Inc.	TFS Securities	Wayne Hummer Investments LLC
Presidential Brokerage, Inc	Scott & Stringfellow Inc	The Huntington Investment	WBB Securities
Prime Capital Services Inc	Secure Planning Inc	Company	Wedbush Securities Inc.
Prime Solutions Securities, Inc.	Securian Financial Services	The Investment Center Inc	Weitzel Financial Services Inc
Prime Vest Financial Services	Securities America	The Leaders Group	Wells Fargo Advisors
Princor Financial Services	Securities Mangement & Research, Inc.	The O.N. Equity Sales Company	WesBanco Securities
Private Client Services LLC	Securities Service Network	The Windmill Group	Wescom Financial Services

Westco Investment Corp
Western Equity Group
Western International Securities Inc
Westminster Financial Securities
Westport Resources Investment Services, Inc
WFG Investments Inc
Wilbanks Securities, Inc.
Williams Financial Group
Windsor Sheffield & Co, Inc
Woodbury Financial Services Inc
Woodmen Financial Services, Inc.
World Equity Group, Inc.
World Financial Group
Worth Financial Group Inc.
WR Rice Financial Services, Inc.
WRP Investments Inc
Wunderlich Securities

Questions: If you have any questions about your Contract, you may contact us at:

Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)

Mail Address:	P.O. Box 3031 3 , Lansing, Michigan 48909-781 3

Delivery Address:	1 Corporate Way, Lansing, Michigan 48951

Jackson of NY IMG Service Center:	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)

Mail Address:	P.O. Box 30901 , Lansing, Michigan 48909- 8401

Delivery Address:	1 Corporate Way, Lansing, Michigan 48951

Home Office:	2900 Westchester Avenue, Purchase, New York 10577

STATEMENT OF ADDITIONAL INFORMATION

April 29 , 2013

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY THE JNLNY SEPARATE ACCOUNT I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 29 , 2013 .  The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY®) by writing P.O. Box 30313 , Lansing, Michigan 48909- 7813 , or calling 1-800-599-5651.

TABLE OF CONTENTS
Page
General Information and History
Services	9
Purchase of Securities Being Offered	10
Underwriters	10
Calculation of Performance	10
Additional Tax Information	12
Annuity Provision	22
Net Investment Factor	22
Financial Statements of the Separate Account	Appendix A
Financial Statements of Jackson of NY	Appendix B

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY.  In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name.  Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones U.S. Select Dividend Index,” “Dow Jones U.S. Contrarian Opportunities,” “ Dow Jones Industrial Average,” “Dow Jones Select Dividend Index,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”).   “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “Dow Jones Select Dividend Index”, “The Dow ® ” and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC ( “ Dow Jones ” ) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”) .

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield ® is a registered trademark of Brookfield Asset Management, Inc.; the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund, and the JNL/Brookfield Global Infrastructure Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices’ only relationship to Jackson or Brookfield Asset Management with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson, Brookfield Asset Management or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices or Brookfield to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR BROOKFIELD BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

“SPDR” is a registered trademark of Standard & Poor's Financial Services LLC (“S&P Financial Services”) and has been licensed for use by State Street Corporation. Standard & Poor’s and S&P are registered trademarks of S&P Financial Services. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P Financial Services or its affiliates, and S&P Financial Services and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors' rights are described in the prospectus for the applicable product.

The following applies to the JNL/S&P 4 Fund. SPIAS is co-Sub-Adviser with Mellon Capital for the following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor and a wholly owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations ).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index ® to track general stock market performance.  The Corporations’ only relationship to Jackson ( Licensee ) is in the licensing of the Nasdaq-100 ® , Nasdaq-100 Index ® and Nasdaq ® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index ® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index ® .  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index ® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index ® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index ® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100 ® ,” “Nasdaq-100 Index ® ,” “Nasdaq Stock Market ®” and “Nasdaq ®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq ® 25 Fund, the JNL/Mellon Capital JNL Optimized 5 Fund, or the JNL/Mellon Capital VIP Fund.  The JNL/Mellon Capital Nasdaq ® 25 Fund, the JNL/Mellon Capital VIP Fund and the JNL/Mellon Capital JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 25 FUND, THE JNL/MELLON CAPITAL VIP FUND AND THE JNL/MELLON CAPITAL JNL OPTIMIZED 5 FUND.

“NYSE ®” is a registered mark of, and “NYSE International 100 Index SM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital NYSE ® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital NYSE ® International 25 Fund.

“NYSE International 100 Index SM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 Index SM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital NYSE ® International 25 Fund.

NYSE Group, Inc. does not :

•   Sponsor, endorse, sell or promote the JNL/Mellon Capital NYSE ® International 25 Fund.
•   Recommend that any person invest in the JNL/Mellon Capital NYSE ® International 25 Fund or any other securities.
•   Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital NYSE ® International 25 Fund.
•   Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital NYSE ® International 25 Fund.
•   Consider the needs of the JNL/Mellon Capital NYSE ® International 25 Fund or the owners of the JNL/Mellon Capital NYSE ® International 25 Fund in determining, composing or calculating the NYSE International 100 Index SM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital NYSE ® International 25 Fund.  Specifically,

•   NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
•   The results to be obtained by the JNL/Mellon Capital NYSE ® International 25 Fund, the owner of the JNL/Mellon Capital NYSE ® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 Index SM ;
•   The accuracy or completeness of the Index and its data;
•   The merchantability and the fitness for a particular purpose or use of the Index and its data;
•   NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
•   Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital NYSE ® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Jackson has entered into a License Agreement with Value Line ® .  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of  Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND AND THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND   ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“ MSCI ”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “ MSCI PARTIES ”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND   OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND   PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND   OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND   OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND   OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND   TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND   IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND   OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the investment adviser and administrator for JNL Series Trust and JNL Variable Fund LLC.  Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  For the past three years, Jackson paid $349,200 in 2010, $430,000 in 2011, and $450,000 in 2012 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $2,266,373 in 2012.   JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised.  Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Divisions normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/WMC Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period.  The JNL/WMC Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/WMC Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Division's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.  Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/WMC Money Market Division nor that Division's investment in the JNL/WMC Money Market Division is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  For 2013, these levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust , JNL Variable Fund LLC, and Curian Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 100 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule.  Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations.  For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures.  Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound.  Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5, 500 for 2013 .  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 2013 , these levels are $ 112 ,000 in the case of single taxpayers, $ 178 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5, 500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $17, 500 elective deferral limitation in 2013 .  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.   Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 1.0% per annum assumed investment rate.
The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1.0% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2012

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian Dynamic Risk Advantage - Aggressive Portfolio	Curian Dynamic Risk Advantage - Diversified Portfolio	Curian Dynamic Risk Advantage - Income Portfolio	Curian Guidance - Balanced Income Portfolio	Curian Guidance - Equity 100 Portfolio	Curian Guidance - Fixed 100 Portfolio	Curian Guidance - Institutional Alt 100 Portfolio	Curian Guidance - Institutional Alt 65 Portfolio	Curian Guidance - Maximize Income Portfolio	Curian Guidance - Maximum Growth Portfolio

Assets
Investments, at value (a)	$941,025	$2,515,049	$2,504,428	$2,454,605	$291,615	$278,023	$6,324,401	$2,615,218	$797,205	$890,114
Receivables:
Investment securities sold	87	9,969	218	213	21	28	575	13,861	71	73
Sub-account units sold	-	30,877	7,920	3,960	39,506	-	-	14,532	-	35,794
Total assets	941,112	2,555,895	2,512,566	2,458,778	331,142	278,051	6,324,976	2,643,611	797,276	925,981

Liabilities
Payables:
Investment securities purchased	-	30,877	7,920	3,960	39,506	-	-	14,532	-	35,794
Sub-account units redeemed	-	9,741	-	-	-	-	-	13,632	-	-
Insurance fees due to Jackson
of New York	87	228	218	213	21	28	575	229	71	73
Total liabilities	87	40,846	8,138	4,173	39,527	28	575	28,393	71	35,867
Net assets (Note 7)	$941,025	$2,515,049	$2,504,428	$2,454,605	$291,615	$278,023	$6,324,401	$2,615,218	$797,205	$890,114

(a) Investment shares	98,640	251,505	244,812	233,106	28,257	27,582	618,221	250,500	75,066	85,753
Investments at cost	$956,699	$2,522,778	$2,476,191	$2,410,845	$286,733	$277,536	$6,159,030	$2,526,800	$776,965	$857,740

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian Guidance - Moderate Growth Portfolio	Curian Guidance - Rising Income Portfolio	Curian Guidance - Tactical Maximum Growth Portfolio	Curian Guidance - Tactical Moderate Growth Portfolio	Curian Tactical Advantage 35 Portfolio	Curian Tactical Advantage 60 Portfolio	Curian Tactical Advantage 75 Portfolio	Curian/ American Funds Growth Portfolio	Curian/ DFA U.S. Micro Cap Portfolio	Curian/Epoch Global Shareholder Yield Portfolio

Assets
Investments, at value (a)	$4,376,528	$1,462,790	$1,446,409	$4,623,016	$1,394,233	$1,450,674	$800,888	$444,616	$13,912	$140,804
Receivables:
Investment securities sold	375	131	127	437	135	10,378	69	41	1	12
Sub-account units sold	35,794	-	10,000	7,000	3,960	35,794	-	-	-	-
Total assets	4,412,697	1,462,921	1,456,536	4,630,453	1,398,328	1,496,846	800,957	444,657	13,913	140,816

Liabilities
Payables:
Investment securities purchased	35,794	-	10,000	7,000	3,960	35,794	-	-	-	-
Sub-account units redeemed	-	-	-	-	-	10,250	-	-	-	-
Insurance fees due to Jackson
of New York	375	131	127	437	135	128	69	41	1	12
Total liabilities	36,169	131	10,127	7,437	4,095	46,172	69	41	1	12
Net assets (Note 7)	$4,376,528	$1,462,790	$1,446,409	$4,623,016	$1,394,233	$1,450,674	$800,888	$444,616	$13,912	$140,804

(a) Investment shares	415,625	139,446	140,976	447,100	134,839	139,220	76,348	41,631	1,376	13,309
Investments at cost	$4,210,845	$1,424,390	$1,403,507	$4,495,522	$1,384,837	$1,417,788	$772,526	$429,271	$13,037	$140,868

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian/FAMCO	Curian/Franklin	Curian/Franklin	Curian/	Curian/Nicholas	Curian/	Curian/	Curian/The	Curian/The Boston	Curian/
	Flex Core	Templeton Frontier	Templeton Natural	Neuberger Berman	Convertible	PIMCO	Pinebridge Merger	Boston Company	Company Multi-	Van Eck
	Covered Call	Markets	Resources	Currency	Arbitrage	Credit Income	Arbitrage	Equity Income	Alpha Market Neutral	International Gold
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio
Assets
Investments, at value (a)	$1,103,849	$508	$473,709	$184,233	$1,101,196	$639,570	$2,265,542	$257,739	$821,892	$182,419
Receivables:
Investment securities sold	98	-	40	16	99	55	204	22	74	16
Sub-account units sold	9,239	-	7,249	9,711	14,248	40,000	17,248	5,043	4,507	7,747
Total assets	1,113,186	508	480,998	193,960	1,115,543	679,625	2,282,994	262,804	826,473	190,182

Liabilities
Payables:
Investment securities purchased	9,239	-	7,249	9,711	14,248	40,000	17,248	5,043	4,507	7,747
Sub-account units redeemed	-	-	-	-	-	-	-	-	-	-
Insurance fees due to Jackson
of New York	98	-	40	16	99	55	204	22	74	16
Total liabilities	9,337	-	7,289	9,727	14,347	40,055	17,452	5,065	4,581	7,763
Net assets (Note 7)	$1,103,849	$508	$473,709	$184,233	$1,101,196	$639,570	$2,265,542	$257,739	$821,892	$182,419

(a) Investment shares	108,220	49	53,831	18,241	107,329	60,680	224,756	24,088	80,815	20,224
Investments at cost	$1,110,907	$500	$471,342	$183,892	$1,091,448	$632,359	$2,253,928	$250,226	$827,767	$194,652

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012
	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Balanced Allocation Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio
Assets
Investments, at value (a)	$17,076,038	$49,738,492	$51,478,741	$57,284,828	$65,669,046	$94,135,826	$42,385,896	$5,737,072	$40,132,456	$20,920,859
Receivables:
Investment securities sold	4,153	10,803	89,657	13,017	13,822	24,393	7,570	1,146	14,217	4,913
Sub-account units sold	250	9,279	1,566	116,767	22,369	103,946	1,736	63,662	126,003	167,142
Total assets	17,080,441	49,758,574	51,569,964	57,414,612	65,705,237	94,264,165	42,395,202	5,801,880	40,272,676	21,092,914

Liabilities
Payables:
Investment securities purchased	250	9,279	1,566	116,767	22,369	103,946	1,736	63,662	126,003	167,142
Sub-account units redeemed	1,941	4,380	83,200	5,769	5,256	12,273	2,314	396	9,122	2,207
Insurance fees due to Jackson of New York	2,212	6,423	6,457	7,248	8,566	12,120	5,256	750	5,095	2,706
Total liabilities	4,403	20,082	91,223	129,784	36,191	128,339	9,306	64,808	140,220	172,055
Net assets (Note 7)	$17,076,038	$49,738,492	$51,478,741	$57,284,828	$65,669,046	$94,135,826	$42,385,896	$5,737,072	$40,132,456	$20,920,859

(a) Investment shares	1,895,232	4,683,474	5,274,461	3,865,373	4,294,902	6,045,975	2,764,899	550,583	3,498,906	1,876,310
Investments at cost	$15,523,622	$45,846,356	$47,688,262	$54,335,709	$63,507,788	$91,139,929	$42,981,159	$5,538,255	$36,926,158	$20,507,623

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/American Funds Global Small Capitalization Portfolio	JNL/American Funds Growth Allocation Portfolio	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/AQR Managed Futures Strategy Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio
Assets
Investments, at value (a)	$13,337,403	$4,260,308	$48,187,652	$19,106,585	$21,332,231	$1,647,411	$43,539,664	$66,293,202	$4,763,215	$20,484,618
Receivables:
Investment securities sold	4,416	865	14,982	21,062	29,365	143	31,383	13,308	994	28,183
Sub-account units sold	41,217	-	18,367	18,057	77,310	15,413	62,245	121,701	20,585	3,589
Total assets	13,383,036	4,261,173	48,221,001	19,145,704	21,438,906	1,662,967	43,633,292	66,428,211	4,784,794	20,516,390

Liabilities
Payables:
Investment securities purchased	41,217	-	18,367	18,057	77,310	15,413	62,245	121,701	20,585	3,589
Sub-account units redeemed	2,716	274	8,956	18,594	26,587	-	25,730	4,850	434	25,492
Insurance fees due to Jackson
of New York	1,700	591	6,026	2,468	2,778	143	5,653	8,458	560	2,691
Total liabilities	45,633	865	33,349	39,119	106,675	15,556	93,628	135,009	21,579	31,772
Net assets (Note 7)	$13,337,403	$4,260,308	$48,187,652	$19,106,585	$21,332,231	$1,647,411	$43,539,664	$66,293,202	$4,763,215	$20,484,618

(a) Investment shares	1,282,443	408,075	4,083,699	1,783,995	1,899,575	164,906	4,256,077	6,104,346	387,568	2,060,827
Investments at cost	$13,018,852	$4,105,899	$43,287,247	$18,166,929	$20,048,326	$1,577,560	$43,044,909	$63,503,830	$4,477,804	$19,313,017

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio
Assets
Investments, at value (a)	$11,953,005	$9,007,936	$46,088,757	$11,644,501	$26,374,969	$71,830,814	$15,856,082	$11,176,090	$85,710,826	$13,432,458
Receivables:
Investment securities sold	25,304	2,757	21,132	6,873	11,418	83,478	14,194	8,091	93,312	52,280
Sub-account units sold	729	61,961	59,902	46,831	317,652	1,029	32,044	45,073	59,129	33,694
Total assets	11,979,038	9,072,654	46,169,791	11,698,205	26,704,039	71,915,321	15,902,320	11,229,254	85,863,267	13,518,432

Liabilities
Payables:
Investment securities purchased	729	61,961	59,902	46,831	317,652	1,029	32,044	45,073	59,129	33,694
Sub-account units redeemed	23,771	1,598	15,041	5,349	7,958	74,099	12,182	6,628	82,316	50,502
Insurance fees due to Jackson
of New York	1,533	1,159	6,091	1,524	3,460	9,379	2,012	1,463	10,996	1,778
Total liabilities	26,033	64,718	81,034	53,704	329,070	84,507	46,238	53,164	152,441	85,974
Net assets (Note 7)	$11,953,005	$9,007,936	$46,088,757	$11,644,501	$26,374,969	$71,830,814	$15,856,082	$11,176,090	$85,710,826	$13,432,458

(a) Investment shares	470,406	1,105,268	2,024,100	1,416,606	3,573,844	7,374,827	1,752,053	943,927	8,032,880	1,552,885
Investments at cost	$10,396,648	$8,270,654	$42,782,606	$11,405,929	$26,073,998	$65,088,816	$14,192,291	$10,443,536	$81,162,697	$11,366,213

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio
Assets
Investments, at value (a)	$28,473,350	$22,556,820	$41,803,856	$17,699,908	$26,407,147	$6,830,643	$36,326,284	$23,664,147	$21,018,147	$15,231,396
Receivables:
Investment securities sold	19,172	9,476	15,364	6,715	7,773	34,147	39,061	18,244	4,513	4,150
Sub-account units sold	3,339	8,981	389,712	-	31,279	4,788	61,956	28,653	7,956	17,410
Total assets	28,495,861	22,575,277	42,208,932	17,706,623	26,446,199	6,869,578	36,427,301	23,711,044	21,030,616	15,252,956

Liabilities
Payables:
Investment securities purchased	3,339	8,981	389,712	-	31,279	4,788	61,956	28,653	7,956	17,410
Sub-account units redeemed	15,579	6,510	9,949	4,450	4,363	33,256	34,347	15,181	1,805	2,179
Insurance fees due to Jackson
of New York	3,593	2,966	5,415	2,265	3,410	891	4,714	3,063	2,708	1,971
Total liabilities	22,511	18,457	405,076	6,715	39,052	38,935	101,017	46,897	12,469	21,560
Net assets (Note 7)	$28,473,350	$22,556,820	$41,803,856	$17,699,908	$26,407,147	$6,830,643	$36,326,284	$23,664,147	$21,018,147	$15,231,396

(a) Investment shares	3,091,569	1,800,225	3,360,439	1,253,535	2,387,626	784,230	3,676,749	2,173,016	1,640,761	1,065,133
Investments at cost	$25,726,778	$18,799,648	$41,644,824	$16,663,933	$24,124,968	$6,095,472	$31,898,078	$22,090,700	$20,159,080	$13,965,190

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

				JNL/JPMorgan
	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM
	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio
Assets
Investments, at value (a)	$81,632,635	$21,941,720	$17,298,627	$41,936,655	$45,232,631	$15,966,519	$3,676,345	$2,503,847	$34,975,056	$32,851,876
Receivables:
Investment securities sold	79,903	33,493	3,828	9,520	58,288	25,978	660	537	7,265	22,401
Sub-account units sold	122,837	3,841	15,618	66,900	73	6,064	449	5	1,310	23,015
Total assets	81,835,375	21,979,054	17,318,073	42,013,075	45,290,992	15,998,561	3,677,454	2,504,389	34,983,631	32,897,292

Liabilities
Payables:
Investment securities purchased	122,837	3,841	15,618	66,900	73	6,064	449	5	1,310	23,015
Sub-account units redeemed	69,197	30,611	1,659	4,045	52,417	23,840	194	202	2,844	18,024
Insurance fees due to Jackson of New York	10,706	2,882	2,169	5,475	5,871	2,138	466	335	4,421	4,377
Total liabilities	202,740	37,334	19,446	76,420	58,361	32,042	1,109	542	8,575	45,416
Net assets (Note 7)	$81,632,635	$21,941,720	$17,298,627	$41,936,655	$45,232,631	$15,966,519	$3,676,345	$2,503,847	$34,975,056	$32,851,876

(a) Investment shares	6,599,243	3,086,037	789,892	2,976,342	3,943,560	1,368,168	269,132	211,831	3,929,782	2,159,887
Investments at cost	$74,158,849	$23,888,991	$14,494,796	$40,576,810	$42,550,623	$15,328,645	$3,656,552	$2,406,036	$31,482,058	$28,518,114

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities December 31, 2012

					JNL/MCM Dow
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Jones U.S. Contrarian	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Bond Index	Communications	Consumer Brands	Dow Dividend	Opportunities	Emerging Markets	European 30	Financial	Global Alpha	Healthcare
	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio	Index Portfolio	Portfolio	Sector Portfolio	Portfolio	Sector Portfolio
Assets
Investments, at value (a)	$32,939,031	$10,005,035	$12,971,577	$29,351,739	$432,517	$8,490,579	$1,887,352	$19,350,480	$2,443,875	$27,338,903
Receivables:
Investment securities sold	12,646	1,768	10,843	7,815	81	2,004	1,179	16,171	428	10,115
Sub-account units sold	132,776	3,020	9,505	3,273	5,000	-	-	35,467	10,354	15,035
Total assets	33,084,453	10,009,823	12,991,925	29,362,827	437,598	8,492,583	1,888,531	19,402,118	2,454,657	27,364,053

Liabilities
Payables:
Investment securities purchased	132,776	3,020	9,505	3,273	5,000	-	-	35,467	10,354	15,035
Sub-account units redeemed	8,309	498	9,145	3,941	19	928	935	13,586	138	6,523
Insurance fees due to Jackson of New York	4,337	1,270	1,698	3,874	62	1,076	244	2,585	290	3,592
Total liabilities	145,422	4,788	20,348	11,088	5,081	2,004	1,179	51,638	10,782	25,150
Net assets (Note 7)	$32,939,031	$10,005,035	$12,971,577	$29,351,739	$432,517	$8,490,579	$1,887,352	$19,350,480	$2,443,875	$27,338,903

(a) Investment shares	2,695,502	2,605,478	1,031,127	3,966,451	42,321	795,743	185,763	2,493,619	239,596	1,869,966
Investments at cost	$32,022,312	$9,724,466	$11,769,392	$28,256,227	$418,951	$7,975,464	$1,969,886	$17,511,849	$2,497,907	$23,645,801

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap
	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Index Portfolio
Assets
Investments, at value (a)	$50,449,226	$36,273,145	$229,094,158	$31,818,153	$14,651,467	$5,790,870	$46,920,660	$4,073,645	$2,336,780	$40,766,118
Receivables:
Investment securities sold	15,790	51,100	145,533	7,780	6,474	3,180	25,372	914	589	81,891
Sub-account units sold	245,093	5,008	289,547	1,731	7,966	332	57,850	26	-	6,366
Total assets	50,710,109	36,329,253	229,529,238	31,827,664	14,665,907	5,794,382	47,003,882	4,074,585	2,337,369	40,854,375

Liabilities
Payables:
Investment securities purchased	245,093	5,008	289,547	1,731	7,966	332	57,850	26	-	6,366
Sub-account units redeemed	9,097	46,237	114,567	3,441	4,541	2,368	19,153	392	288	76,527
Insurance fees due to Jackson of New York	6,693	4,863	30,966	4,339	1,933	812	6,219	522	301	5,364
Total liabilities	260,883	56,108	435,080	9,511	14,440	3,512	83,222	940	589	88,257
Net assets (Note 7)	$50,449,226	$36,273,145	$229,094,158	$31,818,153	$14,651,467	$5,790,870	$46,920,660	$4,073,645	$2,336,780	$40,766,118

(a) Investment shares	4,965,475	2,968,342	24,294,184	3,648,871	1,058,632	989,892	1,663,263	318,752	215,371	2,819,234
Investments at cost	$43,441,842	$37,106,700	$242,805,783	$31,476,550	$13,356,675	$6,756,058	$45,414,426	$3,878,786	$2,162,079	$37,208,734

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

								JNL/Morgan	JNL/Neuberger	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Stanley Mid	Berman	Oppenheimer
	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Cap Growth	Strategic Income	Global Growth
	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$123,527,232	$6,871,198	$8,647,025	$34,921,556	$32,856,335	$23,651,955	$12,771,060	$702,259	$3,679,521	$32,151,640
Receivables:
Investment securities sold	66,152	2,371	2,250	87,996	7,665	8,539	3,457	140	707	95,411
Sub-account units sold	365,153	2,359	1,874	2,670	24,448	22,083	732	-	1,917	4,051
Total assets	123,958,537	6,875,928	8,651,149	35,012,222	32,888,448	23,682,577	12,775,249	702,399	3,682,145	32,251,102

Liabilities
Payables:
Investment securities purchased	365,153	2,359	1,874	2,670	24,448	22,083	732	-	1,917	4,051
Sub-account units redeemed	50,156	1,447	1,142	83,292	3,272	5,351	1,701	47	230	91,208
Insurance fees due to Jackson of New York	15,996	924	1,108	4,704	4,393	3,188	1,756	93	477	4,203
Total liabilities	431,305	4,730	4,124	90,666	32,113	30,622	4,189	140	2,624	99,462
Net assets (Note 7)	$123,527,232	$6,871,198	$8,647,025	$34,921,556	$32,856,335	$23,651,955	$12,771,060	$702,259	$3,679,521	$32,151,640

(a) Investment shares	10,450,696	658,792	671,875	2,723,990	4,446,053	2,142,387	1,756,680	73,535	349,101	2,820,319
Investments at cost	$112,370,433	$6,575,745	$8,505,138	$31,437,046	$33,391,279	$27,838,986	$13,721,947	$680,636	$3,590,837	$28,836,872

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio
Assets
Investments, at value (a)	$111,530,096	$259,260,755	$14,169,753	$71,645,790	$5,314,032	$4,598,282	$5,002,537	$12,551,919	$67,213,715	$14,020,729
Receivables:
Investment securities sold	36,156	668,218	3,541	28,781	2,653	2,750	5,532	7,870	14,433	3,076
Sub-account units sold	183,510	752,992	91,851	198,773	2,079	-	5,190	14,893	19,655	8,336
Total assets	111,749,762	260,681,965	14,265,145	71,873,344	5,318,764	4,601,032	5,013,259	12,574,682	67,247,803	14,032,141

Liabilities
Payables:
Investment securities purchased	183,510	752,992	91,851	198,773	2,079	-	5,190	14,893	19,655	8,336
Sub-account units redeemed	21,639	634,354	1,693	19,393	1,974	2,185	4,907	6,257	5,754	1,270
Insurance fees due to Jackson of New York	14,517	33,864	1,848	9,388	679	565	625	1,613	8,679	1,806
Total liabilities	219,666	1,421,210	95,392	227,554	4,732	2,750	10,722	22,763	34,088	11,412
Net assets (Note 7)	$111,530,096	$259,260,755	$14,169,753	$71,645,790	$5,314,032	$4,598,282	$5,002,537	$12,551,919	$67,213,715	$14,020,729

(a) Investment shares	8,652,451	19,851,513	1,336,769	9,937,003	499,439	472,103	385,998	1,345,329	5,601,143	1,118,080
Investments at cost	$110,974,139	$254,835,487	$13,839,405	$67,827,686	$5,262,329	$4,309,748	$4,650,537	$12,967,470	$56,528,024	$13,328,373

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio
Assets
Investments, at value (a)	$55,100,331	$13,730,943	$77,047,755	$146,423,862	$221,039,821	$236,191,700	$325,921,448	$5,496,383	$101,080,085	$95,964,608
Receivables:
Investment securities sold	18,554	3,889	67,162	47,088	73,433	170,333	140,300	2,663	66,620	79,024
Sub-account units sold	60,207	15,045	136,882	8,297	2,891	69,006	113,570	-	92,472	48,949
Total assets	55,179,092	13,749,877	77,251,799	146,479,247	221,116,145	236,431,039	326,175,318	5,499,046	101,239,177	96,092,581

Liabilities
Payables:
Investment securities purchased	60,207	15,045	136,882	8,297	2,891	69,006	113,570	-	92,472	48,949
Sub-account units redeemed	11,428	2,110	56,569	27,833	44,759	139,749	98,301	1,960	53,501	66,545
Insurance fees due to Jackson of New York	7,126	1,779	10,593	19,255	28,674	30,584	41,999	703	13,119	12,479
Total liabilities	78,761	18,934	204,044	55,385	76,324	239,339	253,870	2,663	159,092	127,973
Net assets (Note 7)	$55,100,331	$13,730,943	$77,047,755	$146,423,862	$221,039,821	$236,191,700	$325,921,448	$5,496,383	$101,080,085	$95,964,608

(a) Investment shares	4,837,606	1,256,262	5,828,121	12,721,448	18,668,904	19,948,623	26,627,569	530,539	4,056,183	3,293,226
Investments at cost	$53,253,578	$13,544,381	$70,422,992	$141,208,332	$204,114,969	$225,385,608	$307,675,526	$5,072,732	$86,700,973	$91,549,489

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Assets
Investments, at value (a)	$31,282,681	$47,218,037	$24,074,798	$98,608,356	$45,025,672	$27,687,894
Receivables:
Investment securities sold	55,126	38,008	32,144	57,038	25,090	33,611
Sub-account units sold	63,770	36,125	8,010	52,366	40,765	41,347
Total assets	31,401,577	47,292,170	24,114,952	98,717,760	45,091,527	27,762,852

Liabilities
Payables:
Investment securities purchased	63,770	36,125	8,010	52,366	40,765	41,347
Sub-account units redeemed	51,076	31,889	29,018	44,687	19,320	29,956
Insurance fees due to Jackson of New York	4,050	6,119	3,126	12,351	5,770	3,655
Total liabilities	118,896	74,133	40,154	109,404	65,855	74,958
Net assets (Note 7)	$31,282,681	$47,218,037	$24,074,798	$98,608,356	$45,025,672	$27,687,894

(a) Investment shares	3,109,610	3,826,421	1,118,717	5,432,967	45,025,672	1,493,414
Investments at cost	$31,257,412	$42,686,364	$22,408,018	$88,748,076	$45,025,672	$25,130,191

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian Dynamic Risk Advantage- Aggressive Portfolio(a)	Curian Dynamic Risk Advantage - Diversified Portfolio(a)	Curian Dynamic Risk Advantage - Income Portfolio(a)	Curian Guidance- Balanced Income Portfolio(a)	Curian Guidance- Equity 100 Portfolio(b)	Curian Guidance- Fixed 100 Portfolio(b)	Curian Guidance- Institutional Alt 100 Portfolio(a)	Curian Guidance- Institutional Alt 65 Portfolio(a)	Curian Guidance- Maximize Income Portfolio(a)	Curian Guidance- Maximum Growth Portfolio(a)
Investment income
Dividends	$-	$-	$25,473	$-	$-	$-	$-	$-	$-	$-

Expenses
Insurance charges (Note 3)	3,775	7,768	7,848	5,675	163	787	21,098	7,541	2,729	3,039
Total expenses	3,775	7,768	7,848	5,675	163	787	21,098	7,541	2,729	3,039
Net investment gain (loss)	(3,775)	(7,768)	17,625	(5,675)	(163)	(787)	(21,098)	(7,541)	(2,729)	(3,039)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	23,595	6,736	-	-	-	-	-	-	-
Investments	(204)	128	245	90	(565)	1	3,126	748	255	486
Net change in unrealized appreciation
(depreciation) on investments	(15,674)	(7,729)	28,237	43,760	4,882	487	165,371	88,418	20,240	32,374
Net realized and unrealized gain (loss)	(15,878)	15,994	35,218	43,850	4,317	488	168,497	89,166	20,495	32,860

Net increase (decrease) in net assets
from operations	$(19,653)	$8,226	$52,843	$38,175	$4,154	$(299)	$147,399	$81,625	$17,766	$29,821

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian Guidance- Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S. Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)
Investment income
Dividends	$-	$-	$-	$-	$10,102	$12,168	$7,345	$-	$-	$1,615

Expenses
Insurance charges (Note 3)	14,556	4,249	5,007	16,008	3,178	4,833	3,725	1,254	14	193
Total expenses	14,556	4,249	5,007	16,008	3,178	4,833	3,725	1,254	14	193
Net investment gain (loss)	(14,556)	(4,249)	(5,007)	(16,008)	6,924	7,335	3,620	(1,254)	(14)	1,422

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	1,800	2,596	2,979	-	-	-
Investments	4,711	155	386	347	1,058	450	(27,629)	192	1	1
Net change in unrealized appreciation
(depreciation) on investments	165,683	38,400	42,902	127,494	9,396	32,886	28,362	15,345	875	(64)
Net realized and unrealized gain (loss)	170,394	38,555	43,288	127,841	12,254	35,932	3,712	15,537	876	(63)

Net increase (decrease) in net assets
from operations	$155,838	$34,306	$38,281	$111,833	$19,178	$43,267	$7,332	$14,283	$862	$1,359

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian/FAMCO Flex Core Covered Call Portfolio(a)	Curian/Franklin Templeton Frontier Markets Portfolio(b)	Curian/Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)
Investment income
Dividends	$8,892	$-	$2,167	$-	$-	$5,570	$-	$2,450	$-	$-

Expenses
Insurance charges (Note 3)	2,636	-	1,292	338	3,078	2,362	6,488	637	2,239	309
Total expenses	2,636	-	1,292	338	3,078	2,362	6,488	637	2,239	309
Net investment gain (loss)	6,256	-	875	(338)	(3,078)	3,208	(6,488)	1,813	(2,239)	(309)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	854	-	-	1,003	-	718	-	-
Investments	(126)	-	(339)	47	565	1,278	(144)	17	(188)	(2,637)
Net change in unrealized appreciation
(depreciation) on investments	(7,058)	8	2,367	341	9,748	7,211	11,614	7,513	(5,875)	(12,233)
Net realized and unrealized gain (loss)	(7,184)	8	2,882	388	10,313	9,492	11,470	8,248	(6,063)	(14,870)

Net increase (decrease) in net assets
from operations	$(928)	$8	$3,757	$50	$7,235	$12,700	$4,982	$10,061	$(8,302)	$(15,179)

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

								JNL/American	JNL/American
	JNL Disciplined	JNL Disciplined	JNL Disciplined	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	Funds Balanced	Funds Blue Chip	JNL/American
	Growth	Moderate	Moderate	Alt 20	Alt 35	Alt 50	Alt 65	Allocation	Income and	Funds Global
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Growth Portfolio	Bond Portfolio
Investment income
Dividends	$176,652	$648,585	$619,516	$778,074	$952,453	$1,471,251	$1,065,050	$-	$332,544	$371,959

Expenses
Insurance charges (Note 3)	237,876	669,640	653,661	738,598	804,666	1,190,361	676,536	27,509	507,196	299,387
Total expenses	237,876	669,640	653,661	738,598	804,666	1,190,361	676,536	27,509	507,196	299,387
Net investment gain (loss)	(61,224)	(21,055)	(34,145)	39,476	147,787	280,890	388,514	(27,509)	(174,652)	72,572

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	447,080	1,450,298	1,480,559	1,193,439	1,672,937	2,300,516	2,396,186	-	41,573	158,634
Investments	213,060	560,825	473,291	334,342	272,407	358,643	223,330	10,930	450,098	132,484
Net change in unrealized appreciation
(depreciation) on investments	1,206,147	2,537,717	3,034,832	2,582,511	2,494,072	3,367,262	905,495	198,817	2,860,524	346,300
Net realized and unrealized gain (loss)	1,866,287	4,548,840	4,988,682	4,110,292	4,439,416	6,026,421	3,525,011	209,747	3,352,195	637,418

Net increase (decrease) in net assets
from operations	$1,805,063	$4,527,785	$4,954,537	$4,149,768	$4,587,203	$6,307,311	$3,913,525	$182,238	$3,177,543	$709,990

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/American	JNL/American	JNL/American	JNL/American		JNL/AQR	JNL/BlackRock		JNL/Brookfield	JNL/Capital
	Funds Global	Funds Growth	Funds	Funds	JNL/American	Managed Futures	Commodity	JNL/BlackRock	Global	Guardian Global
	Small Capitalization	Allocation	Growth-Income	International	Funds New	Strategy	Securities	Global Allocation	Infrastructure	Balanced
	Portfolio	Portfolio(a)	Portfolio	Portfolio	World Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$81,180	$-	$321,444	$184,707	$184,936	$-	$-	$-	$1,303	$402,678

Expenses
Insurance charges (Note 3)	169,934	16,911	608,670	243,861	271,935	4,588	684,912	676,514	30,991	319,881
Total expenses	169,934	16,911	608,670	243,861	271,935	4,588	684,912	676,514	30,991	319,881
Net investment gain (loss)	(88,754)	(16,911)	(287,226)	(59,154)	(86,999)	(4,588)	(684,912)	(676,514)	(29,688)	82,797

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	99,933	-	38,776	32,862	74,410	-	-	-	-	-
Investments	(59,592)	6,380	532,513	(84,243)	(27,696)	650	75,918	202,300	37,677	107,584
Net change in unrealized appreciation
(depreciation) on investments	1,617,547	154,409	4,950,540	2,372,871	2,520,253	69,851	104,638	3,236,115	284,046	1,916,450
Net realized and unrealized gain (loss)	1,657,888	160,789	5,521,829	2,321,490	2,566,967	70,501	180,556	3,438,415	321,723	2,024,034

Net increase (decrease) in net assets
from operations	$1,569,134	$143,878	$5,234,603	$2,262,336	$2,479,968	$65,913	$(504,356)	$2,761,901	$292,035	$2,106,831

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Capital			JNL/Eastspring	JNL/Eastspring		JNL/Franklin	JNL/Franklin		JNL/Franklin
	Guardian Global	JNL/DFA U.S.	JNL/Eagle	Investments	Investments	JNL/Franklin	Templeton	Templeton Global	JNL/Franklin	Templeton Inter-
	Diversified	Core Equity	SmallCap Equity	Asia ex-Japan	China-India	Templeton Founding	Global Growth	Multisector Bond	Templeton	national Small Cap
	Research Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio	Income Portfolio	Growth Portfolio
Investment income
Dividends	$137,172	$74,724	$-	$67,764	$175,805	$1,476,745	$215,372	$18,002	$3,654,826	$172,628

Expenses
Insurance charges (Note 3)	182,319	132,946	664,702	158,944	364,699	1,074,334	216,532	84,039	1,232,762	170,364
Total expenses	182,319	132,946	664,702	158,944	364,699	1,074,334	216,532	84,039	1,232,762	170,364
Net investment gain (loss)	(45,147)	(58,222)	(664,702)	(91,180)	(188,894)	402,411	(1,160)	(66,037)	2,422,064	2,264

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	344,130	458,446	-	-	-	333	-	-
Investments	198,544	145,307	327,419	(57,355)	(792,629)	663,746	123,838	59,185	961,393	101,042
Net change in unrealized appreciation
(depreciation) on investments	1,419,746	821,579	4,339,371	1,493,871	5,518,026	7,724,363	2,418,508	732,554	4,216,780	2,378,559
Net realized and unrealized gain (loss)	1,618,290	966,886	5,010,920	1,894,962	4,725,397	8,388,109	2,542,346	792,072	5,178,173	2,479,601

Net increase (decrease) in net assets
from operations	$1,573,143	$908,664	$4,346,218	$1,803,782	$4,536,503	$8,790,520	$2,541,186	$726,035	$7,600,237	$2,481,865

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

		JNL/Franklin	JNL/	JNL/Goldman	JNL/	JNL/Goldman
	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	Sachs U.S.	JNL/Invesco	JNL/Invesco	JNL/Invesco	JNL/Invesco
	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap	Equity Flex	Global Real Estate	International	Large Cap	Small Cap
	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio
Investment income
Dividends	$398,864	$49,568	$888,707	$-	$263,751	$24,760	$221,831	$369,383	$-	$-

Expenses
Insurance charges (Note 3)	398,574	301,517	577,043	271,547	354,835	100,007	453,989	340,279	299,508	231,785
Total expenses	398,574	301,517	577,043	271,547	354,835	100,007	453,989	340,279	299,508	231,785
Net investment gain (loss)	290	(251,949)	311,664	(271,547)	(91,084)	(75,247)	(232,158)	29,104	(299,508)	(231,785)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	25,486	1,383,654	386,220	255,160	-	-	-	599,571	471,659
Investments	343,464	420,677	300,329	(24,191)	52,256	119,160	857,034	91,804	298,826	633,949
Net change in unrealized appreciation
(depreciation) on investments	2,487,460	2,641,641	68,687	2,790,665	3,075,322	953,169	5,783,573	2,702,162	1,185,108	1,018,552
Net realized and unrealized gain (loss)	2,830,924	3,087,804	1,752,670	3,152,694	3,382,738	1,072,329	6,640,607	2,793,966	2,083,505	2,124,160

Net increase (decrease) in net assets
from operations	$2,831,214	$2,835,855	$2,064,334	$2,881,147	$3,291,654	$997,082	$6,408,449	$2,823,070	$1,783,997	$1,892,375

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

				JNL/JPMorgan
	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM
	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio
Investment income
Dividends	$76,890	$933,631	$-	$926,060	$882,117	$41,192	$39,672	$25,204	$785,950	$660,853

Expenses
Insurance charges (Note 3)	1,089,780	312,480	317,241	651,683	697,417	250,995	51,984	36,417	513,626	462,262
Total expenses	1,089,780	312,480	317,241	651,683	697,417	250,995	51,984	36,417	513,626	462,262
Net investment gain (loss)	(1,012,890)	621,151	(317,241)	274,377	184,700	(209,803)	(12,312)	(11,213)	272,324	198,591

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	1,064,825	-	95,283	4,400	315,712	152,998
Investments	461,763	(695,597)	2,017,300	879,639	135,008	115,399	(10,151)	6,493	292,730	1,024,170
Net change in unrealized appreciation
(depreciation) on investments	9,932,722	2,914,609	948,263	(365,976)	6,667,333	956,931	102,653	280,431	3,517,826	2,657,089
Net realized and unrealized gain (loss)	10,394,485	2,219,012	2,965,563	513,663	7,867,166	1,072,330	187,785	291,324	4,126,268	3,834,257

Net increase (decrease) in net assets
from operations	$9,381,595	$2,840,163	$2,648,322	$788,040	$8,051,866	$862,527	$175,473	$280,111	$4,398,592	$4,032,848

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

					JNL/MCM Dow
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Jones U.S. Contrarian	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Bond Index	Communications	Consumer Brands	Dow Dividend	Opportunities	Emerging Markets	European 30	Financial	Global Alpha	Healthcare
	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio(a)	Index Portfolio	Portfolio	Sector Portfolio	Portfolio	Sector Portfolio
Investment income
Dividends	$713,137	$209,661	$50,367	$811,939	$-	$2,850	$62,449	$171,972	$-	$202,554

Expenses
Insurance charges (Note 3)	494,606	97,078	139,799	435,695	1,527	107,218	27,624	267,942	33,881	374,100
Total expenses	494,606	97,078	139,799	435,695	1,527	107,218	27,624	267,942	33,881	374,100
Net investment gain (loss)	218,531	112,583	(89,432)	376,244	(1,527)	(104,368)	34,825	(95,970)	(33,881)	(171,546)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	139,201	-	379,442	-	-	-	27,611	-	39,663	123,878
Investments	371,966	51,950	320,764	90,234	4,758	(29,190)	(26,570)	223,553	5,711	764,152
Net change in unrealized appreciation
(depreciation) on investments	(166,497)	453,434	880,309	1,896,014	13,566	515,520	101,443	2,779,326	(90,843)	2,626,202
Net realized and unrealized gain (loss)	344,670	505,384	1,580,515	1,986,248	18,324	486,330	102,484	3,002,879	(45,469)	3,514,232

Net increase (decrease) in assets
from operations	$563,201	$617,967	$1,491,083	$2,362,492	$16,797	$381,962	$137,309	$2,906,909	$(79,350)	$3,342,686

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap
	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Index Portfolio
Investment income
Dividends	$713,676	$907,949	$6,662,641	$900,051	$28,645	$213,096	$504,887	$70,280	$10,880	$394,371

Expenses
Insurance charges (Note 3)	780,654	556,678	3,846,577	534,765	175,690	95,244	729,233	57,751	36,501	637,517
Total expenses	780,654	556,678	3,846,577	534,765	175,690	95,244	729,233	57,751	36,501	637,517
Net investment gain (loss)	(66,978)	351,271	2,816,064	365,286	(147,045)	117,852	(224,346)	12,529	(25,621)	(243,146)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,378,999	-	-	-	96,189	-	163,613	87,976	182,671	1,092,496
Investments	907,317	(1,019,153)	(6,523,630)	(124,266)	410,014	(456,091)	453,917	26,669	115,471	972,065
Net change in unrealized appreciation
(depreciation) on investments	3,141,736	5,706,522	38,036,245	3,465,234	966,832	882,647	727,065	237,385	(60,193)	3,653,096
Net realized and unrealized gain (loss)	5,428,052	4,687,369	31,512,615	3,340,968	1,473,035	426,556	1,344,595	352,030	237,949	5,717,657

Net increase (decrease) in net assets
from operations	$5,361,074	$5,038,640	$34,328,679	$3,706,254	$1,325,990	$544,408	$1,120,249	$364,559	$212,328	$5,474,511

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

								JNL/Morgan	JNL/Neuberger	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Stanley Mid	Berman	Oppenheimer
	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Cap Growth	Strategic Income	Global Growth
	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Investment income
Dividends	$1,802,636	$53,014	$13,102	$545,650	$90,365	$15,737	$263,376	$2,688	$-	$304,755

Expenses
Insurance charges (Note 3)	1,736,746	129,667	130,697	546,305	533,952	421,521	210,528	3,616	17,108	459,988
Total expenses	1,736,746	129,667	130,697	546,305	533,952	421,521	210,528	3,616	17,108	459,988
Net investment gain (loss)	65,890	(76,653)	(117,595)	(655)	(443,587)	(405,784)	52,848	(928)	(17,108)	(155,233)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	960,875	460,832	-	956,874	1,726,856	-	-	-	-	-
Investments	3,349,202	397,543	(46,012)	807,663	1,215,605	(2,740,895)	(299,860)	(668)	1,731	163,825
Net change in unrealized appreciation
(depreciation) on investments	8,409,990	161,270	1,253,449	2,445,233	(1,690,618)	5,286,994	1,478,700	21,623	88,684	4,926,547
Net realized and unrealized gain (loss)	12,720,067	1,019,645	1,207,437	4,209,770	1,251,843	2,546,099	1,178,840	20,955	90,415	5,090,372

Net increase (decrease) in net assets
from operations	$12,785,957	$942,992	$1,089,842	$4,209,115	$808,256	$2,140,315	$1,231,688	$20,027	$73,307	$4,935,139

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio
Investment income
Dividends	$1,972,493	$4,779,775	$310,252	$3,655,291	$21,306	$42,438	$69,149	$-	$1,178,870	$71,276

Expenses
Insurance charges (Note 3)	1,523,355	3,629,273	150,793	991,322	92,754	59,537	76,818	175,964	999,528	161,967
Total expenses	1,523,355	3,629,273	150,793	991,322	92,754	59,537	76,818	175,964	999,528	161,967
Net investment gain (loss)	449,138	1,150,502	159,459	2,663,969	(71,448)	(17,099)	(7,669)	(175,964)	179,342	(90,691)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,178,528	4,973,024	-	-	312,631	106,228	-	144,483	2,489,962	175,319
Investments	1,591,266	2,387,316	72,186	1,227,458	50,452	(4,956)	65,988	(336,736)	2,370,155	443,132
Net change in unrealized appreciation (depreciation) on investments	(2,385,725)	4,771,291	292,882	4,456,995	98,449	528,451	538,731	3,047,111	3,044,553	555,984
Net realized and unrealized gain (loss)	5,384,069	12,131,631	365,068	5,684,453	461,532	629,723	604,719	2,854,858	7,904,670	1,174,435

Net increase (decrease) in net assets from operations	$5,833,207	$13,282,133	$524,527	$8,348,422	$390,084	$612,624	$597,050	$2,678,894	$8,084,012	$1,083,744

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio
Investment income
Dividends	$798,691	$129,553	$651,583	$3,197,209	$2,504,092	$3,937,428	$4,448,750	$44,628	$-	$185,399

Expenses
Insurance charges (Note 3)	709,406	262,692	1,219,566	2,046,796	3,304,588	3,385,280	4,708,624	66,086	1,369,389	1,379,989
Total expenses	709,406	262,692	1,219,566	2,046,796	3,304,588	3,385,280	4,708,624	66,086	1,369,389	1,379,989
Net investment gain (loss)	89,285	(133,139)	(567,983)	1,150,413	(800,496)	552,148	(259,874)	(21,458)	(1,369,389)	(1,194,590)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,253,070	312,755	-	1,862,542	6,415,844	6,748,601	10,182,680	51,073	-	4,146,958
Investments	2,040,316	(118,897)	1,587,330	898,949	2,958,310	2,544,808	3,114,085	29,363	2,888,230	1,512,892
Net change in unrealized appreciation (depreciation) on investments	(184,294)	1,671,075	7,895,559	4,416,025	17,038,150	8,045,593	19,516,744	649,348	10,309,235	4,701,229
Net realized and unrealized gain (loss)	4,109,092	1,864,933	9,482,889	7,177,516	26,412,304	17,339,002	32,813,509	729,784	13,197,465	10,361,079

Net increase (decrease) in net assets from operations	$4,198,377	$1,731,794	$8,914,906	$8,327,929	$25,611,808	$17,891,150	$32,553,635	$708,326	$11,828,076	$9,166,489

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Investment income
Dividends	$271,262	$565,682	$36,144	$1,177,853	$359	$594,768

Expenses
Insurance charges (Note 3)	406,283	641,970	382,385	1,392,097	696,044	418,437
Total expenses	406,283	641,970	382,385	1,392,097	696,044	418,437
Net investment gain (loss)	(135,021)	(76,288)	(346,241)	(214,244)	(695,685)	176,331

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	2,002,491	719,433	135	891,948
Investments	135,700	619,932	523,124	1,392,582	-	592,716
Net change in unrealized appreciation (depreciation) on investments	154,565	5,684,098	(269,135)	5,122,678	-	1,717,038
Net realized and unrealized gain (loss)	290,265	6,304,030	2,256,480	7,234,693	135	3,201,702

Net increase (decrease) in net assets from operations	$155,244	$6,227,742	$1,910,239	$7,020,449	$(695,550)	$3,378,033

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian Dynamic	Curian Dynamic	Curian Dynamic	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -
	Risk Advantage -	Risk Advantage -	Risk Advantage -	Balanced	Equity	Fixed	Institutional	Institutional	Maximize	Maximum
	Aggressive	Diversified	Income	Income	100	100	Alt 100	Alt 65	Income	Growth
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Operations
Net investment income (loss)	$(3,775)	$(7,768)	$17,625	$(5,675)	$(163)	$(787)	$(21,098)	$(7,541)	$(2,729)	$(3,039)
Net realized gain (loss) on investments	(204)	23,723	6,981	90	(565)	1	3,126	748	255	486
Net change in unrealized appreciation
(depreciation) on investments	(15,674)	(7,729)	28,237	43,760	4,882	487	165,371	88,418	20,240	32,374
Net increase (decrease) in net assets
from operations	(19,653)	8,226	52,843	38,175	4,154	(299)	147,399	81,625	17,766	29,821

Contract transactions 1
Purchase payments (Note 4)	874,113	2,484,977	2,439,861	2,384,678	312,217	278,322	6,093,097	2,317,373	790,707	842,958
Surrenders and terminations	(13,021)	(7,164)	(5,122)	(4,233)	(58)	-	(3,416)	(59)	(11,268)	-
Transfers between portfolios	99,586	29,020	16,846	35,985	(24,698)	-	87,321	216,279	-	17,335
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	-	(10)	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	960,678	2,506,823	2,451,585	2,416,430	287,461	278,322	6,177,002	2,533,593	779,439	860,293

Net increase (decrease) in net assets	941,025	2,515,049	2,504,428	2,454,605	291,615	278,023	6,324,401	2,615,218	797,205	890,114

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$941,025	$2,515,049	$2,504,428	$2,454,605	$291,615	$278,023	$6,324,401	$2,615,218	$797,205	$890,114

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	101,422	253,686	244,591	235,773	30,865	27,684	627,043	254,423	76,893	88,391
Units Redeemed	(1,778)	(2,217)	(767)	(427)	(2,521)	-	(2,618)	(1,499)	(1,084)	(1,837)

Units Outstanding at December 31, 2012	99,644	251,469	243,824	235,346	28,344	27,684	624,425	252,924	75,809	86,554

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian	Curian	Curian	Curian/	Curian/	Curian/Epoch
	Moderate	Rising	Tactical	Tactical	Tactical	Tactical	Tactical	American Funds	DFA U.S.	Global Shareholder
	Growth	Income	Maximum Growth	Moderate Growth	Advantage 35	Advantage 60	Advantage 75	Growth	Micro Cap	Yield
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(a)
Operations
Net investment income (loss)	$(14,556)	$(4,249)	$(5,007)	$(16,008)	$6,924	$7,335	$3,620	$(1,254)	$(14)	$1,422
Net realized gain (loss) on investments	4,711	155	386	347	2,858	3,046	(24,650)	192	1	1
Net change in unrealized appreciation
(depreciation) on investments	165,683	38,400	42,902	127,494	9,396	32,886	28,362	15,345	875	(64)
Net increase (decrease) in net assets
from operations	155,838	34,306	38,281	111,833	19,178	43,267	7,332	14,283	862	1,359

Contract transactions 1
Purchase payments (Note 4)	4,199,841	1,426,970	1,214,745	4,423,660	1,434,046	1,411,011	1,358,937	419,967	13,050	139,445
Surrenders and terminations	(11,230)	(465)	(2,960)	(4,751)	(2,268)	(4,551)	(2,213)	(2,900)	-	-
Transfers between portfolios	32,101	1,979	196,373	92,274	(56,723)	957	(563,168)	13,287	-	-
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(22)	-	(30)	-	-	(10)	-	(21)	-	-
Net increase (decrease) in net assets from
contract transactions	4,220,690	1,428,484	1,408,128	4,511,183	1,375,055	1,407,407	793,556	430,333	13,050	139,445

Net increase (decrease) in net assets	4,376,528	1,462,790	1,446,409	4,623,016	1,394,233	1,450,674	800,888	444,616	13,912	140,804

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$4,376,528	$1,462,790	$1,446,409	$4,623,016	$1,394,233	$1,450,674	$800,888	$444,616	$13,912	$140,804

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	438,299	140,868	144,646	452,296	141,548	140,564	135,043	42,648	1,381	13,269
Units Redeemed	(18,716)	(48)	(2,289)	(527)	(6,568)	(1,462)	(58,970)	(598)	-	-

Units Outstanding at December 31, 2012	419,583	140,820	142,357	451,769	134,980	139,102	76,073	42,050	1,381	13,269

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian/FAMCO	Curian/Franklin	Curian/Franklin	Curian/	Curian/Nicholas	Curian/	Curian/	Curian/The	Curian/The Boston	Curian/
	Flex Core	Templeton Frontier	Templeton Natural	Neuberger Berman	Convertible	PIMCO	Pinebridge Merger	Boston Company	Company Multi-	Van Eck
	Covered Call	Markets	Resources	Currency	Arbitrage	Credit Income	Arbitrage	Equity Income	Alpha Market Neutral	International Gold
	Portfolio(a)	Portfolio(b)	Portfolio(a)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Equity Portfolio(a)	Portfolio(b)
Operations
Net investment income (loss)	$6,256	$-	$875	$(338)	$(3,078)	$3,208	$(6,488)	$1,813	$(2,239)	$(309)
Net realized gain (loss) on investments	(126)	-	515	47	565	2,281	(144)	735	(188)	(2,637)
Net change in unrealized appreciation
(depreciation) on investments	(7,058)	8	2,367	341	9,748	7,211	11,614	7,513	(5,875)	(12,233)
Net increase (decrease) in net assets
from operations	(928)	8	3,757	50	7,235	12,700	4,982	10,061	(8,302)	(15,179)

Contract transactions 1
Purchase payments (Note 4)	1,057,201	500	453,698	171,061	1,064,099	680,506	2,240,007	242,696	831,051	198,122
Surrenders and terminations	(9,302)	-	(557)	-	(8,422)	(3,514)	(11,661)	-	(8,791)	(120)
Transfers between portfolios	56,878	-	16,854	13,122	38,284	(50,122)	32,214	4,982	7,934	(404)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	-	-	(43)	-	-	-	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,104,777	500	469,952	184,183	1,093,961	626,870	2,260,560	247,678	830,194	197,598

Net increase (decrease) in net assets	1,103,849	508	473,709	184,233	1,101,196	639,570	2,265,542	257,739	821,892	182,419

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$1,103,849	$508	$473,709	$184,233	$1,101,196	$639,570	$2,265,542	$257,739	$821,892	$182,419

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	109,736	49	60,798	19,145	121,290	65,715	242,087	23,996	94,490	21,801
Units Redeemed	(1,340)	-	(6,808)	(843)	(12,889)	(5,159)	(15,076)	(6)	(12,864)	(1,510)

Units Outstanding at December 31, 2012	108,396	49	53,990	18,302	108,401	60,556	227,011	23,990	81,626	20,291

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

								JNL/American	JNL/American
	JNL Disciplined	JNL Disciplined	JNL Disciplined	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	Funds Balanced	Funds Blue Chip	JNL/American
	Growth	Moderate	Moderate	Alt 20	Alt 35	Alt 50	Alt 65	Allocation	Income and	Funds Global
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Growth Portfolio	Bond Portfolio
Operations
Net investment income (loss)	$(61,224)	$(21,055)	$(34,145)	$39,476	$147,787	$280,890	$388,514	$(27,509)	$(174,652)	$72,572
Net realized gain (loss) on investments	660,140	2,011,123	1,953,850	1,527,781	1,945,344	2,659,159	2,619,516	10,930	491,671	291,118
Net change in unrealized appreciation
(depreciation) on investments	1,206,147	2,537,717	3,034,832	2,582,511	2,494,072	3,367,262	905,495	198,817	2,860,524	346,300
Net increase (decrease) in net assets
from operations	1,805,063	4,527,785	4,954,537	4,149,768	4,587,203	6,307,311	3,913,525	182,238	3,177,543	709,990

Contract transactions 1
Purchase payments (Note 4)	3,662,460	9,999,485	13,342,572	17,322,569	15,071,879	27,836,262	(600)	4,942,551	13,570,670	4,443,753
Surrenders and terminations	(671,363)	(1,466,576)	(1,340,473)	(1,953,786)	(1,110,167)	(1,478,321)	(4,086,366)	(15,058)	(939,893)	(621,027)
Transfers between portfolios	(456,740)	1,709,590	72,624	165,617	7,376,090	4,237,073	(1,173,803)	645,448	1,074,951	40,194
Net annuitization transactions	-	-	-	-	-	-	-	-	(5,607)	-
Policyholder charges (Note 3)	(146,324)	(418,547)	(374,776)	(468,832)	(611,926)	(840,032)	(280,654)	(18,107)	(422,754)	(252,411)
Net increase (decrease) in net assets from
contract transactions	2,388,033	9,823,952	11,699,947	15,065,568	20,725,876	29,754,982	(5,541,423)	5,554,834	13,277,367	3,610,509

Net increase (decrease) in net assets	4,193,096	14,351,737	16,654,484	19,215,336	25,313,079	36,062,293	(1,627,898)	5,737,072	16,454,910	4,320,499

Net assets beginning of period	12,882,942	35,386,755	34,824,257	38,069,492	40,355,967	58,073,533	44,013,794	-	23,677,546	16,600,360

Net assets end of period	$17,076,038	$49,738,492	$51,478,741	$57,284,828	$65,669,046	$94,135,826	$42,385,896	$5,737,072	$40,132,456	$20,920,859

1 Contract unit transactions
Units Outstanding at December 31, 2011	1,571,969	3,671,834	3,911,919	2,833,235	2,890,742	4,075,978	2,999,681	-	2,367,529	1,563,311

Units Issued	529,151	1,388,210	1,763,423	1,409,088	1,692,973	2,400,166	73,578	593,093	1,533,886	688,414
Units Redeemed	(253,906)	(433,749)	(531,329)	(348,061)	(284,857)	(420,924)	(432,186)	(36,513)	(307,238)	(358,585)

Units Outstanding at December 31, 2012	1,847,214	4,626,295	5,144,013	3,894,262	4,298,858	6,055,220	2,641,073	556,580	3,594,177	1,893,140

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/American	JNL/American	JNL/American	JNL/American		JNL/AQR	JNL/BlackRock		JNL/Brookfield	JNL/Capital
	Funds Global	Funds Growth	Funds	Funds	JNL/American	Managed Futures	Commodity	JNL/BlackRock	Global	Guardian Global
	Small Capitalization	Allocation	Growth-Income	International	Funds New	Strategy	Securities	Global Allocation	Infrastructure	Balanced
	Portfolio	Portfolio(a)	Portfolio	Portfolio	World Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(88,754)	$(16,911)	$(287,226)	$(59,154)	$(86,999)	$(4,588)	$(684,912)	$(676,514)	$(29,688)	$82,797
Net realized gain (loss) on investments	40,341	6,380	571,289	(51,381)	46,714	650	75,918	202,300	37,677	107,584
Net change in unrealized appreciation
(depreciation) on investments	1,617,547	154,409	4,950,540	2,372,871	2,520,253	69,851	104,638	3,236,115	284,046	1,916,450
Net increase (decrease) in net assets
from operations	1,569,134	143,878	5,234,603	2,262,336	2,479,968	65,913	(504,356)	2,761,901	292,035	2,106,831

Contract transactions 1
Purchase payments (Note 4)	3,166,589	2,969,745	13,785,470	5,073,151	5,400,767	1,494,966	7,252,381	35,979,757	2,860,086	1,657,195
Surrenders and terminations	(200,371)	(13,348)	(2,427,999)	(832,342)	(397,260)	(4,744)	(1,835,844)	(2,285,276)	(35,730)	(1,475,483)
Transfers between portfolios	276,879	1,171,065	2,121,442	810,342	936,448	91,298	(1,183,242)	11,723,432	1,313,087	(203,026)
Net annuitization transactions	-	-	-	-	(2,600)	-	(7,123)	(3,938)	-	(154,032)
Policyholder charges (Note 3)	(128,288)	(11,032)	(509,353)	(193,512)	(202,052)	(22)	(342,587)	(461,907)	(16,548)	(121,857)
Net increase (decrease) in net assets from
contract transactions	3,114,809	4,116,430	12,969,560	4,857,639	5,735,303	1,581,498	3,883,585	44,952,068	4,120,895	(297,203)

Net increase (decrease) in net assets	4,683,943	4,260,308	18,204,163	7,119,975	8,215,271	1,647,411	3,379,229	47,713,969	4,412,930	1,809,628

Net assets beginning of period	8,653,460	-	29,983,489	11,986,610	13,116,960	-	40,160,435	18,579,233	350,285	18,674,990

Net assets end of period	$13,337,403	$4,260,308	$48,187,652	$19,106,585	$21,332,231	$1,647,411	$43,539,664	$66,293,202	$4,763,215	$20,484,618

1 Contract unit transactions
Units Outstanding at December 31, 2011	988,420	-	3,011,671	1,324,305	1,382,811	-	3,938,935	1,902,158	33,842	1,721,631

Units Issued	455,711	429,237	1,649,123	790,103	780,588	187,087	1,197,569	5,000,124	455,459	238,942
Units Redeemed	(131,399)	(16,501)	(456,292)	(287,470)	(215,531)	(19,804)	(842,992)	(610,646)	(95,938)	(264,106)

Units Outstanding at December 31, 2012	1,312,732	412,736	4,204,502	1,826,938	1,947,868	167,283	4,293,512	6,291,636	393,363	1,696,467

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio
Operations
Net investment income (loss)	$(45,147)	$(58,222)	$(664,702)	$(91,180)	$(188,894)	$402,411	$(1,160)	$(66,037)	$2,422,064	$2,264
Net realized gain (loss) on investments	198,544	145,307	671,549	401,091	(792,629)	663,746	123,838	59,518	961,393	101,042
Net change in unrealized appreciation
(depreciation) on investments	1,419,746	821,579	4,339,371	1,493,871	5,518,026	7,724,363	2,418,508	732,554	4,216,780	2,378,559
Net increase (decrease) in net assets
from operations	1,573,143	908,664	4,346,218	1,803,782	4,536,503	8,790,520	2,541,186	726,035	7,600,237	2,481,865

Contract transactions 1
Purchase payments (Note 4)	878,913	1,450,922	7,794,032	2,055,553	3,349,161	7,344,760	2,164,658	5,037,116	17,354,187	1,723,562
Surrenders and terminations	(589,372)	(544,410)	(1,760,866)	(291,345)	(699,645)	(3,737,366)	(733,771)	(127,689)	(4,562,615)	(353,680)
Transfers between portfolios	(628,807)	(255,377)	(2,923,399)	407,077	(122,227)	(1,626,953)	(117,292)	5,585,321	(1,194,105)	925,304
Net annuitization transactions	-	(9,725)	-	-	(852)	(6,388)	-	-	(90,046)	-
Policyholder charges (Note 3)	(73,064)	(75,195)	(324,022)	(81,188)	(210,007)	(447,320)	(113,114)	(44,693)	(613,291)	(86,073)
Net increase (decrease) in net assets from
contract transactions	(412,330)	566,215	2,785,745	2,090,097	2,316,430	1,526,733	1,200,481	10,450,055	10,894,130	2,209,113

Net increase (decrease) in net assets	1,160,813	1,474,879	7,131,963	3,893,879	6,852,933	10,317,253	3,741,667	11,176,090	18,494,367	4,690,978

Net assets beginning of period	10,792,192	7,533,057	38,956,794	7,750,622	19,522,036	61,513,561	12,114,415	-	67,216,459	8,741,480

Net assets end of period	$11,953,005	$9,007,936	$46,088,757	$11,644,501	$26,374,969	$71,830,814	$15,856,082	$11,176,090	$85,710,826	$13,432,458

1 Contract unit transactions
Units Outstanding at December 31, 2011	490,918	482,052	1,490,214	1,059,720	3,207,448	7,294,891	1,665,414	-	6,100,360	1,302,324

Units Issued	60,908	122,965	445,760	614,141	1,134,272	1,043,561	376,623	1,044,425	1,961,724	476,002
Units Redeemed	(83,591)	(93,353)	(360,166)	(353,686)	(774,200)	(879,004)	(229,383)	(85,785)	(1,026,073)	(179,550)

Units Outstanding at December 31, 2012	468,235	511,664	1,575,808	1,320,175	3,567,520	7,459,448	1,812,654	958,640	7,036,011	1,598,776

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio
Operations
Net investment income (loss)	$290	$(251,949)	$311,664	$(271,547)	$(91,084)	$(75,247)	$(232,158)	$29,104	$(299,508)	$(231,785)
Net realized gain (loss) on investments	343,464	446,163	1,683,983	362,029	307,416	119,160	857,034	91,804	898,397	1,105,608
Net change in unrealized appreciation
(depreciation) on investments	2,487,460	2,641,641	68,687	2,790,665	3,075,322	953,169	5,783,573	2,702,162	1,185,108	1,018,552
Net increase (decrease) in net assets
from operations	2,831,214	2,835,855	2,064,334	2,881,147	3,291,654	997,082	6,408,449	2,823,070	1,783,997	1,892,375

Contract transactions 1
Purchase payments (Note 4)	4,935,733	3,410,487	7,175,727	856,343	5,047,632	815,140	6,136,901	3,739,778	4,258,718	3,462,534
Surrenders and terminations	(899,352)	(589,493)	(3,088,484)	(914,112)	(658,023)	(274,767)	(922,202)	(1,130,201)	(1,141,068)	(611,768)
Transfers between portfolios	(553,356)	865,820	5,762,556	(2,192,025)	(3,964,734)	66,983	5,699,215	(464,736)	60,708	(399,854)
Net annuitization transactions	(6,240)	(17,182)	(27,082)	-	-	-	(15,079)	(7,148)	(7,921)	-
Policyholder charges (Note 3)	(229,994)	(165,437)	(282,461)	(164,739)	(202,994)	(51,029)	(202,422)	(150,302)	(136,114)	(99,394)
Net increase (decrease) in net assets from
contract transactions	3,246,791	3,504,195	9,540,256	(2,414,533)	221,881	556,327	10,696,413	1,987,391	3,034,323	2,351,518

Net increase (decrease) in net assets	6,078,005	6,340,050	11,604,590	466,614	3,513,535	1,553,409	17,104,862	4,810,461	4,818,320	4,243,893

Net assets beginning of period	22,395,345	16,216,770	30,199,266	17,233,294	22,893,612	5,277,234	19,221,422	18,853,686	16,199,827	10,987,503

Net assets end of period	$28,473,350	$22,556,820	$41,803,856	$17,699,908	$26,407,147	$6,830,643	$36,326,284	$23,664,147	$21,018,147	$15,231,396

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,771,279	1,344,943	1,310,039	1,378,245	1,902,348	696,297	1,687,856	1,283,451	1,433,079	743,350

Units Issued	726,815	454,826	809,154	89,142	518,560	198,061	1,565,789	330,236	496,501	587,509
Units Redeemed	(353,451)	(184,918)	(417,935)	(270,846)	(529,596)	(128,941)	(733,823)	(208,591)	(251,616)	(444,288)

Units Outstanding at December 31, 2012	3,144,643	1,614,851	1,701,258	1,196,541	1,891,312	765,417	2,519,822	1,405,096	1,677,964	886,571

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio
Operations
Net investment income (loss)	$(1,012,890)	$621,151	$(317,241)	$274,377	$184,700	$(209,803)	$(12,312)	$(11,213)	$272,324	$198,591
Net realized gain (loss) on investments	461,763	(695,597)	2,017,300	879,639	1,199,833	115,399	85,132	10,893	608,442	1,177,168
Net change in unrealized appreciation
(depreciation) on investments	9,932,722	2,914,609	948,263	(365,976)	6,667,333	956,931	102,653	280,431	3,517,826	2,657,089
Net increase (decrease) in net assets
from operations	9,381,595	2,840,163	2,648,322	788,040	8,051,866	862,527	175,473	280,111	4,398,592	4,032,848

Contract transactions 1
Purchase payments (Note 4)	17,459,699	2,870,025	3,676,657	10,641,156	353,329	2,322,456	612,596	1,067,539	1,958,837	4,061,912
Surrenders and terminations	(2,067,681)	(1,042,182)	(1,520,188)	(2,630,142)	(1,956,919)	(987,614)	(169,548)	(79,804)	(1,869,159)	(2,710,155)
Transfers between portfolios	4,417,597	8,535	(7,021,521)	(1,975,948)	(2,027,951)	(225,129)	532,077	(635,795)	(307,212)	5,312,214
Net annuitization transactions	(79,497)	(3,820)	(4,096)	(30,070)	(6,375)	(654)	-	-	-	(43,383)
Policyholder charges (Note 3)	(787,830)	(109,678)	(119,590)	(288,587)	(342,264)	(92,736)	(30,055)	(18,487)	(215,691)	(152,657)
Net increase (decrease) in net assets from
contract transactions	18,942,288	1,722,880	(4,988,738)	5,716,409	(3,980,180)	1,016,323	945,070	333,453	(433,225)	6,467,931

Net increase (decrease) in net assets	28,323,883	4,563,043	(2,340,416)	6,504,449	4,071,686	1,878,850	1,120,543	613,564	3,965,367	10,500,779

Net assets beginning of period	53,308,752	17,378,677	19,639,043	35,432,206	41,160,945	14,087,669	2,555,802	1,890,283	31,009,689	22,351,097

Net assets end of period	$81,632,635	$21,941,720	$17,298,627	$41,936,655	$45,232,631	$15,966,519	$3,676,345	$2,503,847	$34,975,056	$32,851,876

1 Contract unit transactions
Units Outstanding at December 31, 2011	5,224,782	1,585,919	945,470	1,790,542	3,617,959	781,882	200,223	173,369	3,709,837	1,519,940

Units Issued	2,348,915	382,196	254,027	949,209	86,109	180,747	109,617	126,810	319,517	712,691
Units Redeemed	(637,342)	(235,261)	(468,311)	(671,194)	(402,844)	(131,389)	(38,797)	(96,586)	(364,202)	(319,565)

Units Outstanding at December 31, 2012	6,936,355	1,732,854	731,186	2,068,557	3,301,224	831,240	271,043	203,593	3,665,152	1,913,066

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(a)	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio
Operations
Net investment income (loss)	$218,531	$112,583	$(89,432)	$376,244	$(1,527)	$(104,368)	$34,825	$(95,970)	$(33,881)	$(171,546)
Net realized gain (loss) on investments	511,167	51,950	700,206	90,234	4,758	(29,190)	1,041	223,553	45,374	888,030
Net change in unrealized appreciation
(depreciation) on investments	(166,497)	453,434	880,309	1,896,014	13,566	515,520	101,443	2,779,326	(90,843)	2,626,202
Net increase (decrease) in net assets
from operations	563,201	617,967	1,491,083	2,362,492	16,797	381,962	137,309	2,906,909	(79,350)	3,342,686

Contract transactions 1
Purchase payments (Note 4)	5,908,901	1,009,517	2,168,603	7,029,102	278,567	4,612,687	287,432	2,448,527	718,246	5,924,757
Surrenders and terminations	(2,431,007)	(196,438)	(275,038)	(1,156,336)	(1,666)	(419,051)	(37,687)	(540,886)	(112,433)	(1,077,029)
Transfers between portfolios	908,693	2,559,653	4,184,792	(187,570)	139,640	3,843,480	24,800	5,005,727	(152,632)	1,188,654
Net annuitization transactions	(2,577)	-	(815)	(147,298)	-	(522)	-	-	-	(16,393)
Policyholder charges (Note 3)	(149,176)	(39,779)	(62,484)	(185,158)	(821)	(41,160)	(16,713)	(124,108)	(21,571)	(173,615)
Net increase (decrease) in net assets from
contract transactions	4,234,834	3,332,953	6,015,058	5,352,740	415,720	7,995,434	257,832	6,789,260	431,610	5,846,374

Net increase (decrease) in net assets	4,798,035	3,950,920	7,506,141	7,715,232	432,517	8,377,396	395,141	9,696,169	352,260	9,189,060

Net assets beginning of period	28,140,996	6,054,115	5,465,436	21,636,507	-	113,183	1,492,211	9,654,311	2,091,615	18,149,843

Net assets end of period	$32,939,031	$10,005,035	$12,971,577	$29,351,739	$432,517	$8,490,579	$1,887,352	$19,350,480	$2,443,875	$27,338,903

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,044,305	1,182,141	462,620	3,067,395	-	12,527	136,783	1,509,426	201,348	1,448,921

Units Issued	692,924	1,153,686	598,718	1,450,106	54,202	1,641,912	66,217	1,511,804	95,189	714,367
Units Redeemed	(392,581)	(724,369)	(155,042)	(734,795)	(11,379)	(842,355)	(41,610)	(588,693)	(54,130)	(298,210)

Units Outstanding at December 31, 2012	2,344,648	1,611,458	906,296	3,782,706	42,823	812,084	161,390	2,432,537	242,407	1,865,078

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio
Operations
Net investment income (loss)	$(66,978)	$351,271	$2,816,064	$365,286	$(147,045)	$117,852	$(224,346)	$12,529	$(25,621)	$(243,146)
Net realized gain (loss) on investments	2,286,316	(1,019,153)	(6,523,630)	(124,266)	506,203	(456,091)	617,530	114,645	298,142	2,064,561
Net change in unrealized appreciation
(depreciation) on investments	3,141,736	5,706,522	38,036,245	3,465,234	966,832	882,647	727,065	237,385	(60,193)	3,653,096
Net increase (decrease) in net assets
from operations	5,361,074	5,038,640	34,328,679	3,706,254	1,325,990	544,408	1,120,249	364,559	212,328	5,474,511

Contract transactions 1
Purchase payments (Note 4)	4,963,987	3,820,376	7,258,535	1,670,264	2,386,446	639,808	7,214,192	632,200	266,292	6,077,593
Surrenders and terminations	(1,962,794)	(2,719,262)	(21,846,013)	(2,154,111)	(611,730)	(206,048)	(2,066,250)	(150,887)	(127,471)	(3,471,675)
Transfers between portfolios	(470,837)	(997,791)	(14,307,698)	(1,901,685)	4,707,862	(401,671)	101,431	52,461	(306,399)	(2,500,496)
Net annuitization transactions	-	(63,270)	(636,347)	(1,906)	(1,193)	-	(12,518)	(1,017)	-	(52,383)
Policyholder charges (Note 3)	(326,001)	(162,526)	(491,425)	(162,081)	(62,332)	(29,752)	(321,627)	(35,510)	(13,611)	(190,671)
Net increase (decrease) in net assets from
contract transactions	2,204,355	(122,473)	(30,022,948)	(2,549,519)	6,419,053	2,337	4,915,228	497,247	(181,189)	(137,632)

Net increase (decrease) in net assets	7,565,429	4,916,167	4,305,731	1,156,735	7,745,043	546,745	6,035,477	861,806	31,139	5,336,879

Net assets beginning of period	42,883,797	31,356,978	224,788,427	30,661,418	6,906,424	5,244,125	40,885,183	3,211,839	2,305,641	35,429,239

Net assets end of period	$50,449,226	$36,273,145	$229,094,158	$31,818,153	$14,651,467	$5,790,870	$46,920,660	$4,073,645	$2,336,780	$40,766,118

1 Contract unit transactions
Units Outstanding at December 31, 2011	4,652,313	2,402,205	21,249,678	3,600,972	620,214	850,400	1,302,170	256,020	233,399	2,218,086

Units Issued	697,264	483,329	1,100,380	369,326	713,040	229,113	404,738	82,697	50,376	514,508
Units Redeemed	(470,358)	(498,836)	(3,728,365)	(648,709)	(221,556)	(225,459)	(256,997)	(44,398)	(68,854)	(526,861)

Units Outstanding at December 31, 2012	4,879,219	2,386,698	18,621,693	3,321,589	1,111,698	854,054	1,449,911	294,319	214,921	2,205,733

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

								JNL/Morgan	JNL/Neuberger	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Stanley Mid	Berman	Oppenheimer
	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Cap Growth	Strategic Income	Global Growth
	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$65,890	$(76,653)	$(117,595)	$(655)	$(443,587)	$(405,784)	$52,848	$(928)	$(17,108)	$(155,233)
Net realized gain (loss) on investments	4,310,077	858,375	(46,012)	1,764,537	2,942,461	(2,740,895)	(299,860)	(668)	1,731	163,825
Net change in unrealized appreciation
(depreciation) on investments	8,409,990	161,270	1,253,449	2,445,233	(1,690,618)	5,286,994	1,478,700	21,623	88,684	4,926,547
Net increase (decrease) in net assets
from operations	12,785,957	942,992	1,089,842	4,209,115	808,256	2,140,315	1,231,688	20,027	73,307	4,935,139

Contract transactions 1
Purchase payments (Note 4)	22,915,713	894,514	772,672	4,239,330	5,412,439	1,133,309	1,386,085	621,263	3,075,283	4,255,347
Surrenders and terminations	(6,725,934)	(419,811)	(656,842)	(2,996,248)	(1,634,092)	(2,084,260)	(797,591)	(28,121)	(15,630)	(1,429,230)
Transfers between portfolios	491,868	(5,834,501)	79,826	317,385	7,731,771	(6,564,107)	(371,918)	91,451	554,892	(937,257)
Net annuitization transactions	(200,571)	-	(18,193)	(27,554)	(8,564)	(75,952)	(20,216)	-	-	(19,076)
Policyholder charges (Note 3)	(894,867)	(45,480)	(32,725)	(164,635)	(240,393)	(56,361)	(49,764)	(2,361)	(8,331)	(194,039)
Net increase (decrease) in net assets from
contract transactions	15,586,209	(5,405,278)	144,738	1,368,278	11,261,161	(7,647,371)	146,596	682,232	3,606,214	1,675,745

Net increase (decrease) in net assets	28,372,166	(4,462,286)	1,234,580	5,577,393	12,069,417	(5,507,056)	1,378,284	702,259	3,679,521	6,610,884

Net assets beginning of period	95,155,066	11,333,484	7,412,445	29,344,163	20,786,918	29,159,011	11,392,776	-	-	25,540,756

Net assets end of period	$123,527,232	$6,871,198	$8,647,025	$34,921,556	$32,856,335	$23,651,955	$12,771,060	$702,259	$3,679,521	$32,151,640

1 Contract unit transactions
Units Outstanding at December 31, 2011	8,846,932	1,089,975	582,500	2,094,482	3,099,309	3,089,330	1,079,679	-	-	2,059,450

Units Issued	3,527,083	187,596	161,018	451,243	3,487,139	267,017	182,935	79,306	357,104	425,197
Units Redeemed	(2,277,946)	(687,102)	(152,429)	(367,582)	(2,116,932)	(1,023,838)	(167,489)	(5,253)	(4,282)	(302,922)

Units Outstanding at December 31, 2012	10,096,069	590,469	591,089	2,178,143	4,469,516	2,332,509	1,095,125	74,053	352,822	2,181,725

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio
Operations
Net investment income (loss)	$449,138	$1,150,502	$159,459	$2,663,969	$(71,448)	$(17,099)	$(7,669)	$(175,964)	$179,342	$(90,691)
Net realized gain (loss) on investments	7,769,794	7,360,340	72,186	1,227,458	363,083	101,272	65,988	(192,253)	4,860,117	618,451
Net change in unrealized appreciation (depreciation) on investments	(2,385,725)	4,771,291	292,882	4,456,995	98,449	528,451	538,731	3,047,111	3,044,553	555,984
Net increase (decrease) in net assets from operations	5,833,207	13,282,133	524,527	8,348,422	390,084	612,624	597,050	2,678,894	8,084,012	1,083,744

Contract transactions 1
Purchase payments (Note 4)	26,610,099	53,499,004	5,804,390	13,842,045	732,011	1,017,580	412,446	1,235,745	8,498,173	2,868,400
Surrenders and terminations	(4,958,696)	(13,985,847)	(407,467)	(3,808,771)	(134,783)	(123,513)	(601,039)	(482,160)	(2,368,697)	(419,570)
Transfers between portfolios	8,654,633	17,494,705	2,530,678	3,772,392	676,207	38,359	469,027	(199,931)	195,454	6,808,261
Net annuitization transactions	(37,932)	(178,565)	-	(33,486)	-	-	(7,279)	-	(1,973)	(9,206)
Policyholder charges (Note 3)	(785,953)	(1,941,638)	(89,962)	(433,995)	(49,624)	(44,103)	(33,056)	(103,966)	(329,607)	(74,050)
Net increase (decrease) in net assets from contract transactions	29,482,151	54,887,659	7,837,639	13,338,185	1,223,811	888,323	240,099	449,688	5,993,350	9,173,835

Net increase (decrease) in net assets	35,315,358	68,169,792	8,362,166	21,686,607	1,613,895	1,500,947	837,149	3,128,582	14,077,362	10,257,579

Net assets beginning of period	76,214,738	191,090,963	5,807,587	49,959,183	3,700,137	3,097,335	4,165,388	9,423,337	53,136,353	3,763,150

Net assets end of period	$111,530,096	$259,260,755	$14,169,753	$71,645,790	$5,314,032	$4,598,282	$5,002,537	$12,551,919	$67,213,715	$14,020,729

1 Contract unit transactions
Units Outstanding at December 31, 2011	5,478,004	10,424,936	586,059	3,231,192	389,582	329,843	320,083	1,150,240	4,884,938	318,270

Units Issued	3,075,495	5,008,401	941,224	1,740,101	631,410	166,206	73,599	196,299	1,317,504	1,116,129
Units Redeemed	(1,045,987)	(2,191,027)	(179,779)	(967,727)	(533,337)	(80,934)	(73,354)	(155,071)	(803,548)	(399,263)

Units Outstanding at December 31, 2012	7,507,512	13,242,310	1,347,504	4,003,566	487,655	415,115	320,328	1,191,468	5,398,894	1,035,136

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio
Operations
Net investment income (loss)	$89,285	$(133,139)	$(567,983)	$1,150,413	$(800,496)	$552,148	$(259,874)	$(21,458)	$(1,369,389)	$(1,194,590)
Net realized gain (loss) on investments	4,293,386	193,858	1,587,330	2,761,491	9,374,154	9,293,409	13,296,765	80,436	2,888,230	5,659,850
Net change in unrealized appreciation
(depreciation) on investments	(184,294)	1,671,075	7,895,559	4,416,025	17,038,150	8,045,593	19,516,744	649,348	10,309,235	4,701,229
Net increase (decrease) in net assets
from operations	4,198,377	1,731,794	8,914,906	8,327,929	25,611,808	17,891,150	32,553,635	708,326	11,828,076	9,166,489

Contract transactions 1
Purchase payments (Note 4)	13,774,222	2,819,734	9,550,358	30,850,296	28,796,985	50,867,763	57,919,659	1,589,213	14,245,573	13,793,168
Surrenders and terminations	(2,279,040)	(1,299,271)	(6,773,474)	(7,938,466)	(10,781,363)	(15,164,211)	(18,116,712)	(97,515)	(5,729,911)	(6,007,661)
Transfers between portfolios	11,775,538	(5,155,295)	(2,052,551)	10,722,766	(5,711,907)	1,375,482	(1,517,626)	338,719	15,406,430	4,482,466
Net annuitization transactions	-	(2,058)	(81,996)	(236,405)	(175,926)	(24,490)	(58,405)	-	(123,964)	(141,050)
Policyholder charges (Note 3)	(416,750)	(101,424)	(487,915)	(1,057,010)	(1,428,154)	(1,786,478)	(2,320,050)	(43,771)	(572,830)	(544,021)
Net increase (decrease) in net assets from
contract transactions	22,853,970	(3,738,314)	154,422	32,341,181	10,699,635	35,268,066	35,906,866	1,786,646	23,225,298	11,582,902

Net increase (decrease) in net assets	27,052,347	(2,006,520)	9,069,328	40,669,110	36,311,443	53,159,216	68,460,501	2,494,972	35,053,374	20,749,391

Net assets beginning of period	28,047,984	15,737,463	67,978,427	105,754,752	184,728,378	183,032,484	257,460,947	3,001,411	66,026,711	75,215,217

Net assets end of period	$55,100,331	$13,730,943	$77,047,755	$146,423,862	$221,039,821	$236,191,700	$325,921,448	$5,496,383	$101,080,085	$95,964,608

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,515,548	1,379,340	5,126,298	8,785,135	13,103,816	14,881,901	17,870,289	331,841	2,451,111	1,675,627

Units Issued	3,549,284	486,635	1,664,381	3,689,118	2,210,853	4,747,851	4,592,471	237,104	1,141,190	548,895
Units Redeemed	(1,611,350)	(795,070)	(1,735,083)	(1,096,633)	(1,546,276)	(2,055,815)	(2,314,757)	(62,499)	(435,902)	(322,473)

Units Outstanding at December 31, 2012	4,453,482	1,070,905	5,055,596	11,377,620	13,768,393	17,573,937	20,148,003	506,446	3,156,399	1,902,049

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Operations
Net investment income (loss)	$(135,021)	$(76,288)	$(346,241)	$(214,244)	$(695,685)	$176,331
Net realized gain (loss) on investments	135,700	619,932	2,525,615	2,112,015	135	1,484,664
Net change in unrealized appreciation
(depreciation) on investments	154,565	5,684,098	(269,135)	5,122,678	-	1,717,038
Net increase (decrease) in net assets
from operations	155,244	6,227,742	1,910,239	7,020,449	(695,550)	3,378,033

Contract transactions 1
Purchase payments (Note 4)	8,114,239	6,536,695	2,275,002	15,797,913	43,291,947	3,439,978
Surrenders and terminations	(1,926,404)	(2,726,790)	(1,268,171)	(5,119,673)	(6,315,764)	(1,573,150)
Transfers between portfolios	5,172,251	2,402,016	(509,602)	5,221,965	(31,813,465)	(287,116)
Net annuitization transactions	-	(110,003)	(16,180)	(491,579)	-	(20,201)
Policyholder charges (Note 3)	(233,518)	(209,539)	(167,171)	(841,629)	(373,259)	(162,819)
Net increase (decrease) in net assets from
contract transactions	11,126,568	5,892,379	313,878	14,566,997	4,789,459	1,396,692

Net increase (decrease) in net assets	11,281,812	12,120,121	2,224,117	21,587,446	4,093,909	4,774,725

Net assets beginning of period	20,000,869	35,097,916	21,850,681	77,020,910	40,931,763	22,913,169

Net assets end of period	$31,282,681	$47,218,037	$24,074,798	$98,608,356	$45,025,672	$27,687,894

1 Contract unit transactions
Units Outstanding at December 31, 2011	1,918,367	2,522,690	976,667	2,738,957	3,340,013	1,208,693

Units Issued	2,574,853	800,806	139,421	782,862	5,224,552	267,714
Units Redeemed	(1,520,238)	(440,775)	(144,989)	(309,339)	(4,875,287)	(201,688)

Units Outstanding at December 31, 2012	2,972,982	2,882,721	971,099	3,212,480	3,689,278	1,274,719

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

								JNL/American		JNL/American
	JNL Disciplined	JNL Disciplined	JNL Disciplined	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	Funds Blue Chip	JNL/American	Funds Global
	Growth	Moderate	Moderate	Alt 20	Alt 35	Alt 50	Alt 65	Income and	Funds Global	Small Capitalization
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$(43,148)	$(51,356)	$(130,157)	$(165,926)	$(170,668)	$(323,153)	$(399,833)	$(139,888)	$(61,700)	$(91,113)
Net realized gain (loss) on investments	197,655	297,648	1,223,491	234,206	159,252	296,716	539,036	123,524	73,454	149,809
Net change in unrealized appreciation
(depreciation) on investments	(777,623)	(726,288)	(2,047,227)	(1,721,359)	(2,319,161)	(3,739,691)	(3,658,511)	(488,152)	29,321	(1,921,027)
Net increase (decrease) in net assets
from operations	(623,116)	(479,996)	(953,893)	(1,653,079)	(2,330,577)	(3,766,128)	(3,519,308)	(504,516)	41,075	(1,862,331)

Contract transactions 1
Purchase payments (Note 4)	3,930,127	9,223,207	11,122,863	15,141,639	23,250,096	23,235,890	8,009,474	13,746,621	8,099,602	5,146,715
Surrenders and terminations	(306,773)	(1,045,728)	(1,518,508)	(1,350,521)	(523,625)	(898,505)	(2,725,728)	(438,378)	(429,290)	(162,959)
Transfers between portfolios	1,064,843	4,194,166	1,832,326	3,803,573	2,061,123	7,509,480	367,128	1,698,964	3,352,949	(795,851)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(89,325)	(281,794)	(288,877)	(289,598)	(330,353)	(494,078)	(244,205)	(221,556)	(170,831)	(81,282)
Net increase (decrease) in net assets from
contract transactions	4,598,872	12,089,851	11,147,804	17,305,093	24,457,241	29,352,787	5,406,669	14,785,651	10,852,430	4,106,623

Net increase (decrease) in net assets	3,975,756	11,609,855	10,193,911	15,652,014	22,126,664	25,586,659	1,887,361	14,281,135	10,893,505	2,244,292

Net assets beginning of period	8,907,186	23,776,900	24,630,346	22,417,478	18,229,303	32,486,874	42,126,433	9,396,411	5,706,855	6,409,168

Net assets end of period	$12,882,942	$35,386,755	$34,824,257	$38,069,492	$40,355,967	$58,073,533	$44,013,794	$23,677,546	$16,600,360	$8,653,460

1 Contract unit transactions
Units Outstanding at December 31, 2010	1,036,416	2,448,593	2,702,881	1,600,520	1,236,822	2,140,218	2,674,819	913,530	552,064	581,255

Units Issued	716,513	1,561,276	2,696,041	1,416,169	1,825,977	2,119,940	719,593	1,675,042	1,353,147	708,408
Units Redeemed	(180,960)	(338,035)	(1,487,003)	(183,454)	(172,057)	(184,180)	(394,731)	(221,043)	(341,900)	(301,243)

Units Outstanding at December 31, 2011	1,571,969	3,671,834	3,911,919	2,833,235	2,890,742	4,075,978	2,999,681	2,367,529	1,563,311	988,420

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/American	JNL/American		JNL/BlackRock		JNL/Brookfield	JNL/Capital	JNL/Capital	JNL/Capital
	Funds	Funds	JNL/American	Commodity	JNL/BlackRock	Global	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle
	Growth-Income	International	Funds New	Securities	Global Allocation	Infrastructure	Balanced	Diversified	Growth Equity	Core Equity
	Portfolio	Portfolio	World Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio	Research Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(192,297)	$(73,370)	$(88,620)	$(391,538)	$(124,782)	$(62)	$(99,686)	$(72,154)	$(272,285)	$(68,751)
Net realized gain (loss) on investments	27,995	(137,056)	(44,404)	1,019,573	22,465	38	41,548	166,007	563,142	55,179
Net change in unrealized appreciation
(depreciation) on investments	(912,721)	(1,806,743)	(1,654,962)	(4,485,704)	(587,321)	1,365	(1,173,980)	(785,547)	(580,299)	(190,575)
Net increase (decrease) in net assets
from operations	(1,077,023)	(2,017,169)	(1,787,986)	(3,857,669)	(689,638)	1,341	(1,232,118)	(691,694)	(289,442)	(204,147)

Contract transactions 1
Purchase payments (Note 4)	18,072,215	7,690,620	7,679,989	12,024,922	9,926,977	29,753	3,182,311	1,453,043	3,763,913	2,486,045
Surrenders and terminations	(395,043)	(221,438)	(317,483)	(1,839,274)	(347,405)	-	(1,442,946)	(439,771)	(1,066,675)	(747,472)
Transfers between portfolios	3,803,880	1,821,291	2,492,354	2,461,950	2,538,015	319,264	132,182	(536,887)	(462,713)	493,891
Net annuitization transactions	-	-	-	(4,384)	-	-	-	-	-	-
Policyholder charges (Note 3)	(274,650)	(111,365)	(109,647)	(248,410)	(146,909)	(73)	(97,616)	(55,855)	(119,083)	(44,847)
Net increase (decrease) in net assets from
contract transactions	21,206,402	9,179,108	9,745,213	12,394,804	11,970,678	348,944	1,773,931	420,530	2,115,442	2,187,617

Net increase (decrease) in net assets	20,129,379	7,161,939	7,957,227	8,537,135	11,281,040	350,285	541,813	(271,164)	1,826,000	1,983,470

Net assets beginning of period	9,854,110	4,824,671	5,159,733	31,623,300	7,298,193	-	18,133,177	11,063,356	20,024,681	5,549,587

Net assets end of period	$29,983,489	$11,986,610	$13,116,960	$40,160,435	$18,579,233	$350,285	$18,674,990	$10,792,192	$21,850,681	$7,533,057

1 Contract unit transactions
Units Outstanding at December 31, 2010	952,515	449,274	458,931	2,830,894	707,594	-	1,567,859	481,535	908,743	353,553

Units Issued	2,251,023	1,025,829	1,118,584	1,816,322	1,344,473	35,690	425,816	94,666	254,026	238,695
Units Redeemed	(191,867)	(150,798)	(194,704)	(708,281)	(149,909)	(1,848)	(272,044)	(85,283)	(186,102)	(110,196)

Units Outstanding at December 31, 2011	3,011,671	1,324,305	1,382,811	3,938,935	1,902,158	33,842	1,721,631	490,918	976,667	482,052

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Operations
Net investment income (loss)	$(569,178)	$(81,182)	$(68,474)	$-	$1,641,720	$(12,807)	$213,292	$(179,393)	$120,831	$628,676
Net realized gain (loss) on investments	3,878,778	392,221	(23,072)	-	609,413	212,930	253,856	581,411	1,374,893	671,608
Net change in unrealized appreciation
(depreciation) on investments	(5,443,996)	(2,387,698)	(952,827)	-	(2,095,475)	(1,806,554)	(972,922)	(819,214)	(294,254)	(2,641,681)
Net increase (decrease) in net assets
from operations	(2,134,396)	(2,076,659)	(1,044,373)	-	155,658	(1,606,431)	(505,774)	(417,196)	1,201,470	(1,341,397)

Contract transactions 1
Purchase payments (Note 4)	11,926,687	11,441,170	3,029,767	-	16,271,078	2,443,809	6,321,439	5,130,400	6,187,876	4,991,421
Surrenders and terminations	(1,625,849)	(2,899,013)	(880,372)	-	(4,595,595)	(235,738)	(1,252,305)	(612,123)	(1,782,924)	(599,866)
Transfers between portfolios	1,044,082	(1,778,878)	1,740,675	-	1,908,196	(111,634)	933,983	(842,414)	1,085,686	(151,275)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	(1,137)
Policyholder charges (Note 3)	(189,846)	(358,535)	(80,542)	-	(420,337)	(59,301)	(175,031)	(105,714)	(171,189)	(146,078)
Net increase (decrease) in net assets from
contract transactions	11,155,074	6,404,744	3,809,528	-	13,163,342	2,037,136	5,828,086	3,570,149	5,319,449	4,093,065

Net increase (decrease) in net assets	9,020,678	4,328,085	2,765,155	-	13,319,000	430,705	5,322,312	3,152,953	6,520,919	2,751,668

Net assets beginning of period	29,936,116	57,185,476	9,349,260	-	53,897,459	8,310,775	17,073,033	13,063,817	23,678,347	14,481,626

Net assets end of period	$38,956,794	$61,513,561	$12,114,415	$-	$67,216,459	$8,741,480	$22,395,345	$16,216,770	$30,199,266	$17,233,294

1 Contract unit transactions
Units Outstanding at December 31, 2010	1,107,065	6,588,284	1,188,452	-	4,941,355	1,043,553	2,068,582	1,037,531	1,083,581	1,086,663

Units Issued	984,432	1,990,996	712,848	-	2,173,405	534,035	1,138,585	643,420	521,604	646,974
Units Redeemed	(601,283)	(1,284,389)	(235,886)	-	(1,014,400)	(275,264)	(435,888)	(336,008)	(295,146)	(355,392)

Units Outstanding at December 31, 2011	1,490,214	7,294,891	1,665,414	-	6,100,360	1,302,324	2,771,279	1,344,943	1,310,039	1,378,245

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Operations
Net investment income (loss)	$(114,812)	$(81,688)	$202,658	$(172,027)	$(236,031)	$(186,064)	$(639,121)	$230,106	$(312,424)	$292,857
Net realized gain (loss) on investments	858,687	13,017	(112,238)	149,080	589,825	751,685	218,782	(1,956,253)	1,432,347	573,920
Net change in unrealized appreciation
(depreciation) on investments	(2,233,766)	(658,329)	(1,929,432)	(1,620,755)	(2,007,500)	(1,694,091)	(5,051,118)	(2,109,131)	(2,887,937)	1,284,344
Net increase (decrease) in net assets
from operations	(1,489,891)	(727,000)	(1,839,012)	(1,643,702)	(1,653,706)	(1,128,470)	(5,471,457)	(3,835,278)	(1,768,014)	2,151,121

Contract transactions 1
Purchase payments (Note 4)	6,286,104	766,938	6,547,668	4,874,271	4,315,826	3,566,212	21,381,188	3,203,538	3,073,873	8,522,818
Surrenders and terminations	(440,022)	(180,257)	(828,406)	(1,232,389)	(1,023,272)	(926,678)	(1,138,777)	(1,244,228)	(1,467,490)	(2,816,580)
Transfers between portfolios	6,727,363	(143,480)	(1,225,700)	(1,725,151)	884,912	(148,080)	8,826,484	1,127,019	570,869	3,696,936
Net annuitization transactions	-	-	-	-	-	-	(4,728)	(25,578)	-	(450,471)
Policyholder charges (Note 3)	(117,610)	(36,694)	(124,341)	(110,286)	(105,208)	(56,596)	(498,449)	(83,742)	(75,296)	(204,787)
Net increase (decrease) in net assets from
contract transactions	12,455,835	406,507	4,369,221	1,806,445	4,072,258	2,434,858	28,565,718	2,977,009	2,101,956	8,747,916

Net increase (decrease) in net assets	10,965,944	(320,493)	2,530,209	162,743	2,418,552	1,306,388	23,094,261	(858,269)	333,942	10,899,037

Net assets beginning of period	11,927,668	5,597,727	16,691,213	18,690,943	13,781,275	9,681,115	30,214,491	18,236,946	19,305,101	24,533,169

Net assets end of period	$22,893,612	$5,277,234	$19,221,422	$18,853,686	$16,199,827	$10,987,503	$53,308,752	$17,378,677	$19,639,043	$35,432,206

1 Contract unit transactions
Units Outstanding at December 31, 2010	913,592	649,725	1,354,231	1,181,437	1,123,950	637,395	2,696,388	1,431,547	883,839	1,348,797

Units Issued	1,188,652	193,489	838,837	434,187	857,356	668,214	2,810,121	846,447	355,348	940,962
Units Redeemed	(199,896)	(146,917)	(505,212)	(332,173)	(548,227)	(562,259)	(281,727)	(692,075)	(293,717)	(499,217)

Units Outstanding at December 31, 2011	1,902,348	696,297	1,687,856	1,283,451	1,433,079	743,350	5,224,782	1,585,919	945,470	1,790,542

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio
Operations
Net investment income (loss)	$(275,904)	$(140,289)	$(28,749)	$(13,279)	$(17,570)	$191,444	$343,223	$64,250	$(42,856)	$281,615
Net realized gain (loss) on investments	2,108,870	168,243	63,740	142,505	162,167	1,626,366	589,727	27,350	205,670	(399,389)
Net change in unrealized appreciation
(depreciation) on investments	(11,983,217)	(1,053,757)	(359,888)	(363,923)	(1,475,553)	(299,409)	366,651	(332,919)	(52,060)	936,900
Net increase (decrease) in net assets
from operations	(10,150,251)	(1,025,803)	(324,897)	(234,697)	(1,330,956)	1,518,401	1,299,601	(241,319)	110,754	819,126

Contract transactions 1
Purchase payments (Note 4)	10,609,313	3,113,410	983,113	1,032,171	6,862,031	3,878,184	3,924,543	1,193,091	1,558,458	4,945,844
Surrenders and terminations	(2,186,872)	(1,156,972)	(117,284)	(34,663)	(1,522,506)	(1,297,113)	(2,171,658)	(189,667)	(146,736)	(761,046)
Transfers between portfolios	(13,713,217)	(582,150)	367,255	(157,272)	(1,179,651)	(8,323,579)	2,715,514	1,251,964	774,042	(547,507)
Net annuitization transactions	(4,966)	-	-	-	-	-	-	-	(24,291)	(32,253)
Policyholder charges (Note 3)	(323,598)	(60,345)	(16,761)	(12,087)	(170,070)	(85,216)	(87,722)	(23,316)	(27,051)	(105,753)
Net increase (decrease) in net assets from
contract transactions	(5,619,340)	1,313,943	1,216,323	828,149	3,989,804	(5,827,724)	4,380,677	2,232,072	2,134,422	3,499,285

Net increase (decrease) in net assets	(15,769,591)	288,140	891,426	593,452	2,658,848	(4,309,323)	5,680,278	1,990,753	2,245,176	4,318,411

Net assets beginning of period	56,930,536	13,799,529	1,664,376	1,296,831	28,350,841	26,660,420	22,460,718	4,063,362	3,220,260	17,318,096

Net assets end of period	$41,160,945	$14,087,669	$2,555,802	$1,890,283	$31,009,689	$22,351,097	$28,140,996	$6,054,115	$5,465,436	$21,636,507

1 Contract unit transactions
Units Outstanding at December 31, 2010	4,060,448	716,317	113,388	103,443	3,273,453	1,940,572	1,725,391	746,329	286,581	2,557,810

Units Issued	1,243,739	231,466	124,328	123,539	991,136	681,907	650,156	1,171,414	406,873	1,151,117
Units Redeemed	(1,686,228)	(165,901)	(37,493)	(53,613)	(554,752)	(1,102,539)	(331,242)	(735,602)	(230,834)	(641,532)

Units Outstanding at December 31, 2011	3,617,959	781,882	200,223	173,369	3,709,837	1,519,940	2,044,305	1,182,141	462,620	3,067,395

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio
Operations
Net investment income (loss)	$(21)	$6,452	$(118,104)	$(11,409)	$(103,600)	$(195,808)	$336,218	$3,655,629	$75,515	$(74,966)
Net realized gain (loss) on investments	-	85,388	7,631	32,863	425,765	641,909	(950,740)	(11,457,932)	(104,422)	320,621
Net change in unrealized appreciation
(depreciation) on investments	(405)	(238,093)	(1,606,161)	4,766	753,815	(2,155,084)	(4,544,059)	(1,152,747)	(4,063,834)	(217,300)
Net increase (decrease) in net assets
from operations	(426)	(146,253)	(1,716,634)	26,220	1,075,980	(1,708,983)	(5,158,581)	(8,955,050)	(4,092,741)	28,355

Contract transactions 1
Purchase payments (Note 4)	38,472	435,627	2,040,376	1,020,185	5,074,526	13,905,311	5,464,143	12,582,781	3,065,324	1,434,130
Surrenders and terminations	(31)	(69,818)	(609,108)	(37,650)	(829,803)	(1,148,133)	(3,417,919)	(19,195,144)	(1,415,091)	(225,821)
Transfers between portfolios	75,168	(21,298)	692,937	181,549	1,819,808	2,157,719	534,328	(14,324,177)	(541,611)	153,094
Net annuitization transactions	-	-	-	-	-	-	(7,727)	(224,608)	-	-
Policyholder charges (Note 3)	-	(11,784)	(57,394)	(15,704)	(98,876)	(188,945)	(133,295)	(442,354)	(140,264)	(28,076)
Net increase (decrease) in net assets from
contract transactions	113,609	332,727	2,066,811	1,148,380	5,965,655	14,725,952	2,439,530	(21,603,502)	968,358	1,333,327

Net increase (decrease) in net assets	113,183	186,474	350,177	1,174,600	7,041,635	13,016,969	(2,719,051)	(30,558,552)	(3,124,383)	1,361,682

Net assets beginning of period	-	1,305,737	9,304,134	917,015	11,108,208	29,866,828	34,076,029	255,346,979	33,785,801	5,544,742

Net assets end of period	$113,183	$1,492,211	$9,654,311	$2,091,615	$18,149,843	$42,883,797	$31,356,978	$224,788,427	$30,661,418	$6,906,424

1 Contract unit transactions
Units Outstanding at December 31, 2010	-	109,176	1,247,372	89,304	971,115	3,123,404	2,261,041	23,278,571	3,516,407	500,625

Units Issued	12,530	77,630	2,677,756	139,937	1,015,195	1,804,521	737,174	1,751,428	709,545	395,046
Units Redeemed	(3)	(50,023)	(2,415,702)	(27,893)	(537,389)	(275,612)	(596,010)	(3,780,321)	(624,980)	(275,457)

Units Outstanding at December 31, 2011	12,527	136,783	1,509,426	201,348	1,448,921	4,652,313	2,402,205	21,249,678	3,600,972	620,214

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio
Operations
Net investment income (loss)	$40,618	$(353,344)	$(4,174)	$(21,185)	$(382,645)	$435,741	$(98,431)	$(40,621)	$(282,066)	$(329,972)
Net realized gain (loss) on investments	(201,959)	1,349,302	231,094	45,428	3,100,479	2,407,797	784,102	(507,488)	2,194,552	2,182,597
Net change in unrealized appreciation
(depreciation) on investments	(1,595,909)	(1,354,684)	(301,672)	41,766	(4,248,170)	(3,475,197)	(1,780,557)	522,757	(3,786,988)	(2,512,658)
Net increase (decrease) in net assets
from operations	(1,757,250)	(358,726)	(74,752)	66,009	(1,530,336)	(631,659)	(1,094,886)	(25,352)	(1,874,502)	(660,033)

Contract transactions 1
Purchase payments (Note 4)	915,366	10,812,484	1,178,941	446,232	6,056,238	14,441,334	1,608,953	1,057,755	4,445,554	5,505,963
Surrenders and terminations	(260,770)	(2,394,673)	(166,168)	(44,068)	(3,786,727)	(5,662,667)	(370,916)	(612,368)	(3,185,836)	(760,030)
Transfers between portfolios	349,274	2,565,949	(1,075,385)	292,176	(1,064,625)	21,605,106	56,101	(1,055,518)	(1,019,831)	(2,483,615)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(22,059)	(233,130)	(26,331)	(7,046)	(116,306)	(524,741)	(32,375)	(19,756)	(87,191)	(132,085)
Net increase (decrease) in net assets from
contract transactions	981,811	10,750,630	(88,943)	687,294	1,088,580	29,859,032	1,261,763	(629,887)	152,696	2,130,233

Net increase (decrease) in net assets	(775,439)	10,391,904	(163,695)	753,303	(441,756)	29,227,373	166,877	(655,239)	(1,721,806)	1,470,200

Net assets beginning of period	6,019,564	30,493,279	3,375,534	1,552,338	35,870,995	65,927,693	11,166,607	8,067,684	31,065,969	19,316,718

Net assets end of period	$5,244,125	$40,885,183	$3,211,839	$2,305,641	$35,429,239	$95,155,066	$11,333,484	$7,412,445	$29,344,163	$20,786,918

1 Contract unit transactions
Units Outstanding at December 31, 2010	730,488	993,661	259,887	162,583	2,175,353	6,111,514	976,568	638,919	2,092,402	2,843,086

Units Issued	305,633	801,581	143,547	113,223	663,488	4,390,757	335,207	145,006	509,271	2,745,823
Units Redeemed	(185,721)	(493,072)	(147,414)	(42,407)	(620,755)	(1,655,339)	(221,800)	(201,425)	(507,191)	(2,489,600)

Units Outstanding at December 31, 2011	850,400	1,302,170	256,020	233,399	2,218,086	8,846,932	1,089,975	582,500	2,094,482	3,099,309

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio
Operations
Net investment income (loss)	$(579,632)	$(38,639)	$(242,860)	$(92,385)	$(270,883)	$(362,676)	$2,671,585	$(36,754)	$2,573,396	$(51,917)
Net realized gain (loss) on investments	(1,467,707)	(700,254)	155,968	898,161	1,398,753	3,959,714	618,631	(58,952)	1,205,448	106,414
Net change in unrealized appreciation
(depreciation) on investments	(7,092,780)	173,810	(2,706,797)	(2,853,575)	(8,309,173)	1,816,291	1,798,849	37,466	(2,400,116)	(493,446)
Net increase (decrease) in net assets
from operations	(9,140,119)	(565,083)	(2,793,689)	(2,047,799)	(7,181,303)	5,413,329	5,089,065	(58,240)	1,378,728	(438,949)

Contract transactions 1
Purchase payments (Note 4)	1,642,446	1,713,625	6,657,149	1,942,966	6,732,945	19,255,097	44,664,632	5,247,091	11,520,272	1,265,373
Surrenders and terminations	(2,280,646)	(662,668)	(1,259,745)	(283,587)	(635,739)	(3,482,823)	(11,964,074)	(31,387)	(2,772,506)	(91,438)
Transfers between portfolios	7,148,859	(964,815)	1,610,432	(999,110)	(850,918)	9,640,694	(765,468)	673,986	1,943,688	120,769
Net annuitization transactions	(4,483)	-	-	-	-	(12,228)	(1,106)	-	-	-
Policyholder charges (Note 3)	(60,718)	(32,794)	(135,121)	(54,656)	(160,710)	(467,079)	(1,327,791)	(23,863)	(249,200)	(34,330)
Net increase (decrease) in net assets from
contract transactions	6,445,458	53,348	6,872,715	605,613	5,085,578	24,933,661	30,606,193	5,865,827	10,442,254	1,260,374

Net increase (decrease) in net assets	(2,694,661)	(511,735)	4,079,026	(1,442,186)	(2,095,725)	30,346,990	35,695,258	5,807,587	11,820,982	821,425

Net assets beginning of period	31,853,672	11,904,511	21,461,730	9,192,808	21,617,761	45,867,748	155,395,705	-	38,138,201	2,878,712

Net assets end of period	$29,159,011	$11,392,776	$25,540,756	$7,750,622	$19,522,036	$76,214,738	$191,090,963	$5,807,587	$49,959,183	$3,700,137

1 Contract unit transactions
Units Outstanding at December 31, 2010	2,563,555	1,069,134	1,569,805	975,198	2,520,101	3,628,265	8,811,512	-	2,558,222	276,200

Units Issued	1,129,731	221,986	739,264	437,901	1,470,853	2,607,961	3,445,033	790,659	1,921,908	266,254
Units Redeemed	(603,956)	(211,441)	(249,619)	(353,379)	(783,506)	(758,222)	(1,831,609)	(204,600)	(1,248,938)	(152,872)

Units Outstanding at December 31, 2011	3,089,330	1,079,679	2,059,450	1,059,720	3,207,448	5,478,004	10,424,936	586,059	3,231,192	389,582

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio
Operations
Net investment income (loss)	$(37,328)	$(19,295)	$810,483	$1,606,336	$(51,628)	$51,137	$(51,757)	$(799,788)	$649,250	$(1,647,932)
Net realized gain (loss) on investments	313,086	121,165	413,338	2,800,548	960,225	1,036,145	378,372	1,871,139	2,296,866	3,623,215
Net change in unrealized appreciation
(depreciation) on investments	(543,059)	(348,137)	(4,471,121)	(2,490,691)	(706,741)	816,192	(1,541,317)	(6,625,446)	(1,582,996)	(11,928,207)
Net increase (decrease) in net assets
from operations	(267,301)	(246,267)	(3,247,300)	1,916,193	201,856	1,903,474	(1,214,702)	(5,554,095)	1,363,120	(9,952,924)

Contract transactions 1
Purchase payments (Note 4)	907,970	596,528	3,734,797	9,531,039	756,489	8,058,709	2,629,962	11,525,292	24,360,606	40,116,321
Surrenders and terminations	(63,450)	(509,086)	(586,448)	(1,950,017)	(216,659)	(617,998)	(430,434)	(8,684,852)	(7,848,230)	(11,517,781)
Transfers between portfolios	(40,709)	(1,068,838)	3,636,473	(2,806,666)	(2,077,751)	7,421,151	10,287,726	1,609,750	442,788	(1,871,343)
Net annuitization transactions	-	-	-	-	-	-	-	(4,861)	-	-
Policyholder charges (Note 3)	(28,371)	(21,099)	(91,627)	(209,674)	(18,014)	(174,267)	(43,235)	(372,227)	(722,035)	(954,427)
Net increase (decrease) in net assets from
contract transactions	775,440	(1,002,495)	6,693,195	4,564,682	(1,555,935)	14,687,595	12,444,019	4,073,102	16,233,129	25,772,770

Net increase (decrease) in net assets	508,139	(1,248,762)	3,445,895	6,480,875	(1,354,079)	16,591,069	11,229,317	(1,480,993)	17,596,249	15,819,846

Net assets beginning of period	2,589,196	5,414,150	5,977,442	46,655,478	5,117,229	11,456,915	4,508,146	69,459,420	88,158,503	168,908,532

Net assets end of period	$3,097,335	$4,165,388	$9,423,337	$53,136,353	$3,763,150	$28,047,984	$15,737,463	$67,978,427	$105,754,752	$184,728,378

1 Contract unit transactions
Units Outstanding at December 31, 2010	249,923	394,928	587,609	4,471,298	474,282	1,136,030	414,392	4,957,226	7,440,699	11,485,332

Units Issued	204,566	96,795	1,474,031	1,571,797	492,360	2,077,503	1,718,789	2,897,829	2,830,046	4,041,597
Units Redeemed	(124,646)	(171,640)	(911,400)	(1,158,157)	(648,372)	(697,985)	(753,841)	(2,728,757)	(1,485,610)	(2,423,113)

Units Outstanding at December 31, 2011	329,843	320,083	1,150,240	4,884,938	318,270	2,515,548	1,379,340	5,126,298	8,785,135	13,103,816

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Operations
Net investment income (loss)	$567,368	$88,258	$(8,985)	$(979,195)	$(1,159,432)	$(61,918)	$(51,839)	$(248,252)	$(584,033)	$(121,941)
Net realized gain (loss) on investments	3,142,139	6,908,538	95,491	1,924,263	9,252,257	(1,235)	(66,621)	914,609	324	360,193
Net change in unrealized appreciation
(depreciation) on investments	(5,661,360)	(15,182,441)	(367,102)	(3,379,476)	(10,850,935)	(1,436)	(1,266,310)	332,819	-	(1,137,830)
Net increase (decrease) in net assets
from operations	(1,951,853)	(8,185,645)	(280,596)	(2,434,408)	(2,758,110)	(64,589)	(1,384,770)	999,176	(583,709)	(899,578)

Contract transactions 1
Purchase payments (Note 4)	45,817,231	64,141,307	1,032,915	13,458,483	14,974,889	6,514,391	6,042,973	22,027,862	43,625,361	4,848,995
Surrenders and terminations	(9,457,762)	(14,501,478)	(50,039)	(4,318,191)	(4,284,209)	(1,173,668)	(2,583,889)	(3,672,215)	(10,664,313)	(1,132,734)
Transfers between portfolios	3,467,800	7,040,293	391,433	5,491,525	(570,000)	1,091,963	2,559,882	2,159,090	(16,551,079)	890,164
Net annuitization transactions	(55,499)	(127,547)	-	-	(2,438)	-	-	(18,745)	-	(1,197)
Policyholder charges (Note 3)	(1,238,496)	(1,622,100)	(25,214)	(344,413)	(343,142)	(137,336)	(135,529)	(552,670)	(275,251)	(111,174)
Net increase (decrease) in net assets from
contract transactions	38,533,274	54,930,475	1,349,095	14,287,404	9,775,100	6,295,350	5,883,437	19,943,322	16,134,718	4,494,054

Net increase (decrease) in net assets	36,581,421	46,744,830	1,068,499	11,852,996	7,016,990	6,230,761	4,498,667	20,942,498	15,551,009	3,594,476

Net assets beginning of period	146,451,063	210,716,117	1,932,912	54,173,715	68,198,227	13,770,108	30,599,249	56,078,412	25,380,754	19,318,693

Net assets end of period	$183,032,484	$257,460,947	$3,001,411	$66,026,711	$75,215,217	$20,000,869	$35,097,916	$77,020,910	$40,931,763	$22,913,169

1 Contract unit transactions
Units Outstanding at December 31, 2010	11,837,377	14,293,300	199,339	2,000,459	1,490,061	1,319,661	2,125,744	2,044,650	2,031,293	984,256

Units Issued	4,626,555	5,529,822	226,121	997,210	555,733	1,275,636	1,005,550	1,006,321	9,590,935	404,002
Units Redeemed	(1,582,031)	(1,952,833)	(93,619)	(546,558)	(370,167)	(676,930)	(608,604)	(312,014)	(8,282,215)	(179,565)

Units Outstanding at December 31, 2011	14,881,901	17,870,289	331,841	2,451,111	1,675,627	1,918,367	2,522,690	2,738,957	3,340,013	1,208,693

See notes to the financial statements.

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997.  The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contains one hundred thirty-six (136) sub-accounts (“Portfolios”) as of December 31, 2012.  These Portfolios each invest in the following mutual funds (collectively, the “Funds”):

Curian Variable Series Trust
Curian Dynamic Risk Advantage – Aggressive Fund	Curian Guidance – Moderate Growth Fund(1)	Curian/FAMCO Flex Core Covered Call Fund
Curian Dynamic Risk Advantage – Diversified Fund	Curian Guidance – Rising Income Fund(1)	Curian/Franklin Templeton Frontier Markets Fund
Curian Dynamic Risk Advantage – Income Fund	Curian Guidance – Tactical Maximum Growth Fund(1)	Curian/Franklin Templeton Natural Resources Fund
Curian Guidance – Balanced Income Fund(1)	Curian Guidance – Tactical Moderate Growth Fund(1)	Curian/Neuberger Berman Currency Fund
Curian Guidance – Equity 100 Fund(1)	Curian Tactical Advantage 35 Fund	Curian/Nicholas Convertible Arbitrage Fund
Curian Guidance – Fixed Income 100 Fund(1)	Curian Tactical Advantage 60 Fund	Curian/PIMCO Credit Income Fund
Curian Guidance – Institutional Alt 65 Fund(1)	Curian Tactical Advantage 75 Fund	Curian/PineBridge Merger Arbitrage Fund
Curian Guidance – Institutional Alt 100 Fund(1)	Curian/American Funds Growth Fund	Curian/The Boston Company Equity Income Fund
Curian Guidance – Maximize Income Fund(1)	Curian/DFA U.S. Micro Cap Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Curian Guidance – Maximum Growth Fund(1)	Curian/Epoch Global Shareholder Yield Fund	Curian/Van Eck International Gold Fund

JNL Series Trust
JNL Disciplined Growth Fund(1)	JNL/Brookfield Global Infrastructure Fund	JNL/Invesco Global Real Estate Fund
JNL Disciplined Moderate Fund(1)	JNL/Capital Guardian Global Balanced Fund	JNL/Invesco International Growth Fund
JNL Disciplined Moderate Growth Fund(1)	JNL/Capital Guardian Global Diversified Research Fund	JNL/Invesco Large Cap Growth Fund
JNL Institutional Alt 20 Fund(1)	JNL/DFA U.S. Core Equity Fund	JNL/Invesco Small Cap Growth Fund
JNL Institutional Alt 35 Fund(1)	JNL/Eagle SmallCap Equity Fund	JNL/Ivy Asset Strategy Fund
JNL Institutional Alt 50 Fund(1)	JNL/Eastspring Investments Asia ex-Japan Fund(1)	JNL/JPMorgan International Value Fund
JNL Institutional Alt 65 Fund(1) (2)	JNL/Eastspring Investments China-India Fund(1)	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds Balanced Allocation Fund(1)	JNL/Franklin Templeton Founding Strategy Fund(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Lazard Emerging Markets Fund
JNL/American Funds Global Bond Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Lazard Mid Cap Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Franklin Templeton Income Fund	JNL/M&G Global Basics Fund(1)
JNL/American Funds Growth Allocation Fund(1)	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/M&G Global Leaders Fund(1)
JNL/American Funds Growth-Income Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/MCM 10 x 10 Fund(1) (3)
JNL/American Funds International Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/MCM Bond Index Fund(3)
JNL/American Funds New World Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Fund(3)
JNL/AQR Managed Futures Strategy Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/MCM Emerging Markets Index Fund(3)
JNL/BlackRock Commodity Securities Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/MCM European 30 Fund(3)
JNL/BlackRock Global Allocation Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/MCM Global Alpha Fund(3)

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 – Organization (continued)

JNL Series Trust (continued)
JNL/MCM Index 5 Fund(1) (3)	JNL/PPM America High Yield Bond Fund(1)	JNL/S&P Managed Moderate Fund
JNL/MCM International Index Fund(3)	JNL/PPM America Mid Cap Value Fund(1)	JNL/S&P Managed Moderate Growth Fund
JNL/MCM Pacific Rim 30 Fund(3)	JNL/PPM America Small Cap Value Fund(1)	JNL/S&P Total Yield Fund
JNL/MCM S&P 400 MidCap Index Fund(3)	JNL/PPM America Value Equity Fund(1)	JNL/T. Rowe Price Established Growth Fund
JNL/MCM S&P 500 Index Fund(3)	JNL/Red Rocks Listed Private Equity Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM Small Cap Index Fund(3)	JNL/S&P 4 Fund(1)	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/T. Rowe Price Value Fund
JNL/Neuberger Berman Strategic Income Fund	JNL/S&P Dividend Income & Growth Fund	JNL/UBS Large Cap Select Growth Fund
JNL/Oppenheimer Global Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/WMC Balanced Fund
JNL/PIMCO Real Return Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/WMC Money Market Fund
JNL/PIMCO Total Return Bond Fund	JNL/S&P Managed Conservative Fund	JNL/WMC Value Fund
JNL/PPM America Floating Rate Income Fund(1)	JNL/S&P Managed Growth Fund

JNL Variable Fund LLC
JNL/MCM 25 Fund(3)	JNL/MCM JNL 5 Fund(3)	JNL/MCM S&P® SMid 60 Fund(3)
JNL/MCM Communications Sector Fund(3)	JNL/MCM JNL Optimized 5 Fund(3)	JNL/MCM Select Small-Cap Fund(3)
JNL/MCM Consumer Brands Sector Fund(3)	JNL/MCM Nasdaq® 25 Fund(3)	JNL/MCM Technology Sector Fund(3)
JNL/MCM Dow SM Dividend Fund(3)	JNL/MCM NYSE® International 25 Fund(3)	JNL/MCM Value Line® 30 Fund(3)
JNL/MCM Financial Sector Fund(3)	JNL/MCM Oil & Gas Sector Fund(3)	JNL/MCM VIP Fund(3)
JNL/MCM Healthcare Sector Fund(3)	JNL/MCM S&P® 24 Fund(3)

Jackson National Asset Management, LLC serves as investment adviser for the Funds comprising the JNL Series Trust and the JNL Variable Fund LLC, Curian Capital, LLC serves as investment adviser for the Funds comprising the Curian Variable Series Trust, both are wholly-owned subsidiaries of Jackson and receive fees for their services from each Fund.

During the year ended December 31, 2012, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/UBS Large Cap Select Growth Fund(4)	April 30, 2012
JNL/Eagle Core Equity Fund	JNL/DFA U.S. Core Equity Fund(4)	April 30, 2012
JNL/PAM Asia ex-Japan Fund	JNL/Eastspring Investments Asia ex-Japan Fund(5)	April 30, 2012
JNL/PAM China-India Fund	JNL/Eastspring Investments China-India Fund(5)	April 30, 2012

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 – Organization (continued)

(1) These Funds are sub-advised by affiliates of Jackson.

(2) JNL Institutional Alt 65 Fund is closed to new investors.

(3) MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

(4) These name changes are due to changes in sub-adviser.

(5) These name changes are due to company rebranding.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s Portfolios’ investments in the corresponding Funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Portfolios of the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Portfolios of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 2 – Significant Accounting Policies (continued)

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments in the Funds under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Separate Account’s Portfolios’ own assumptions in determining the fair value of the investments in the respective Funds.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2012, all of the Separate Account’s Portfolios’ investments in each of the corresponding Funds are valued as a practical expedient at their daily reported NAVs. Therefore, all investments in Funds have been categorized as Level 1.  The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of the Separate Account’s Portfolios’ investments in the corresponding Funds.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”

In May 2011 FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable or Level 3 valuation inputs.

For the year ended December 31, 2012, there were no transfers between Level 1 and Level 2 securities.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.   For the years ended December 31, 2012 and 2011, contract maintenance charges were assessed in the amount of $289,209 and $294,711, respectively.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the Portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs.  This charge will be deducted from the amount transferred prior to the allocation to a different Portfolio.  For the years ended December 31, 2012 and 2011, transfer charges were assessed in the amount of $3,750 and $365, respectively.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2012 and 2011, surrender charges were assessed in the amount of $1,383,479 and $1,443,418, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.90%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge.  If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% - 0.72%, depending on product, of the Death Benefit base.  The charge will be deducted each contract quarter from the contract value by redeeming units.

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% - 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Optional Benefit Charges

Contract Enhancement Charge.  If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the Portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% - 0.65%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner’s allocations to the Portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.55% on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes will not exceed 2.0%.  Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,867,632 and $3,219,770 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2012 and 2011, respectively.  These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2012, cost of purchases and proceeds from sales of the Portfolios’ investments in the corresponding Funds are as follows:

Curian Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
Curian Dynamic Risk Advantage – Aggressive Fund	$977,608	$20,704	Curian Tactical Advantage 60 Fund	$1,437,326	$19,987
Curian Dynamic Risk Advantage – Diversified Fund	2,552,542	29,892	Curian Tactical Advantage 75 Fund	1,370,750	570,595
Curian Dynamic Risk Advantage – Income Fund	2,491,555	15,609	Curian/American Funds Growth Fund	436,523	7,443
Curian Guidance – Balanced Income Fund	2,420,663	9,908	Curian/DFA U.S. Micro Cap Fund	13,050	14
Curian Guidance – Equity 100 Fund	312,217	24,919	Curian/Epoch Global Shareholder Yield Fund	141,060	193
Curian Guidance – Fixed Income 100 Fund	278,322	787	Curian/FAMCO Flex Core Covered Call Fund	1,148,077	37,045
Curian Guidance – Institutional Alt 65 Fund	2,549,106	23,054	Curian/Franklin Templeton Frontier Markets Fund	500	-
Curian Guidance – Institutional Alt 100 Fund	6,272,251	116,347	Curian/Franklin Templeton Natural Resources Fund	544,678	72,997
Curian Guidance – Maximize Income Fund	790,707	13,997	Curian/Neuberger Berman Currency Fund	192,673	8,828
Curian Guidance – Maximum Growth Fund	880,878	23,624	Curian/Nicholas Convertible Arbitrage Fund	1,229,620	138,738
Curian Guidance – Moderate Growth Fund	4,445,756	239,622	Curian/PIMCO Credit Income Fund	693,018	61,936
Curian Guidance – Rising Income Fund	1,428,978	4,743	Curian/PineBridge Merger Arbitrage Fund	2,434,223	180,152
Curian Guidance – Tactical Maximum Growth Fund	1,431,095	27,973	Curian/TBC Equity Income Fund*	250,906	697
Curian Guidance – Tactical Moderate Growth Fund	4,516,468	21,294	Curian/TBC Multi-Alpha Market Neutral Equity Fund*	968,869	140,914
Curian Tactical Advantage 35 Fund	1,454,291	70,512	Curian/Van Eck International Gold Fund	226,669	29,380

* TBC denotes the sub-adviser The Boston Company throughout footnote 5.

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Disciplined Growth Fund	$5,364,265	$2,590,375	JNL/American Funds New World Fund	$9,373,843	$3,651,129
JNL Disciplined Moderate Fund	17,656,157	6,402,962	JNL/AQR Managed Futures Strategy Fund	1,792,767	215,858
JNL Disciplined Moderate Growth Fund	19,184,995	6,038,634	JNL/BlackRock Commodity Securities Fund	16,441,560	13,242,887
JNL Institutional Alt 20 Fund	22,533,461	6,234,978	JNL/BlackRock Global Allocation Fund	55,383,166	11,107,612
JNL Institutional Alt 35 Fund	28,660,366	6,113,766	JNL/Brookfield Global Infrastructure Fund	5,358,979	1,267,772
JNL Institutional Alt 50 Fund	41,204,693	8,868,305	JNL/Capital Guardian Global Balanced Fund	3,752,903	3,967,310
JNL Institutional Alt 65 Fund	6,275,887	9,032,610	JNL/Capital Guardian Global Diversified Research Fund	2,191,747	2,649,224
JNL/American Funds Balanced Allocation Fund	5,959,556	432,230	JNL/DFA U.S. Core Equity Fund	2,873,003	2,365,011
JNL/American Funds Blue Chip Income and Growth Fund	19,084,295	5,940,007	JNL/Eagle SmallCap Equity Fund	16,656,285	14,191,112
JNL/American Funds Global Bond Fund	9,105,638	5,263,923	JNL/Eastspring Investments Asia ex-Japan Fund	6,060,808	3,603,445
JNL/American Funds Global Small Capitalization Fund	4,879,294	1,753,306	JNL/Eastspring Investments China-India Fund	9,341,791	7,214,254
JNL/American Funds Growth Allocation Fund	4,298,307	198,788	JNL/Franklin Templeton Founding Strategy Fund	13,597,870	11,668,726
JNL/American Funds Growth-Income Fund	20,258,798	7,537,688	JNL/Franklin Templeton Global Growth Fund	4,722,669	3,523,347
JNL/American Funds International Fund	9,298,906	4,467,559	JNL/Franklin Templeton Global Multisector Bond Fund	12,436,088	2,051,737

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/Franklin Templeton Income Fund	$30,223,873	$16,907,679	JNL/MCM Small Cap Index Fund	$10,061,769	$7,737,272
JNL/Franklin Templeton International Small Cap Growth Fund	4,042,394	1,831,017	JNL/Morgan Stanley Mid Cap Growth Fund	732,433	51,128
JNL/Franklin Templeton Mutual Shares Fund	7,926,927	4,679,846	JNL/Neuberger Berman Strategic Income Fund	3,684,829	95,724
JNL/Franklin Templeton Small Cap Value Fund	7,004,479	3,726,746	JNL/Oppenheimer Global Growth Fund	7,249,888	5,729,376
JNL/Goldman Sachs Core Plus Bond Fund	23,843,881	12,608,307	JNL/PIMCO Real Return Fund	61,214,900	25,105,083
JNL/Goldman Sachs Emerging Markets Debt Fund	2,068,524	4,368,384	JNL/PIMCO Total Return Bond Fund	124,278,350	63,267,165
JNL/Goldman Sachs Mid Cap Value Fund	8,311,500	7,925,542	JNL/PPM America Floating Rate Income Fund	10,366,016	2,368,918
JNL/Goldman Sachs U.S. Equity Flex Fund	2,027,340	1,546,260	JNL/PPM America High Yield Bond Fund	36,977,162	20,975,008
JNL/Invesco Global Real Estate Fund	22,539,597	12,075,341	JNL/PPM America Mid Cap Value Fund	7,636,744	6,171,750
JNL/Invesco International Growth Fund	6,354,083	4,337,589	JNL/PPM America Small Cap Value Fund	2,120,927	1,143,475
JNL/Invesco Large Cap Growth Fund	7,701,744	4,367,358	JNL/PPM America Value Equity Fund	1,431,374	1,198,944
JNL/Invesco Small Cap Growth Fund	10,925,541	8,334,149	JNL/Red Rocks Listed Private Equity Fund	2,298,661	1,880,455
JNL/Ivy Asset Strategy Fund	29,244,798	11,315,401	JNL/S&P 4 Fund	21,269,557	12,606,903
JNL/JPMorgan International Value Fund	6,338,637	3,994,607	JNL/S&P Competitive Advantage Fund	15,837,219	6,578,755
JNL/JPMorgan MidCap Growth Fund	7,850,694	13,156,673	JNL/S&P Dividend Income & Growth Fund	47,873,882	22,677,558
JNL/JPMorgan U.S. Government & Quality Bond Fund	22,512,239	16,521,452	JNL/S&P Intrinsic Value Fund	9,520,873	13,079,572
JNL/Lazard Emerging Markets Fund	4,558,827	7,289,483	JNL/S&P Managed Aggressive Growth Fund	30,682,556	31,096,117
JNL/Lazard Mid Cap Equity Fund	4,389,240	3,582,720	JNL/S&P Managed Conservative Fund	53,392,204	18,038,067
JNL/M&G Global Basics Fund	1,748,275	720,234	JNL/S&P Managed Growth Fund	54,299,894	37,984,912
JNL/M&G Global Leaders Fund	1,564,375	1,237,735	JNL/S&P Managed Moderate Fund	81,552,281	38,983,466
JNL/MCM 10 x 10 Fund	4,101,423	3,946,612	JNL/S&P Managed Moderate Growth Fund	96,421,475	50,591,802
JNL/MCM Bond Index Fund	12,499,361	7,906,795	JNL/S&P Total Yield Fund	$2,585,475	$769,214
JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Fund	532,106	117,913	JNL/T. Rowe Price Established Growth Fund	40,535,399	18,679,489
JNL/MCM Emerging Markets Index Fund	17,113,664	9,222,598	JNL/T. Rowe Price Mid-Cap Growth Fund	37,651,537	23,116,266
JNL/MCM European 30 Fund	864,315	544,047	JNL/T. Rowe Price Short-Term Bond Fund	28,750,072	17,758,525
JNL/MCM Global Alpha Fund	1,049,821	612,430	JNL/T. Rowe Price Value Fund	16,835,989	11,019,897
JNL/MCM Index 5 Fund	9,568,187	6,051,811	JNL/UBS Large Cap Select Growth Fund	5,967,819	3,997,691
JNL/MCM International Index Fund	9,264,021	9,035,223	JNL/WMC Balanced Fund	28,847,867	13,775,681
JNL/MCM Pacific Rim 30 Fund	1,265,833	668,081	JNL/WMC Money Market Fund	75,775,738	71,681,828
JNL/MCM S&P 400 MidCap Index Fund	12,562,030	11,850,311	JNL/WMC Value Fund	7,762,547	5,297,576
JNL/MCM S&P 500 Index Fund	54,395,800	37,782,827

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$15,450,318	$8,630,798	JNL/MCM NYSE® International 25 Fund	$1,766,124	$1,645,935
JNL/MCM Communications Sector Fund	7,528,848	4,083,312	JNL/MCM Oil & Gas Sector Fund	17,890,420	13,035,925
JNL/MCM Consumer Brands Sector Fund	9,179,679	2,874,610	JNL/MCM S&P® 24 Fund	791,864	816,002
JNL/MCM Dow SM Dividend Fund	13,677,325	7,948,341	JNL/MCM S&P® SMid 60 Fund	2,740,677	7,761,776
JNL/MCM Financial Sector Fund	12,006,821	5,313,531	JNL/MCM Select Small-Cap Fund	2,743,935	2,716,793
JNL/MCM Healthcare Sector Fund	11,704,835	5,906,128	JNL/MCM Technology Sector Fund	31,953,659	19,409,230
JNL/MCM JNL 5 Fund	31,635,869	58,842,753	JNL/MCM Value Line® 30 Fund	4,298,659	12,351,814
JNL/MCM JNL Optimized 5 Fund	4,756,994	6,941,228	JNL/MCM VIP Fund	2,753,690	2,554,246
JNL/MCM Nasdaq® 25 Fund	10,131,030	3,762,833

Note 6 – Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements were available to be issued, and concluded there were no events that would require additional financial statement disclosure and/or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2012, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Portfolio data.  Unit values for Portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Portfolio of the Separate Account.

	Curian Dynamic		Curian Dynamic		Curian Dynamic		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -
	Risk Advantage -		Risk Advantage -		Risk Advantage -		Balanced		Equity		Fixed		Institutional		Institutional		Maximize		Maximum
	Aggressive		Diversified		Income		Income		100		100		Alt 100		Alt 65		Income		Growth
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.433310		$9.989137		$10.254443		$10.412254		$10.280677		$10.041492		$10.115590		$10.323284		$10.501299		$10.263934
Total Return *	-4.51	%***	0.39	%***	2.45	%***	3.86	%***	3.38	%***	-0.11	%***	3.27	%***	4.12	%***	4.19	%***	2.16	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic		Curian Dynamic		Curian Dynamic		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -
	Risk Advantage -		Risk Advantage -		Risk Advantage -		Balanced		Equity		Fixed		Institutional		Institutional		Maximize		Maximum
	Aggressive		Diversified		Income		Income		100		100		Alt 100		Alt 65		Income		Growth
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.454752		$10.011633		$10.277535		$10.435657		$10.288426		$10.049233		$10.138417		$10.346523		$10.524862		$10.287058
Total Return *	-5.60	%***	-0.15	%***	5.00	%***	0.76	%***	6.81	%***	0.31	%***	2.29	%***	5.79	%***	1.45	%***	0.28	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic	Curian Dynamic	Curian Dynamic	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -
	Risk Advantage -	Risk Advantage -	Risk Advantage -	Balanced	Equity	Fixed	Institutional	Institutional	Maximize	Maximum
	Aggressive	Diversified	Income	Income	100	100	Alt 100	Alt 65	Income	Growth
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$941	$2,515	$2,504	$2,455	$292	$278	$6,324	$2,615	$797	$890
Units Outstanding (in thousands)	100	251	244	235	28	28	624	253	76	87
Investment Income Ratio *	0.00%	0.00%	2.72%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian		Curian		Curian		Curian/		Curian/		Curian/Epoch
	Moderate		Rising		Tactical		Tactical		Tactical		Tactical		Tactical		American Funds		DFA U.S.		Global Shareholder
	Growth		Income		Maximum Growth		Moderate Growth		Advantage 35		Advantage 60		Advantage 75		Growth		Micro Cap		Yield
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(a)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.412243		$10.372682		$10.145070		$10.224384		$10.323518		$10.413985		$10.508894		$10.560607		$10.071412		$10.609000
Total Return *	3.08	%***	6.99	%***	0.44	%***	2.23	%***	5.41	%***	2.70	%***	5.47	%***	2.78	%***	3.58	%***	1.28	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.10%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian		Curian		Curian		Curian/		Curian/		Curian/Epoch
	Moderate		Rising		Tactical		Tactical		Tactical		Tactical		Tactical		American Funds		DFA U.S.		Global Shareholder
	Growth		Income		Maximum Growth		Moderate Growth		Advantage 35		Advantage 60		Advantage 75		Growth		Micro Cap		Yield
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(a)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.435693		$10.396091		$10.168140		$10.247414		$10.346749		$10.437409		$10.532592		$10.584333		$10.079057		$10.618625
Total Return *	3.72	%***	3.77	%***	5.54	%***	2.21	%***	3.79	%***	5.42	%***	0.75	%***	7.76	%***	6.20	%***	1.47	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian	Curian	Curian	Curian/	Curian/	Curian/Epoch
	Moderate	Rising	Tactical	Tactical	Tactical	Tactical	Tactical	American Funds	DFA U.S.	Global Shareholder
	Growth	Income	Maximum Growth	Moderate Growth	Advantage 35	Advantage 60	Advantage 75	Growth	Micro Cap	Yield
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(a)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$4,377	$1,463	$1,446	$4,623	$1,394	$1,451	$801	$445	$14	$141
Units Outstanding (in thousands)	420	141	142	452	135	139	76	42	1	13
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	2.89%	2.05%	1.53%	0.00%	0.00%	4.29%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)		Curian/Franklin Templeton Frontier Markets Portfolio(b)		Curian/Franklin Templeton Natural Resources Portfolio(a)		Curian/ Neuberger Berman Currency Portfolio(b)		Curian/Nicholas Convertible Arbitrage Portfolio(a)		Curian/ PIMCO Credit Income Portfolio(a)		Curian/ Pinebridge Merger Arbitrage Portfolio(a)		Curian/The Boston Company Equity Income Portfolio(a)		Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)		Curian/ Van Eck International Gold Portfolio(b)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.169153		$10.408022		$8.760110		$10.061422		$10.145372		$10.549023		$9.966882		$10.727021		$10.056181		$8.985544
Total Return *	0.34	%***	1.64	%***	-3.74	%***	0.77	%***	1.88	%***	4.88	%***	-0.02	%***	11.78	%***	-1.87	%***	-15.10	%***
Ratio of Expenses **	1.25%		1.00%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less  expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)		Curian/Franklin Templeton Frontier Markets Portfolio(b)		Curian/Franklin Templeton Natural Resources Portfolio(a)		Curian/ Neuberger Berman Currency Portfolio(b)		Curian/Nicholas Convertible Arbitrage Portfolio(a)		Curian/ PIMCO Credit Income Portfolio(a)		Curian/ Pinebridge Merger Arbitrage Portfolio(a)		Curian/The Boston Company Equity Income Portfolio(a)		Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)		Curian/ Van Eck International Gold Portfolio(b)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.191700		$10.408022		$8.791537		$10.069089		$10.182201		$10.572784		$10.003438		$10.751499		$10.092394		$8.992422
Total Return *	-1.03	%***	0.86	%***	14.55	%***	-0.70	%***	3.40	%***	3.46	%***	0.26	%***	15.43	%***	-0.44	%***	-12.71	%***
Ratio of Expenses **	1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)	Curian/Franklin Templeton Frontier Markets Portfolio(b)	Curian/Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)
Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$1,104	$1	$474	$184	$1,101	$640	$2,266	$258	$822	$182
Units Outstanding (in thousands)	108	0	54	18	108	61	227	24	82	20
Investment Income Ratio *	2.91%	0.00%	1.42%	0.00%	0.00%	1.92%	0.00%	2.90%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to  0.00% even though the Portfolio received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio		JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)		JNL Institutional Alt 35 Portfolio(a)		JNL Institutional Alt 50 Portfolio(a)		JNL Institutional Alt 65 Portfolio(a)		JNL/American Funds Balanced Allocation Portfolio(c)		JNL/American Funds Blue Chip Income and Growth Portfolio(b)		JNL/American Funds Global Bond Portfolio(b)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$8.720397		$10.140190	$9.467785	$14.163042		$14.789750		$14.979408		$15.432167		$10.260003		$10.900227		$10.698246
Total Return *	11.68%		10.42%	11.43%	6.71	%***	8.62%		8.07%		8.14%		8.40	%***	10.67%		2.82%
Ratio of Expenses **	2.56%		2.57%	2.46%	2.56%		2.46%		2.56%		2.56%		2.31%		2.46%		2.81%

Period ended December 31, 2011

Unit Value	$7.808324		$9.183228	$8.496595	$13.107121		$13.616571		$13.861468		$14.270232		n/a		$9.849416		$10.404360
Total Return *	5.91	%***	-1.83%	-3.27%	-4.94%		-8.03	%***	-7.05%		-7.82%		n/a		-3.64%		1.44%
Ratio of Expenses **	2.56%		2.57%	2.46%	2.47%		2.46%		2.56%		2.56%		n/a		2.46%		2.81%

Period ended December 31, 2010

Unit Value	$8.303223		$9.354633	$8.783516	$13.787812		$14.530009		$14.913342		$15.480283		n/a		$10.221876		$10.257107
Total Return *	10.00%		8.28%	10.54%	6.99	%***	13.85	%***	14.50	%***	15.60	%***	n/a		2.98	%***	-2.81	%***
Ratio of Expenses **	2.46%		2.57%	2.46%	2.47%		2.37%		2.56%		2.56%		n/a		2.46%		2.81%

Period ended December 31, 2009

Unit Value	$7.548666		$8.639117	$7.946322	$12.511871		$13.013149		$13.337478		$13.718944		n/a		n/a		n/a
Total Return *	22.34%		15.66%	19.79%	-0.03	%***	0.04	%***	0.11	%***	22.37	%***	n/a		n/a		n/a
Ratio of Expenses **	2.46%		2.57%	2.46%	2.345%		2.345%		2.345%		2.46%		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	$6.170041		$7.469150	$6.633553	n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-40.69%		-28.46%	-36.35%	n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	2.46%		2.57%	2.46%	n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio		JNL Disciplined Moderate Portfolio		JNL Disciplined Moderate Growth Portfolio		JNL Institutional Alt 20 Portfolio(a)		JNL Institutional Alt 35 Portfolio(a)		JNL Institutional Alt 50 Portfolio(a)		JNL Institutional Alt 65 Portfolio(a)		JNL/American Funds Balanced Allocation Portfolio(c)		JNL/American Funds Blue Chip Income and Growth Portfolio(b)		JNL/American Funds Global Bond Portfolio(b)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.598504		$11.166780		$10.358582		$14.902370		$15.416154		$15.764688		$16.206761		$10.326225		$11.271931		$11.166907
Total Return *	13.50%		12.23%		13.13%		9.82%		9.83%		9.55%		9.56%		5.95	%***	12.07%		4.50%
Ratio of Expenses **	0.95%		0.95%		0.95%		1.20%		1.35%		1.20%		1.25%		1.35%		1.20%		1.20%

Period ended December 31, 2011

Unit Value	$8.456944		$9.949985		$9.156359		$13.570222		$14.036179		$14.390549		$14.792110		n/a		$10.057527		$10.686235
Total Return *	-4.05%		-0.23	%***	-1.80	%***	-3.73%		-5.10%		-5.76%		-6.60%		n/a		-2.43%		3.08%
Ratio of Expenses **	0.95%		0.95%		0.95%		1.20%		1.35%		1.20%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$8.814252		$9.802583		$9.177843		$14.095348		$14.790255		$15.270726		$15.838026		n/a		$10.307663		$10.367188
Total Return *	11.67%		9.61%		11.77%		11.71%		12.83%		13.53%		14.41%		n/a		5.03	%***	0.99	%***
Ratio of Expenses **	0.95%		1.35%		1.35%		1.20%		1.35%		1.20%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2009

Unit Value	$7.893102		$8.943025		$8.211421		$12.617915		$13.108918		$13.450517		$13.842677		n/a		n/a		n/a
Total Return *	33.84	%***	17.08%		21.13%		4.23	%***	20.14	%***	1.37	%***	2.20	%***	n/a		n/a		n/a
Ratio of Expenses **	0.95%		1.35%		1.35%		1.20%		1.35%		1.20%		1.25%		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	$6.305552		$7.638164		$6.779177		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-40.02%		-27.58%		-35.64%		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.35%		1.35%		1.35%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)	JNL Institutional Alt 35 Portfolio(a)	JNL Institutional Alt 50 Portfolio(a)	JNL Institutional Alt 65 Portfolio(a)	JNL/American Funds Balanced Allocation Portfolio(c)	JNL/American Funds Blue Chip Income and Growth Portfolio(b)	JNL/American Funds Global Bond Portfolio(b)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$17,076	$49,738	$51,479	$57,285	$65,669	$94,136	$42,386	$5,737	$40,132	$20,921
Units Outstanding (in thousands)	1,847	4,626	5,144	3,894	4,299	6,055	2,641	557	3,594	1,893
Investment Income Ratio *	1.18%	1.53%	1.44%	1.64%	1.85%	1.94%	2.42%	0.00%	1.02%	1.98%

Period ended December 31, 2011

Net Assets (in thousands)	$12,883	$35,387	$34,824	$38,069	$40,356	$58,074	$44,014	n/a	$23,678	$16,600
Units Outstanding (in thousands)	1,572	3,672	3,912	2,833	2,891	4,076	3,000	n/a	2,368	1,563
Investment Income Ratio *	1.18%	1.41%	1.10%	1.03%	0.97%	0.86%	0.68%	n/a	0.67%	1.01%

Period ended December 31, 2010

Net Assets (in thousands)	$8,907	$23,777	$24,630	$22,417	$18,229	$32,487	$42,126	n/a	$9,396	$5,707
Units Outstanding (in thousands)	1,036	2,449	2,703	1,601	1,237	2,140	2,675	n/a	914	552
Investment Income Ratio *	1.35%	1.19%	1.28%	0.80%	0.90%	0.84%	1.51%	n/a	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$5,843	$9,460	$11,757	$4,545	$4,543	$10,572	$4,143	n/a	n/a	n/a
Units Outstanding (in thousands)	755	1,067	1,443	361	347	788	300	n/a	n/a	n/a
Investment Income Ratio *	3.62%	3.34%	3.26%	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	$1,078	$2,187	$2,967	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	172	288	440	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	1.63%	1.42%	1.45%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American		JNL/American		JNL/American		JNL/American				JNL/AQR		JNL/BlackRock			JNL/Brookfield		JNL/Capital
	Funds Global		Funds Growth		Funds		Funds		JNL/American		Managed Futures		Commodity	JNL/BlackRock		Global		Guardian Global
	Small Capitalization		Allocation		Growth-Income		International		Funds New		Strategy		Securities	Global Allocation		Infrastructure		Balanced
	Portfolio(a)		Portfolio(e)		Portfolio(a)		Portfolio(a)		World Portfolio(a)		Portfolio(c)		Portfolio	Portfolio(b)		Portfolio(d)		Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.893015		$10.271827		$11.179782		$10.178122		$10.673864		$9.823886		$9.289162	$10.305240		$11.979817		$8.899463
Total Return *	10.28	%***	1.49	%***	14.07%		14.39%		13.45	%***	6.56	%***	-2.26%	6.81%		15.78%		8.60%
Ratio of Expenses **	2.56%		2.42%		2.46%		2.595%		2.56%		1.25%		3.06%	2.56%		2.46%		4.00%

Period ended December 31, 2011

Unit Value	$8.623965		n/a		$9.800553		$8.897912		$9.345775		n/a		$9.503708	$9.648319		$10.347437		$8.194877
Total Return *	-21.38%		n/a		-4.67%		-19.11	%***	-16.38%		n/a		-10.15%	-4.98	%***	0.27	%***	-8.48%
Ratio of Expenses **	2.46%		n/a		2.46%		2.595%		2.46%		n/a		3.06%	2.56%		2.46%		4.00%

Period ended December 31, 2010

Unit Value	$10.969575		n/a		$10.280893		$10.674432		$11.176281		n/a		$10.577556	$10.294555		n/a		$8.954289
Total Return *	1.76	%***	n/a		2.86	%***	4.24	%***	6.16	%***	n/a		13.90%	3.61	%***	n/a		4.74%
Ratio of Expenses **	2.46%		n/a		2.46%		2.46%		2.46%		n/a		3.06%	2.42%		n/a		4.00%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$9.286455	n/a		n/a		$8.549148
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		45.41%	n/a		n/a		17.68%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		3.06%	n/a		n/a		4.00%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$6.386254	n/a		n/a		$7.264910
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		-52.69%	n/a		n/a		-31.10%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		3.06%	n/a		n/a		4.00%

*	Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 29, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American		JNL/American		JNL/American		JNL/American				JNL/AQR		JNL/BlackRock				JNL/Brookfield		JNL/Capital
	Funds Global		Funds Growth		Funds		Funds		JNL/American		Managed Futures		Commodity		JNL/BlackRock		Global		Guardian Global
	Small Capitalization		Allocation		Growth-Income		International		Funds New		Strategy		Securities		Global Allocation		Infrastructure		Balanced
	Portfolio(a)		Portfolio(e)		Portfolio(a)		Portfolio(a)		World Portfolio(a)		Portfolio(c)		Portfolio		Portfolio(b)		Portfolio(d)		Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.258146		$10.346059		$11.622914		$10.563954		$11.067687		$9.876802		$10.595859		$10.668681		$12.184240		$12.609448
Total Return *	16.49%		2.62	%***	-0.19	%***	-1.86%		15.97%		3.82	%***	14.31	%***	0.79	%***	13.75	%***	11.63%
Ratio of Expenses **	1.20%		1.35%		1.00%		1.20%		1.20%		0.85%		0.85%		1.00%		0.85%		1.25%

Period ended December 31, 2011

Unit Value	$8.806076		n/a		$10.007812		$9.106416		$9.543319		n/a		$10.420986		$9.809639		$10.353105		$11.295328
Total Return *	-20.39%		n/a		-3.47%		-15.40%		-15.32%		n/a		-8.47%		-4.97%		1.63	%***	-5.94%
Ratio of Expenses **	1.20%		n/a		1.20%		1.20%		1.20%		n/a		1.20%		1.20%		1.35%		1.25%

Period ended December 31, 2010

Unit Value	$11.061642		n/a		$10.367185		$10.764025		$11.269970		n/a		$11.385308		$10.322473		n/a		$12.008142
Total Return *	3.98	%***	n/a		1.98	%***	12.99	%***	3.10	%***	n/a		16.04%		1.12	%***	n/a		7.66%
Ratio of Expenses **	1.20%		n/a		1.20%		1.20%		1.20%		n/a		1.20%		1.20%		n/a		1.25%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$9.811404		n/a		n/a		$11.153827
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		48.14%		n/a		n/a		20.96%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		1.20%		n/a		n/a		1.25%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$6.622915		n/a		n/a		$9.221201
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		-50.26	%***	n/a		n/a		-29.18%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		1.20%		n/a		n/a		1.25%

*	Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 29, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American	JNL/American	JNL/American	JNL/American		JNL/AQR	JNL/BlackRock		JNL/Brookfield	JNL/Capital
	Funds Global	Funds Growth	Funds	Funds	JNL/American	Managed Futures	Commodity	JNL/BlackRock	Global	Guardian Global
	Small Capitalization	Allocation	Growth-Income	International	Funds New	Strategy	Securities	Global Allocation	Infrastructure	Balanced
	Portfolio(a)	Portfolio(e)	Portfolio(a)	Portfolio(a)	World Portfolio(a)	Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(d)	Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$13,337	$4,260	$48,188	$19,107	$21,332	$1,647	$43,540	$66,293	$4,763	$20,485
Units Outstanding (in thousands)	1,313	413	4,205	1,827	1,948	167	4,294	6,292	393	1,696
Investment Income Ratio *	0.74%	0.00%	0.80%	1.19%	1.07%	0.00%	0.00%	0.00%	0.06%	2.03%

Period ended December 31, 2011

Net Assets (in thousands)	$8,653	n/a	$29,983	$11,987	$13,117	n/a	$40,160	$18,579	$350	$18,675
Units Outstanding (in thousands)	988	n/a	3,012	1,324	1,383	n/a	3,939	1,902	34	1,722
Investment Income Ratio *	0.36%	n/a	0.55%	0.75%	0.63%	n/a	0.62%	0.57%	0.00%	1.08%

Period ended December 31, 2010

Net Assets (in thousands)	$6,409	n/a	$9,854	$4,825	$5,160	n/a	$31,623	$7,298	n/a	$18,133
Units Outstanding (in thousands)	581	n/a	953	449	459	n/a	2,831	708	n/a	1,568
Investment Income Ratio *	0.00%	n/a	0.00%	0.00%	0.00%	n/a	0.32%	0.00%	n/a	1.13%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$28,331	n/a	n/a	$13,985
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	2,934	n/a	n/a	1,299
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.86%	n/a	n/a	2.46%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$17,074	n/a	n/a	$9,625
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	2,612	n/a	n/a	1,077
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.08%	n/a	n/a	1.10%

*	These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 29, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio		JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio		JNL/Eastspring Investments China-India Portfolio		JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)		JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$21.955160		$13.235343	$23.775844	$8.310648		$6.959027		$8.897691	$8.063049	$11.557034		$11.026824	$7.973159
Total Return *	13.65%		9.84%	10.55%	19.19%		20.04%		12.61%	18.53%	8.29	%***	8.81%	23.93%
Ratio of Expenses **	2.92%		3.445%	2.92%	2.77%		2.81%		2.92%	2.92%	2.46%		3.06%	2.645%

Period ended December 31, 2011

Unit Value	$19.319006		$12.050048	$21.507223	$6.972502		$5.797024		$7.901322	$6.802345	$10.050974		$10.134060	$6.433521
Total Return *	-7.25%		-4.19%	-5.11%	-23.34%		-29.88%		-4.19%	-8.78%	0.51	%***	-0.55%	-16.61	%***
Ratio of Expenses **	2.92%		3.445%	2.92%	2.77%		2.81%		2.92%	2.92%	1.82%		3.06%	2.645%

Period ended December 31, 2010

Unit Value	$20.828884		$12.577079	$22.666493	$9.095534		$8.267688		$8.247152	$7.456868	n/a		$10.190111	$7.714890
Total Return *	8.56%		8.07%	31.74%	16.14%		-1.16	%***	7.21%	3.99%	n/a		9.17%	17.40%
Ratio of Expenses **	2.92%		3.45%	2.92%	2.77%		2.81%		2.92%	2.92%	n/a		3.06%	2.645%

Period ended December 31, 2009

Unit Value	$19.186964		$11.638017	$17.205430	$7.831456		$7.278544		$7.692367	$7.171023	n/a		$9.333800	$6.571401
Total Return *	34.25%		29.30%	31.59%	15.78	%***	20.08	%***	26.39%	27.07%	n/a		28.91%	48.61%
Ratio of Expenses **	2.92%		3.45%	2.92%	2.77%		2.77%		2.92%	2.92%	n/a		3.06%	2.645%

Period ended December 31, 2008

Unit Value	$14.291823		$9.000976	$13.075035	$4.752767		$4.118907		$6.086256	$5.643363	n/a		$7.240302	$4.421985
Total Return *	-41.86	%***	-41.10%	-40.06%	-23.20	%***	-47.23	%***	-37.97%	-42.33%	n/a		-31.85%	-55.11%
Ratio of Expenses **	2.92%		3.45%	2.92%	2.67%		2.47%		2.92%	2.92%	n/a		3.06%	2.645%

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio		JNL/DFA U.S. Core Equity Portfolio		JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio		JNL/Eastspring Investments China-India Portfolio		JNL/Franklin Templeton Founding Strategy Portfolio		JNL/Franklin Templeton Global Growth Portfolio		JNL/Franklin Templeton Global Multisector Bond Portfolio(a)		JNL/Franklin Templeton Income Portfolio		JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$29.737379		$19.712406		$31.984710	$9.092134		$7.629376		$9.857235		$8.932659		$11.736107		$12.482631		$8.667349
Total Return *	15.62	%***	1.42	%***	8.78%	6.96	%***	3.02	%***	14.57%		20.60%		3.09	%***	10.86%		17.64	%***
Ratio of Expenses **	1.20%		1.00%		1.10%	1.00%		1.00%		1.20%		1.20%		1.00%		1.20%		1.00%

Period ended December 31, 2011

Unit Value	$25.507270		$17.247755		$28.409569	$7.418200		$6.177716		$8.603731		$7.407117		$10.053056		$11.260011		$6.823433
Total Return *	-5.69%		-1.92%		-3.38%	-22.17%		-28.78%		-6.63	%***	-7.20	%***	0.53	%***	1.31%		-15.40%
Ratio of Expenses **	1.25%		1.10%		1.10%	1.25%		1.25%		1.20%		1.20%		1.40%		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$27.046552		$17.585979		$29.402331	$9.531443		$8.674606		$8.810426		$7.966199		n/a		$11.114211		$8.065387
Total Return *	10.39%		10.63%		34.17%	17.92%		15.47%		9.02%		5.74%		n/a		11.22%		19.11%
Ratio of Expenses **	1.25%		1.10%		1.10%	1.25%		1.25%		1.25%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2009

Unit Value	$24.501862		$15.895750		$21.915024	$8.082935		$7.512174		$8.081629		$7.533953		n/a		$9.992628		$6.771385
Total Return *	36.51%		32.37%		34.00%	1.99	%***	12.28	%***	28.52%		29.21%		n/a		4.97	%***	0.84	%***
Ratio of Expenses **	1.25%		1.10%		1.10%	1.25%		1.25%		1.25%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2008

Unit Value	$17.948440		$12.009007		$16.353961	$4.820984		$4.168903		$6.288338		$5.830781		n/a		$7.598687		$4.484082
Total Return *	-43.20%		-39.70%		-38.96%	-48.71	%***	-46.57	%***	-36.93%		-41.36%		n/a		-30.61%		-54.52%
Ratio of Expenses **	1.25%		1.10%		1.10%	1.35%		1.35%		1.25%		1.25%		n/a		1.25%		1.35%

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**    Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$11,953	$9,008	$46,089	$11,645	$26,375	$71,831	$15,856	$11,176	$85,711	$13,432
Units Outstanding (in thousands)	468	512	1,576	1,320	3,568	7,459	1,813	959	7,036	1,599
Investment Income Ratio *	1.19%	0.89%	0.00%	0.68%	0.78%	2.20%	1.55%	0.34%	4.68%	1.63%

Period ended December 31, 2011

Net Assets (in thousands)	$10,792	$7,533	$38,957	$7,751	$19,522	$61,514	$12,114	$-	$67,216	$8,741
Units Outstanding (in thousands)	491	482	1,490	1,060	3,207	7,295	1,665	-	6,100	1,302
Investment Income Ratio *	0.94%	0.58%	0.00%	0.46%	0.36%	1.48%	0.96%	0.00%	4.18%	1.46%

Period ended December 31, 2010

Net Assets (in thousands)	$11,063	$5,550	$29,936	$9,193	$21,618	$57,185	$9,349	n/a	$53,897	$8,311
Units Outstanding (in thousands)	482	354	1,107	975	2,520	6,588	1,188	n/a	4,941	1,044
Investment Income Ratio *	0.73%	0.32%	0.23%	0.13%	0.00%	3.14%	1.55%	n/a	4.20%	1.29%

Period ended December 31, 2009

Net Assets (in thousands)	$8,855	$4,315	$10,264	$5,941	$16,155	$41,621	$5,832	n/a	$34,693	$5,539
Units Outstanding (in thousands)	446	328	521	741	2,160	5,214	782	n/a	3,531	826
Investment Income Ratio *	1.86%	1.31%	0.00%	0.01%	0.00%	0.07%	2.26%	n/a	7.00%	2.36%

Period ended December 31, 2008

Net Assets (in thousands)	$4,641	$2,152	$4,286	$497	$1,081	$26,679	$3,094	n/a	$23,604	$709
Units Outstanding (in thousands)	347	235	299	104	259	4,280	535	n/a	3,144	159
Investment Income Ratio *	0.00%	2.51%	0.00%	1.70%	0.00%	1.39%	0.02%	n/a	0.09%	0.22%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)		JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio		JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$8.521104	$12.631682	$18.268639	$14.032145		$12.464803	$8.295683		$12.877546	$13.120420	$9.560387	$13.724219
Total Return *	10.78%	14.23%	4.26%	16.71%		14.45%	16.27%		24.44%	12.26%	8.07%	13.50%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2011

Unit Value	$7.691597	$11.058315	$17.522972	$12.023017		$10.891241	$7.134821		$10.348752	$11.687458	$8.846506	$12.091397
Total Return *	-3.16%	-5.52%	2.82%	-7.31%		-9.35%	-13.10%		-9.08%	-9.68%	-10.33%	-4.84%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2010

Unit Value	$7.942977	$11.704333	$17.043066	$12.970732		$12.014464	$8.210392		$11.382358	$12.940614	$9.866017	$12.706377
Total Return *	8.64%	23.18%	4.13%	-1.70	%***	20.65%	1.33	%***	13.62%	8.92%	12.80%	21.75%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2009

Unit Value	$7.311457	$9.501581	$16.366352	$11.542313		$9.958343	$7.830309		$10.018332	$11.880546	$8.746244	$10.436552
Total Return *	23.54%	29.77%	10.45%	9.49	%***	28.66%	22.16	%***	28.54%	32.86%	19.42%	30.03%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.56%		3.06%	2.56%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2008

Unit Value	$5.918448	$7.322015	$14.817905	$9.627208		$7.740295	$6.443505		$7.794000	$8.941970	$7.324091	$8.026065
Total Return *	-39.47%	-35.05%	-8.25%	1.68	%***	-38.02%	-39.20%		-37.64%	-42.72%	-40.11%	-41.86%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.32%		3.06%	2.46%		3.06%	3.06%	4.00%	3.60%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio		JNL/Franklin Templeton Small Cap Value Portfolio		JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)		JNL/ Goldman Sachs Mid Cap Value Portfolio		JNL/Goldman Sachs U.S. Equity Flex Portfolio		JNL/Invesco Global Real Estate Portfolio		JNL/Invesco International Growth Portfolio		JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.240017		$14.633484		$26.929413	$15.246170		$14.374973		$9.131280		$15.254481		$18.868951		$13.219647	$18.350522
Total Return *	12.30%		11.16	%***	6.58%	13.03	%***	16.60%		18.16%		16.75	%***	8.78	%***	11.26%	7.02	%***
Ratio of Expenses **	1.20%		1.00%		1.10%	0.85%		1.20%		1.20%		0.85%		1.00%		1.10%	1.00%

Period ended December 31, 2011

Unit Value	$8.227627		$12.358621		$25.266640	$12.665430		$12.328155		$7.727713		$11.713852		$15.926058		$11.881918	$15.356308
Total Return *	-1.84%		-9.55	%***	5.10%	-5.81%		-7.65%		-11.69%		-7.38	%***	-7.99%		-7.70%	-2.58%
Ratio of Expenses **	1.20%		1.25%		1.10%	1.20%		1.20%		1.20%		1.20%		1.20%		1.10%	1.25%

Period ended December 31, 2010

Unit Value	$8.382027		$12.792624		$24.041331	$13.446113		$13.349617		$8.751043		$12.611990		$17.309587		$12.873477	$15.763517
Total Return *	10.12%		25.14%		6.45%	3.93	%***	22.91%		7.40%		15.68%		10.97%		16.12%	24.64%
Ratio of Expenses **	1.20%		1.35%		1.10%	1.20%		1.20%		1.20%		1.25%		1.20%		1.10%	1.25%

Period ended December 31, 2009

Unit Value	$7.611388		$10.222878		$22.584355	$11.702888		$10.861081		$8.148045		$10.902034		$15.598755		$11.086130	$12.646845
Total Return *	25.23%		31.81%		12.91%	21.28%		2.03	%***	23.37%		30.89%		35.36%		22.93%	33.13%
Ratio of Expenses **	1.20%		1.35%		1.10%	1.35%		1.20%		1.20%		1.25%		1.20%		1.10%	1.25%

Period ended December 31, 2008

Unit Value	$6.077994		$7.755973		$20.002660	$9.649295		$8.241286		$6.604318		$8.329075		$11.524130		$9.018126	$9.499926
Total Return *	-34.06	%***	-34.03%		-6.21%	7.15	%***	-36.95%		-32.20	%***	-36.50%		-35.61	%***	-38.35%	-40.48%
Ratio of Expenses **	1.20%		1.35%		1.10%	1.35%		1.35%		1.20%		1.25%		1.20%		1.10%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$28,473	$22,557	$41,804	$17,700	$26,407	$6,831	$36,326	$23,664	$21,018	$15,231
Units Outstanding (in thousands)	3,145	1,615	1,701	1,197	1,891	765	2,520	1,405	1,678	887
Investment Income Ratio *	1.55%	0.27%	2.46%	0.00%	1.18%	0.39%	0.78%	1.73%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$22,395	$16,217	$30,199	$17,233	$22,894	$5,277	$19,221	$18,854	$16,200	$10,988
Units Outstanding (in thousands)	2,771	1,345	1,310	1,378	1,902	696	1,688	1,283	1,433	743
Investment Income Ratio *	2.62%	0.32%	2.07%	5.19%	0.86%	0.12%	2.67%	0.71%	0.16%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$17,073	$13,064	$23,678	$14,482	$11,928	$5,598	$16,691	$18,691	$13,781	$9,681
Units Outstanding (in thousands)	2,069	1,038	1,084	1,087	914	650	1,354	1,181	1,124	637
Investment Income Ratio *	0.03%	0.56%	2.74%	1.32%	0.64%	0.76%	5.36%	0.67%	0.30%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$10,152	$5,783	$18,061	$3,676	$5,694	$3,506	$9,829	$16,218	$9,404	$6,353
Units Outstanding (in thousands)	1,351	574	886	316	536	436	919	1,140	892	522
Investment Income Ratio *	4.44%	0.99%	4.89%	0.22%	1.33%	0.97%	3.02%	2.22%	0.31%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$5,576	$2,371	$14,518	$90	$2,680	$1,601	$4,718	$9,437	$5,553	$2,303
Units Outstanding (in thousands)	925	310	825	9	331	245	577	906	650	254
Investment Income Ratio *	0.00%	1.14%	3.90%	0.00%	0.99%	0.00%	2.10%	0.45%	0.15%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)		JNL/M&G Global Leaders Portfolio(a)		JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.314614		$9.288562	$20.131128	$13.368705	$12.416942	$14.354642	$13.050297		$11.881228		$9.054294	$14.435226
Total Return *	14.00%		12.92%	12.89%	-0.43%	18.51%	3.90%	5.27%		11.97%		13.13%	14.31%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	3.62%	2.46%		2.45%		2.47%	2.92%

Period ended December 31, 2011

Unit Value	$9.925279		$8.225484	$17.832882	$13.426724	$10.477346	$13.815382	$12.396903		$10.610784		$8.003769	$12.628671
Total Return *	-10.05%		-16.00%	-8.60%	5.54%	-20.22%	-9.01%	-14.03%		-13.80%		-4.47%	5.75%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	3.62%	2.46%		2.45%		2.47%	2.92%

Period ended December 31, 2010

Unit Value	$11.034330		$9.791874	$19.509756	$12.722158	$13.133006	$15.183516	$14.419391		$12.310144		$8.378355	$11.942160
Total Return *	5.25	%***	3.71%	21.98%	3.13%	18.23%	18.69%	20.95	%***	10.48%		13.59%	19.32%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	3.62%	2.46%		2.45%		2.47%	2.92%

Period ended December 31, 2009

Unit Value	$10.346684		$9.442039	$15.994559	$12.335502	$11.107627	$12.792119	$12.027677		$11.142480		$7.375850	$10.008869
Total Return *	-0.34	%***	25.48%	38.84%	-0.37%	66.56%	34.69%	2.20	%***	52.64	%***	21.55%	48.54%
Ratio of Expenses **	2.37%		3.67%	2.92%	4.00%	3.06%	3.62%	2.32%		2.45%		2.47%	2.92%

Period ended December 31, 2008

Unit Value	n/a		$7.524892	$11.519886	$12.381527	$6.668671	$9.497574	$8.387379		$8.317768		$6.068298	$6.738050
Total Return *	n/a		-46.49%	-46.04%	2.36%	-51.55%	-41.13%	3.40	%***	12.15	%***	-37.80%	-37.09%
Ratio of Expenses **	n/a		3.67%	2.92%	4.00%	3.06%	3.62%	1.65%		2.00%		2.47%	2.92%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio		JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio		JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)		JNL/M&G Global Leaders Portfolio(a)		JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$12.001718		$13.600982	$28.245166		$21.902507	$14.245087		$20.863336	$13.765150		$12.500932		$9.702499	$18.209120
Total Return *	2.38	%***	15.87%	2.12	%***	2.40%	6.77	%***	6.56%	3.05	%***	13.33%		14.52%	15.04	%***
Ratio of Expenses **	1.00%		1.10%	1.00%		1.20%	1.00%		1.10%	1.20%		1.25%		1.25%	1.20%

Period ended December 31, 2011

Unit Value	$10.292229		$11.737899	$23.739928		$21.388486	$11.641544		$19.578498	$12.850625		$11.030677		$8.472480	$15.560870
Total Return *	-8.59	%***	-13.82%	-7.01	%***	8.53%	-18.73%		-6.69%	-13.07%		-2.30	%***	-3.31%	7.52%
Ratio of Expenses **	1.20%		1.10%	1.20%		1.20%	1.20%		1.10%	1.35%		1.25%		1.25%	1.25%

Period ended December 31, 2010

Unit Value	$11.238795		$13.619569	$25.333583		$19.708034	$14.324101		$20.983331	$14.782825		$12.613218		$8.762104	$14.471906
Total Return *	8.34%		6.41%	24.04%		6.06%	20.45%		21.72%	21.43%		11.70%		14.99%	21.33%
Ratio of Expenses **	1.35%		1.10%	1.25%		1.20%	1.20%		1.10%	1.35%		1.35%		1.25%	1.25%

Period ended December 31, 2009

Unit Value	$10.373870		$12.799740	$20.424376		$18.581407	$11.891765		$17.238509	$12.173516		$11.291894		$7.620194	$11.928181
Total Return *	4.38	%***	28.74%	41.18%		2.46%	2.85	%***	38.13%	45.03%		35.55%		23.04%	51.04%
Ratio of Expenses **	1.35%		1.10%	1.25%		1.20%	1.20%		1.10%	1.35%		1.35%		1.25%	1.25%

Period ended December 31, 2008

Unit Value	n/a		$9.942002	$14.466516		$18.135712	$6.998757		$12.480293	$8.393798		$8.330475		$6.193316	$7.897156
Total Return *	n/a		-45.10%	-45.13%		5.26%	-50.67%		-39.63%	11.48	%***	12.21	%***	-37.04%	-36.03%
Ratio of Expenses **	n/a		1.10%	1.25%		1.20%	1.25%		1.10%	1.35%		1.35%		1.25%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)	JNL/M&G Global Leaders Portfolio(a)	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$81,633	$21,942	$17,299	$41,937	$45,233	$15,967	$3,676	$2,504	$34,975	$32,852
Units Outstanding (in thousands)	6,936	1,733	731	2,069	3,301	831	271	204	3,665	1,913
Investment Income Ratio *	0.11%	4.83%	0.00%	2.28%	2.02%	0.27%	1.19%	1.13%	2.36%	2.37%

Period ended December 31, 2011

Net Assets (in thousands)	$53,309	$17,379	$19,639	$35,432	$41,161	$14,088	$2,556	$1,890	$31,010	$22,351
Units Outstanding (in thousands)	5,225	1,586	945	1,791	3,618	782	200	173	3,710	1,520
Investment Income Ratio *	0.16%	2.80%	0.00%	2.62%	1.04%	0.68%	0.22%	0.81%	1.48%	2.58%

Period ended December 31, 2010

Net Assets (in thousands)	$30,214	$18,237	$19,305	$24,533	$56,931	$13,800	$1,664	$1,297	$28,351	$26,660
Units Outstanding (in thousands)	2,696	1,432	884	1,349	4,060	716	113	103	3,273	1,941
Investment Income Ratio *	0.01%	2.40%	0.00%	3.28%	0.55%	0.53%	0.75%	0.48%	2.05%	3.13%

Period ended December 31, 2009

Net Assets (in thousands)	$4,687	$19,101	$15,041	$17,065	$30,651	$10,301	$616	$465	$21,284	$9,395
Units Outstanding (in thousands)	452	1,587	882	1,008	2,620	654	51	41	2,818	838
Investment Income Ratio *	0.00%	4.38%	0.00%	2.66%	2.46%	0.83%	0.61%	1.25%	4.74%	3.81%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	$14,626	$3,832	$14,559	$7,602	$7,070	$22	$38	$11,357	$11,781
Units Outstanding (in thousands)	n/a	1,560	397	896	1,100	619	3	5	1,845	1,607
Investment Income Ratio *	n/a	2.14%	0.00%	2.39%	0.68%	1.32%	0.00%	0.18%	1.06%	4.52%

*
 These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(d)		JNL/MCM Emerging Markets Index Portfolio(c)		JNL/MCM European 30 Portfolio(a)		JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(b)		JNL/MCM Healthcare Sector Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.037020	$5.059207	$10.936346	$7.085946	$10.046457		$10.327566		$11.268651		$6.565716	$9.801287		$11.173519
Total Return *	-0.28%	16.70%	19.10%	8.27%	-0.09	%***	11.21	%***	6.00%		22.26%	-4.15%		14.33%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	2.56%		2.46%		2.46%		3.10%	2.32%		3.62%

Period ended December 31, 2011

Unit Value	$11.068043	$4.335113	$9.182378	$6.544599	n/a		$9.041881		$10.631165		$5.370175	$10.225383		$9.773195
Total Return *	3.15%	-6.10%	2.78%	2.74%	n/a		-0.09	%***	-9.60%		-15.54%	0.52%		6.95%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		1.82%		2.46%		3.10%	2.32%		3.62%

Period ended December 31, 2010

Unit Value	$10.730476	$4.616627	$8.933898	$6.370230	n/a		n/a		$11.760139		$6.358391	$10.172833		$9.138311
Total Return *	1.91%	18.84%	18.42%	8.82%	n/a		n/a		-0.35%		10.02%	3.21	%***	0.18%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		n/a		2.46%		3.10%	2.32%		3.62%

Period ended December 31, 2009

Unit Value	$10.529872	$3.884787	$7.544110	$5.853775	n/a		n/a		$11.801059		$5.779211	$9.824164		$9.121715
Total Return *	1.78%	21.81%	28.44%	16.79%	n/a		n/a		37.60%		15.00%	-2.35	%***	16.67%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		n/a		2.46%		3.10%	2.21%		3.62%

Period ended December 31, 2008

Unit Value	$10.345302	$3.189306	$5.873650	$5.012113	n/a		n/a		$8.576221		$5.025586	n/a		$7.818485
Total Return *	-0.19%	-41.46%	-33.72%	-50.82%	n/a		n/a		16.18	%***	-52.15%	n/a		-25.93%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		n/a		2.46%		3.10%	n/a		3.62%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio		JNL/MCM Communications Sector Portfolio		JNL/MCM Consumer Brands Sector Portfolio		JNL/MCM Dow Dividend Portfolio		JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(d)		JNL/MCM Emerging Markets Index Portfolio(c)		JNL/MCM European 30 Portfolio(a)		JNL/MCM Financial Sector Portfolio		JNL/MCM Global Alpha Portfolio(b)		JNL/MCM Healthcare Sector Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$15.031760		$6.681594		$15.518465		$7.985981		$10.128567		$10.531884		$11.860954		$8.482107		$10.282229		$15.909183
Total Return *	-0.04	%***	-0.81	%***	0.76	%***	10.16%		6.40	%***	0.73	%***	7.29%		24.61%		-0.24	%***	-1.98	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.20%		1.35%		1.00%		1.25%		1.20%		0.85%		1.00%

Period ended December 31, 2011

Unit Value	$14.509875		$5.437031		$12.304904		$7.249745		n/a		$9.038785		$11.055224		$6.806673		$10.451281		$13.145097
Total Return *	5.98%		-4.39%		5.21%		1.46	%***	n/a		-0.03	%***	-8.50%		-13.93%		1.51%		9.50%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.20%		n/a		1.35%		1.25%		1.20%		1.35%		1.25%

Period ended December 31, 2010

Unit Value	$13.690850		$5.686513		$11.695318		$6.919764		n/a		n/a		$12.082548		$7.907944		$10.296112		$12.004152
Total Return *	4.72%		21.01%		21.23%		10.66%		n/a		n/a		0.87%		12.13%		4.57%		2.59%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.25%		n/a		n/a		1.25%		1.20%		1.35%		1.25%

Period ended December 31, 2009

Unit Value	$13.074377		$4.699190		$9.647037		$6.253416		n/a		n/a		$11.978916		$7.052330		$9.845736		$11.701635
Total Return *	4.59%		24.03%		31.49%		18.76%		n/a		n/a		14.71	%***	17.20%		-0.82	%***	19.47%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.25%		n/a		n/a		1.25%		1.20%		1.35%		1.25%

Period ended December 31, 2008

Unit Value	$12.500500		$3.788673		$7.336631		$5.265477		n/a		n/a		$8.598569		$6.017266		n/a		$9.794926
Total Return *	2.56%		-40.39%		-32.14%		-49.99%		n/a		n/a		9.77	%***	-45.11	%***	n/a		-24.16%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.25%		n/a		n/a		1.35%		1.20%		n/a		1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(d)	JNL/MCM Emerging Markets Index Portfolio(c)	JNL/MCM European 30 Portfolio(a)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(b)	JNL/MCM Healthcare Sector Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$32,939	$10,005	$12,972	$29,352	$433	$8,491	$1,887	$19,350	$2,444	$27,339
Units Outstanding (in thousands)	2,345	1,611	906	3,783	43	812	161	2,433	242	1,865
Investment Income Ratio *	2.34%	3.49%	0.57%	3.04%	0.00%	0.04%	3.62%	1.05%	0.00%	0.88%

Period ended December 31, 2011

Net Assets (in thousands)	$28,141	$6,054	$5,465	$21,637	n/a	$113	$1,492	$9,654	$2,092	$18,150
Units Outstanding (in thousands)	2,044	1,182	463	3,067	n/a	13	137	1,509	201	1,449
Investment Income Ratio *	3.03%	3.27%	0.56%	3.16%	n/a	0.00%	2.08%	0.69%	0.95%	0.94%

Period ended December 31, 2010

Net Assets (in thousands)	$22,461	$4,063	$3,220	$17,318	n/a	n/a	$1,306	$9,304	$917	$11,108
Units Outstanding (in thousands)	1,725	746	287	2,558	n/a	n/a	109	1,247	89	971
Investment Income Ratio *	2.69%	3.28%	0.49%	3.09%	n/a	n/a	0.07%	1.31%	0.00%	1.16%

Period ended December 31, 2009

Net Assets (in thousands)	$18,998	$1,568	$1,673	$13,360	n/a	n/a	$930	$6,988	$114	$8,822
Units Outstanding (in thousands)	1,527	346	182	2,177	n/a	n/a	78	1,049	12	793
Investment Income Ratio *	2.67%	4.72%	0.66%	7.65%	n/a	n/a	6.05%	1.90%	0.00%	1.48%

Period ended December 31, 2008

Net Assets (in thousands)	$19,683	$1,047	$1,088	$9,598	n/a	n/a	$23	$3,204	n/a	$8,686
Units Outstanding (in thousands)	1,652	285	155	1,851	n/a	n/a	3	566	n/a	937
Investment Income Ratio *	4.16%	3.49%	0.37%	0.39%	n/a	n/a	0.59%	1.69%	n/a	1.03%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Index 5 Portfolio		JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)		JNL/MCM S&P 24 Portfolio		JNL/MCM S&P 400 MidCap Index Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.732936		$11.954577	$10.687935	$8.793140	$11.932755	$6.443828	$24.570833	$13.152889		$10.092357		$14.480131
Total Return *	10.92%		13.58%	14.13%	10.98%	16.32%	8.80%	0.58%	8.96%		8.55%		12.84%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%

Period ended December 31, 2011

Unit Value	$8.774960		$10.525030	$9.364430	$7.923453	$10.258367	$5.922364	$24.429425	$12.071817		$9.297026		$12.832940
Total Return *	-4.68	%***	-15.54%	-5.30%	-12.46%	-0.84%	-25.82%	-0.44%	-4.55%		2.13	%***	-5.80%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%

Period ended December 31, 2010

Unit Value	$9.205757		$12.461897	$9.888075	$9.050921	$10.345784	$7.983385	$24.537470	$12.646784		$9.103383		$13.623110
Total Return *	12.70%		2.81%	13.24%	10.36%	13.94%	-0.37%	14.82%	2.81	%***	13.46%		21.12%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%

Period ended December 31, 2009

Unit Value	$8.168040		$12.121486	$8.732037	$8.200923	$9.079936	$8.013086	$21.371032	$11.581197		$8.023137		$11.247860
Total Return *	21.83%		24.44%	20.03%	33.72%	30.38%	32.54%	15.76%	-1.43	%***	15.68%		32.86%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.32%		2.695%		3.82%

Period ended December 31, 2008

Unit Value	$6.704217		$9.741185	$7.274603	$6.132935	$6.964356	$6.045943	$18.461967	$9.557205		$6.935855		$8.465989
Total Return *	-31.73%		-45.06%	-44.44%	-47.65%	-43.14%	-47.32%	-40.10%	15.95	%***	-26.69	%***	-39.92%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	1.90%		2.695%		3.82%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio		JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio		JNL/MCM Nasdaq 25 Portfolio		JNL/MCM NYSE International 25 Portfolio		JNL/MCM Oil & Gas Sector Portfolio		JNL/MCM Pacific Rim 30 Portfolio(a)		JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.504460	$16.283294		$12.770439	$9.881606		$13.863086		$6.961858		$35.236162		$14.176473		$11.040021	$19.723854
Total Return *	12.42%	2.01	%***	16.63%	12.94%		-1.45	%***	10.33%		-3.63	%***	0.31	%***	10.03%	3.32	%***
Ratio of Expenses **	1.35%	1.00%		1.20%	1.20%		1.00%		1.25%		1.00%		1.00%		1.35%	1.00%

Period ended December 31, 2011

Unit Value	$9.343671	$13.662299		$10.949320	$8.749376		$11.534623		$6.309939		$33.267572		$12.679823		$10.033768	$16.658478
Total Return *	-3.39%	-13.31%		-3.23%	-10.92%		0.77%		-24.80%		2.04%		-3.09%		3.51%	-3.31%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.25%		1.20%		1.25%		1.35%	1.20%

Period ended December 31, 2010

Unit Value	$9.671778	$15.759270		$11.315208	$9.821450		$11.446489		$8.391196		$32.601597		$13.084010		$9.693872	$17.228089
Total Return *	14.23%	5.54%		15.71%	12.31%		15.80%		0.99%		17.69%		11.49%		15.00%	24.33%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.25%		1.20%		1.25%		1.35%	1.20%

Period ended December 31, 2009

Unit Value	$8.466867	$14.932353		$9.778792	$8.744697		$9.884589		$8.309309		$27.701731		$11.735522		$8.429408	$13.856434
Total Return *	23.48%	27.74%		22.66%	36.08%		32.51%		-9.47	%***	18.65%		6.47	%***	17.24%	36.39%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.25%		1.20%		1.25%		1.35%	1.20%

Period ended December 31, 2008

Unit Value	$6.856637	$11.689743		$7.972541	$6.426124		$7.459688		$6.174597		$23.347075		$9.563759		$7.189709	$10.159610
Total Return *	-30.81%	-43.60%		-43.22%	-39.81	%***	-33.11	%***	-46.66%		-38.60%		7.51	%***	-33.63%	-38.33%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.35%		1.20%		1.60%		1.35%	1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$50,449	$36,273	$229,094	$31,818	$14,651	$5,791	$46,921	$4,074	$2,337	$40,766
Units Outstanding (in thousands)	4,879	2,387	18,622	3,322	1,112	854	1,450	294	215	2,206
Investment Income Ratio *	1.50%	2.69%	2.89%	2.82%	0.27%	3.86%	1.13%	1.92%	0.48%	1.00%

Period ended December 31, 2011

Net Assets (in thousands)	$42,884	$31,357	$224,788	$30,661	$6,906	$5,244	$40,885	$3,212	$2,306	$35,429
Units Outstanding (in thousands)	4,652	2,402	21,250	3,601	620	850	1,302	256	233	2,218
Investment Income Ratio *	1.11%	2.64%	3.20%	1.89%	0.53%	2.39%	0.77%	1.44%	0.52%	0.63%

Period ended December 31, 2010

Net Assets (in thousands)	$29,867	$34,076	$255,347	$33,786	$5,545	$6,020	$30,493	$3,376	$1,552	$35,871
Units Outstanding (in thousands)	3,123	2,261	23,279	3,516	501	730	994	260	163	2,175
Investment Income Ratio *	1.02%	1.93%	2.06%	2.13%	0.21%	2.23%	1.09%	0.00%	0.34%	0.70%

Period ended December 31, 2009

Net Assets (in thousands)	$23,007	$32,115	$249,705	$26,986	$4,233	$5,157	$20,183	$850	$977	$24,246
Units Outstanding (in thousands)	2,742	2,238	26,219	3,139	441	629	772	73	118	1,820
Investment Income Ratio *	1.37%	2.70%	3.68%	2.95%	0.00%	5.16%	1.05%	3.01%	0.09%	1.18%

Period ended December 31, 2008

Net Assets (in thousands)	$4,148	$22,887	$219,942	$16,995	$2,841	$3,077	$13,205	$26	$6,139	$19,157
Units Outstanding (in thousands)	608	2,030	28,207	2,678	391	501	599	3	875	1,964
Investment Income Ratio *	1.32%	1.79%	2.19%	0.01%	0.03%	0.01%	0.58%	0.00%	0.00%	1.09%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)		JNL/Neuberger Berman Strategic Income Portfolio(a)		JNL/ Oppenheimer Global Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.557977	$10.898391	$11.518951	$12.577766	$6.033679	$8.825143	$10.408229	$9.430240		$10.378186		$12.087946
Total Return *	11.04%	10.70%	12.06%	11.53%	7.83%	5.55%	8.75%	3.41	%***	4.46	%***	16.62%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	2.45%		2.31%		3.30%

Period ended December 31, 2011

Unit Value	$8.607958	$9.845349	$10.279034	$11.277101	$5.595727	$8.361326	$9.570563	n/a		n/a		$10.365544
Total Return *	-2.32%	-10.26%	-1.98%	-7.92%	-3.36%	-25.52%	-6.56%	n/a		n/a		-11.19%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

Period ended December 31, 2010

Unit Value	$8.812777	$10.970531	$10.486936	$12.246469	$5.790370	$11.226452	$10.242365	n/a		n/a		$11.671742
Total Return *	10.15%	17.43%	11.43%	21.59%	8.69%	18.41%	11.84%	n/a		n/a		11.63%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

Period ended December 31, 2009

Unit Value	$8.000841	$9.342505	$9.411601	$10.072059	$5.327626	$9.481303	$9.158067	n/a		n/a		$10.455341
Total Return *	21.25%	57.13%	1.43%	22.60%	58.82%	10.89%	20.21%	n/a		n/a		34.90%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

Period ended December 31, 2008

Unit Value	$6.598750	$5.945811	$9.279117	$8.215282	$3.354513	$8.549882	$7.618122	n/a		n/a		$7.750635
Total Return *	-39.98%	-32.15%	-42.04%	-37.37%	-45.15%	-49.18%	-44.51%	n/a		n/a		-42.78%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 500 Index Portfolio		JNL/MCM S&P SMid 60 Portfolio		JNL/MCM Select Small-Cap Portfolio		JNL/MCM Small Cap Index Portfolio		JNL/MCM Technology Sector Portfolio		JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)		JNL/Neuberger Berman Strategic Income Portfolio(a)		JNL/ Oppenheimer Global Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$13.018981		$12.068857		$15.419966		$17.132383		$8.007603		$10.544705	$12.082783	$9.500450		$10.445070		$15.626425
Total Return *	-1.54	%***	3.64	%***	14.52%		1.32	%***	-5.30	%***	7.86%	10.74%	3.94	%***	0.81	%***	19.22%
Ratio of Expenses **	1.00%		1.00%		1.20%		1.00%		1.00%		1.20%	1.25%	1.35%		1.35%		1.10%

Period ended December 31, 2011

Unit Value	$11.285867		$10.583722		$13.465318		$14.638349		$7.052998		$9.776439	$10.910497	n/a		n/a		$13.107449
Total Return *	0.36%		-8.86%		0.15%		-5.48%		-1.56%		-23.90%	-4.86%	n/a		n/a		-9.22%
Ratio of Expenses **	1.10%		1.25%		1.20%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

Period ended December 31, 2010

Unit Value	$11.245180		$11.612498		$13.444909		$15.486630		$7.164897		$12.846735	$11.467586	n/a		n/a		$14.438869
Total Return *	13.19%		19.26%		13.86%		24.82%		10.71%		20.99%	13.88%	n/a		n/a		14.12%
Ratio of Expenses **	1.10%		1.25%		1.20%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

Period ended December 31, 2009

Unit Value	$9.935174		$9.737114		$11.808406		$12.407508		$6.471498		$10.617842	$10.069636	n/a		n/a		$12.652627
Total Return *	24.59%		21.01	%***	4.40	%***	25.86%		61.78%		13.32%	22.41%	n/a		n/a		37.90%
Ratio of Expenses **	1.10%		1.25%		1.20%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

Period ended December 31, 2008

Unit Value	$7.974214		$6.091650		$11.339771		$9.858535		$4.000061		$9.370137	$8.226249	n/a		n/a		$9.175389
Total Return *	-38.32%		-31.15%		-40.80%		-35.71%		-44.12%		-48.07%	-43.50%	n/a		n/a		-41.51%
Ratio of Expenses **	1.10%		1.35%		1.25%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)	JNL/Neuberger Berman Strategic Income Portfolio(a)	JNL/ Oppenheimer Global Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$123,527	$6,871	$8,647	$34,922	$32,856	$23,652	$12,771	$702	$3,680	$32,152
Units Outstanding (in thousands)	10,096	590	591	2,178	4,470	2,333	1,095	74	353	2,182
Investment Income Ratio *	1.66%	0.67%	0.16%	1.66%	0.28%	0.06%	2.13%	0.76%	0.00%	1.06%

Period ended December 31, 2011

Net Assets (in thousands)	$95,155	$11,333	$7,412	$29,344	$20,787	$29,159	$11,393	n/a	n/a	$25,541
Units Outstanding (in thousands)	8,847	1,090	583	2,094	3,099	3,089	1,080	n/a	n/a	2,059
Investment Income Ratio *	2.17%	0.75%	1.09%	0.78%	0.18%	0.00%	1.36%	n/a	n/a	0.64%

Period ended December 31, 2010

Net Assets (in thousands)	$65,928	$11,167	$8,068	$31,066	$19,317	$31,854	$11,905	n/a	n/a	$21,462
Units Outstanding (in thousands)	6,112	977	639	2,092	2,843	2,564	1,069	n/a	n/a	1,570
Investment Income Ratio *	1.42%	0.09%	0.52%	0.65%	0.14%	0.59%	2.35%	n/a	n/a	0.84%

Period ended December 31, 2009

Net Assets (in thousands)	$45,164	$9,384	$6,319	$25,412	$20,520	$29,692	$11,754	n/a	n/a	$15,773
Units Outstanding (in thousands)	4,736	976	572	2,128	3,339	2,880	1,196	n/a	n/a	1,314
Investment Income Ratio *	1.67%	1.10%	1.07%	0.82%	0.12%	0.13%	1.81%	n/a	n/a	1.61%

Period ended December 31, 2008

Net Assets (in thousands)	$25,662	$4,163	$4,986	$18,450	$2,878	$33,476	$10,219	n/a	n/a	$9,571
Units Outstanding (in thousands)	3,354	689	473	1,941	758	3,670	1,268	n/a	n/a	1,098
Investment Income Ratio *	1.57%	0.03%	0.29%	1.38%	0.02%	0.32%	1.51%	n/a	n/a	1.38%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Real Return Portfolio		JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(a)		JNL/ PPM America Small Cap Value Portfolio(a)		JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)		JNL/S&P 4 Portfolio		JNL/S&P Competitive Advantage Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$13.725632		$13.745677	$10.264129		$14.539145	$10.287545		$10.532033		$13.171132	$10.076497		$11.610352		$12.843302
Total Return *	5.30%		3.84%	2.69	%***	13.22%	13.24%		16.65%		11.54%	26.89%		12.84%		13.60%
Ratio of Expenses **	2.92%		4.00%	2.81%		3.06%	2.77%		2.56%		3.62%	2.62%		2.95%		2.62%

Period ended December 31, 2011

Unit Value	$13.034508		$13.237441	$9.813265		$12.840972	$9.084554		$9.028677		$11.808634	$7.941350		$10.288829		$11.305556
Total Return *	8.51%		0.73%	3.29	%***	1.52%	-9.93%		-10.34%		-8.62%	-20.08%		2.80%		7.68%
Ratio of Expenses **	2.92%		4.00%	2.595%		3.06%	2.77%		2.56%		3.62%	2.62%		2.95%		2.62%

Period ended December 31, 2010

Unit Value	$12.012545		$13.141741	n/a		$12.648094	$10.086549		$10.070203		$12.922995	$9.937014		$10.008757		$10.499543
Total Return *	4.62%		3.35%	n/a		12.15%	14.61	%***	24.48%		13.28%	23.05	%***	10.49	%***	9.71%
Ratio of Expenses **	2.92%		4.00%	n/a		3.06%	2.77%		2.56%		3.62%	2.62%		2.95%		2.62%

Period ended December 31, 2009

Unit Value	$11.481733		$12.715484	n/a		$11.278177	$8.032651		$8.089606		$11.407772	$8.083713		$9.084017		$9.570035
Total Return *	13.87%		10.93%	n/a		41.89%	43.66%		30.59%		39.44%	27.38	%***	37.90%		19.06	%***
Ratio of Expenses **	2.92%		4.00%	n/a		3.06%	2.56%		2.56%		3.62%	2.56%		2.82%		2.62%

Period ended December 31, 2008

Unit Value	$10.083121		$11.462899	n/a		$7.948482	$5.591445		$6.194830		$8.181282	$5.911761		$6.587250		$6.824072
Total Return *	-8.65	%***	-3.54%	n/a		-32.84%	-47.33	%***	-41.04	%***	-49.09%	-20.15	%***	-28.12	%***	-29.32	%***
Ratio of Expenses **	2.92%		4.00%	n/a		3.06%	2.56%		2.56%		3.62%	2.32%		2.82%		2.46%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Real Return Portfolio		JNL/PIMCO Total Return Bond Portfolio		JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio		JNL/ PPM America Mid Cap Value Portfolio(a)		JNL/ PPM America Small Cap Value Portfolio(a)		JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)		JNL/S&P 4 Portfolio		JNL/S&P Competitive Advantage Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$15.388594		$21.452391		$10.642622		$19.736528		$11.190626		$11.234940		$20.023195	$10.861067		$12.819083		$13.769500
Total Return *	6.33	%***	0.53	%***	1.40	%***	10.16	%***	6.15	%***	18.25	%***	14.22%	20.39	%***	-0.52	%***	15.17%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.20%		1.25%	0.85%		1.00%		1.25%

Period ended December 31, 2011

Unit Value	$14.193702		$19.772736		$9.950207		$16.850240		$9.581893		$9.483068		$17.530227	$8.301161		$11.049760		$11.955476
Total Return *	10.38%		3.68%		-0.95	%***	3.53%		-8.65%		-9.16	%***	-6.44%	-23.94	%***	4.61%		9.16%
Ratio of Expenses **	1.20%		1.10%		1.20%		1.10%		1.35%		1.25%		1.25%	1.25%		1.20%		1.25%

Period ended December 31, 2010

Unit Value	$12.858377		$19.070164		n/a		$16.275861		$10.489142		$10.411098		$18.736365	$10.223513		$10.562974		$10.952490
Total Return *	6.44%		6.39%		n/a		14.37%		27.84%		26.00%		16.00%	24.62%		12.44%		11.23%
Ratio of Expenses **	1.20%		1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.20%		1.25%

Period ended December 31, 2009

Unit Value	$12.080609		$17.924159		n/a		$14.231312		$8.204833		$8.262864		$16.152117	$8.203565		$9.394582		$9.846991
Total Return *	-1.16	%***	14.19%		n/a		44.70%		45.41%		32.18%		42.78%	38.45%		-1.36	%***	42.43%
Ratio of Expenses **	1.20%		1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.20%		1.25%

Period ended December 31, 2008

Unit Value	$10.418261		$15.696593		n/a		$9.834823		$5.642615		$6.251399		$11.312423	$5.925490		$6.699490		$6.913687
Total Return *	-4.93%		-0.70%		n/a		-31.51%		-47.13	%***	-40.54	%***	-47.87%	-24.16	%***	-30.46	%***	-30.28%
Ratio of Expenses **	1.25%		1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.25%		1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(a)	JNL/ PPM America Small Cap Value Portfolio(a)	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$111,530	$259,261	$14,170	$71,646	$5,314	$4,598	$5,003	$12,552	$67,214	$14,021
Units Outstanding (in thousands)	7,508	13,242	1,348	4,004	488	415	320	1,191	5,399	1,035
Investment Income Ratio *	2.07%	2.12%	3.29%	5.98%	0.36%	1.08%	1.38%	0.00%	1.88%	0.69%

Period ended December 31, 2011

Net Assets (in thousands)	$76,215	$191,091	$5,808	$49,959	$3,700	$3,097	$4,165	$9,423	$53,136	$3,763
Units Outstanding (in thousands)	5,478	10,425	586	3,231	390	330	320	1,150	4,885	318
Investment Income Ratio *	0.99%	3.19%	0.00%	7.50%	0.13%	0.23%	1.12%	9.14%	4.77%	0.59%

Period ended December 31, 2010

Net Assets (in thousands)	$45,868	$155,396	n/a	$38,138	$2,879	$2,589	$5,414	$5,977	$46,655	$5,117
Units Outstanding (in thousands)	3,628	8,812	n/a	2,558	276	250	395	588	4,471	474
Investment Income Ratio *	1.65%	2.46%	n/a	7.46%	0.00%	0.22%	1.56%	0.29%	0.00%	0.58%

Period ended December 31, 2009

Net Assets (in thousands)	$27,003	$95,964	n/a	$28,838	$770	$780	$3,170	$1,654	$35,257	$11,377
Units Outstanding (in thousands)	2,267	5,847	n/a	2,221	94	95	299	202	3,785	1,169
Investment Income Ratio *	3.10%	3.55%	n/a	8.43%	0.79%	0.74%	5.57%	5.56%	1.29%	0.02%

Period ended December 31, 2008

Net Assets (in thousands)	$15,786	$39,877	n/a	$11,560	$188	$166	$2,063	$238	$9,167	$2,164
Units Outstanding (in thousands)	1,530	2,782	n/a	1,306	33	27	305	40	1,374	315
Investment Income Ratio *	1.75%	4.39%	n/a	8.74%	0.98%	0.49%	2.45%	0.99%	0.01%	1.26%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Dividend Income & Growth Portfolio		JNL/S&P Intrinsic Value Portfolio		JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.741770		$12.146108		$11.772322	$11.550775	$11.825962	$11.895904	$11.988953	$10.185716		$21.770550	$33.706054
Total Return *	9.89%		11.12%		11.88%	5.63%	11.17%	7.57%	9.68%	18.45%		14.16%	9.12%
Ratio of Expenses **	2.61%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		4.00%	4.00%

Period ended December 31, 2011

Unit Value	$10.684731		$10.930285		$10.522116	$10.934617	$10.637647	$11.058493	$10.930358	$8.599454		$19.069527	$30.888728
Total Return *	1.23	%***	3.74%		-8.03%	0.16%	-6.62%	-2.19%	-4.77%	-8.01%		-5.04%	-5.31%
Ratio of Expenses **	2.61%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		4.00%	4.00%

Period ended December 31, 2010

Unit Value	$9.769767		$10.535984		$11.441106	$10.916993	$11.391867	$11.306591	$11.477855	$9.348699		$20.082226	$32.621795
Total Return *	13.82	%***	11.41%		13.09%	5.57%	11.93%	7.95%	9.16%	3.18	%***	12.18%	22.85%
Ratio of Expenses **	2.56%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		4.00%	4.00%

Period ended December 31, 2009

Unit Value	$8.495170		$9.457344		$10.116666	$10.340832	$10.177303	$10.474041	$10.514921	$8.799258		$17.901009	$26.554492
Total Return *	20.47%		52.93%		26.58%	10.26%	23.45%	15.05%	19.07%	39.41%		37.87%	41.08%
Ratio of Expenses **	2.46%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.46%		4.00%	4.00%

Period ended December 31, 2008

Unit Value	$7.051872		$6.183952		$7.992469	$9.378612	$8.244253	$9.103785	$8.831129	$6.311926		$12.984192	$18.822510
Total Return *	-26.05	%***	-27.31	%***	-41.23%	-16.23%	-37.69%	-23.61%	-30.08%	-34.62	%***	-45.09%	-42.97%
Ratio of Expenses **	2.46%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.46%		4.00%	4.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Dividend Income & Growth Portfolio		JNL/S&P Intrinsic Value Portfolio		JNL/ S&P Managed Aggressive Growth Portfolio		JNL/ S&P Managed Conservative Portfolio		JNL/ S&P Managed Growth Portfolio		JNL/ S&P Managed Moderate Portfolio		JNL/ S&P Managed Moderate Growth Portfolio		JNL/S&P Total Yield Portfolio		JNL/T. Rowe Price Established Growth Portfolio		JNL/T. Rowe Price Mid-Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$12.613424		$13.040569		$16.448262		$13.309324		$17.017523		$13.866156		$17.123982		$11.053407		$36.952947		$56.214659
Total Return *	11.46%		12.69%		14.46%		7.47%		13.96%		9.60	%***	12.38%		1.63	%***	10.06	%***	12.34%
Ratio of Expenses **	1.20%		1.25%		1.20%		1.20%		1.20%		1.20%		1.20%		1.20%		1.00%		1.10%

Period ended December 31, 2011

Unit Value	$11.316966		$11.572214		$14.370593		$12.383906		$14.933032		$12.606526		$15.237672		$9.164285		$30.892401		$50.039375
Total Return *	11.09	%***	-8.15	%***	-5.93	%***	1.89%		-4.29%		-0.41%		-2.44	%***	-6.57%		-2.26%		-2.53%
Ratio of Expenses **	1.20%		1.25%		1.20%		1.20%		1.20%		1.25%		1.20%		1.25%		1.10%		1.10%

Period ended December 31, 2010

Unit Value	$10.141014		$10.967120		$15.182008		$12.153673		$15.602672		$12.658765		$15.521078		$9.808930		$31.605518		$51.340354
Total Return *	16.66%		12.86%		15.63%		7.40%		14.73%		9.92%		11.78%		8.71%		15.49%		26.46%
Ratio of Expenses **	1.35%		1.35%		1.25%		1.20%		1.20%		1.25%		1.25%		1.25%		1.10%		1.10%

Period ended December 31, 2009

Unit Value	$8.693155		$9.717690		$13.129751		$11.315908		$13.599063		$11.516303		$13.885882		$9.022914		$27.367367		$40.596956
Total Return *	21.81%		54.93%		29.42%		15.33	%***	1.53	%***	17.15%		21.92%		41.11%		41.92%		45.23%
Ratio of Expenses **	1.35%		1.35%		1.25%		1.20%		1.20%		1.25%		1.25%		1.25%		1.10%		1.10%

Period ended December 31, 2008

Unit Value	$7.136553		$6.272336		$10.145138		$10.066931		$10.690473		$9.830150		$11.389116		$6.394459		$19.283022		$27.953583
Total Return *	-26.92%		-35.26	%***	-39.91%		-14.82%		-36.16%		-22.22%		-28.40%		-32.77	%***	-43.47%		-41.30%
Ratio of Expenses **	1.35%		1.35%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.10%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$55,100	$13,731	$77,048	$146,424	$221,040	$236,192	$325,921	$5,496	$101,080	$95,965
Units Outstanding (in thousands)	4,453	1,071	5,056	11,378	13,768	17,574	20,148	506	3,156	1,902
Investment Income Ratio *	1.77%	0.78%	0.92%	2.50%	1.21%	1.85%	1.50%	1.07%	0.00%	0.21%

Period ended December 31, 2011

Net Assets (in thousands)	$28,048	$15,737	$67,978	$105,755	$184,728	$183,032	$257,461	$3,001	$66,027	$75,215
Units Outstanding (in thousands)	2,516	1,379	5,126	8,785	13,104	14,882	17,870	332	2,451	1,676
Investment Income Ratio *	1.83%	1.10%	0.64%	2.25%	0.71%	1.93%	1.64%	1.24%	0.00%	0.02%

Period ended December 31, 2010

Net Assets (in thousands)	$11,457	$4,508	$69,459	$88,159	$168,909	$146,451	$210,716	$1,933	$54,174	$68,198
Units Outstanding (in thousands)	1,136	414	4,957	7,441	11,485	11,837	14,293	199	2,000	1,490
Investment Income Ratio *	1.69%	0.77%	0.74%	2.92%	1.03%	2.20%	1.37%	1.09%	0.04%	0.19%

Period ended December 31, 2009

Net Assets (in thousands)	$3,914	$1,824	$53,254	$47,358	$122,493	$87,075	$129,482	$754	$38,909	$43,237
Units Outstanding (in thousands)	453	189	4,404	4,287	9,602	7,740	9,880	84	1,719	1,215
Investment Income Ratio *	0.04%	0.04%	2.48%	2.07%	2.27%	1.59%	0.83%	0.01%	0.32%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$1,234	$214	$35,527	$29,567	$63,433	$43,694	$75,924	$4,842	$20,911	$20,335
Units Outstanding (in thousands)	173	34	3,829	2,996	6,345	4,548	7,111	762	1,395	868
Investment Income Ratio *	4.76%	2.56%	0.37%	4.28%	0.53%	3.86%	2.22%	4.10%	0.09%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio		JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.694295		$12.707361		$21.357364	$22.649504	$9.392217	$17.682097
Total Return *	-0.40%		15.11%		7.39%	6.51%	-3.02%	12.20%
Ratio of Expenses **	2.81%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2011

Unit Value	$9.733370		$11.039639		$19.887664	$21.264551	$9.684774	$15.759197
Total Return *	-1.42%		-5.52	%***	-2.17%	-0.07%	-3.00%	-5.53%
Ratio of Expenses **	2.81%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2010

Unit Value	$9.873781		$11.685060		$20.329402	$21.280258	$9.984433	$16.682091
Total Return *	-1.10	%***	11.80%		9.40%	7.23%	-3.01%	9.65%
Ratio of Expenses **	2.81%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2009

Unit Value	$9.897810		$10.451914		$18.582853	$19.845416	$10.294710	$15.213383
Total Return *	4.03	%***	32.25%		30.89%	15.80%	-2.87%	19.57%
Ratio of Expenses **	2.72%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2008

Unit Value	$9.489982		$7.903368		$14.196883	$17.137028	$10.598972	$12.723152
Total Return *	-6.12	%***	-42.57%		-42.60%	-23.30%	-0.89%	-35.72%
Ratio of Expenses **	2.56%		3.595%		2.95%	3.30%	3.06%	3.62%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio		JNL/UBS Large Cap Select Growth Portfolio		JNL/WMC Balanced Portfolio		JNL/WMC Money Market Portfolio		JNL/WMC Value Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.938309		$17.653107		$29.081001		$33.979116		$13.505871		$22.895903
Total Return *	-0.14	%***	10.65	%***	9.29%		-0.95	%***	-0.56	%***	15.07%
Ratio of Expenses **	1.00%		1.00%		1.20%		1.00%		1.00%		1.10%

Period ended December 31, 2011

Unit Value	$10.663490		$14.769881		$26.608782		$30.154336		$13.196508		$19.896804
Total Return *	0.17	%***	-3.14%		-0.45%		2.04%		-1.19%		-3.13%
Ratio of Expenses **	1.20%		1.10%		1.20%		1.20%		1.20%		1.10%

Period ended December 31, 2010

Unit Value	$10.620291		$15.249172		$26.729247		$29.551180		$13.354786		$20.539277
Total Return *	1.66%		14.62%		11.33%		9.51%		-1.19%		12.45%
Ratio of Expenses **	1.25%		1.10%		1.20%		1.20%		1.20%		1.10%

Period ended December 31, 2009

Unit Value	$10.447023		$13.303769		$24.008993		$26.985943		$13.516004		$18.264828
Total Return *	6.30%		35.59%		33.21%		-0.06	%***	-1.05%		22.62%
Ratio of Expenses **	1.25%		1.10%		1.20%		1.20%		1.20%		1.10%

Period ended December 31, 2008

Unit Value	$9.827941		$9.811921		$18.024075		$22.665125		$13.658998		$14.894958
Total Return *	-8.05	%***	-41.12%		-37.16	%***	-21.71%		0.97%		-34.07%
Ratio of Expenses **	1.25%		1.10%		1.20%		1.25%		1.20%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$31,283	$47,218	$24,075	$98,608	$45,026	$27,688
Units Outstanding (in thousands)	2,973	2,883	971	3,212	3,689	1,275
Investment Income Ratio *	1.07%	1.41%	0.15%	1.30%	0.00%	2.30%

Period ended December 31, 2011

Net Assets (in thousands)	$20,001	$35,098	$21,851	$77,021	$40,932	$22,913
Units Outstanding (in thousands)	1,918	2,523	977	2,739	3,340	1,209
Investment Income Ratio *	1.24%	1.45%	0.33%	1.17%	0.00%	1.07%

Period ended December 31, 2010

Net Assets (in thousands)	$13,770	$30,599	$20,025	$56,078	$25,381	$19,319
Units Outstanding (in thousands)	1,320	2,126	909	2,045	2,031	984
Investment Income Ratio *	1.46%	1.04%	0.26%	1.44%	0.00%	1.03%

Period ended December 31, 2009

Net Assets (in thousands)	$7,691	$24,491	$14,962	$30,956	$24,500	$13,294
Units Outstanding (in thousands)	749	1,943	800	1,261	1,961	760
Investment Income Ratio *	4.06%	1.66%	0.18%	3.09%	0.16%	1.79%

Period ended December 31, 2008

Net Assets (in thousands)	$3,960	$17,289	$6,682	$15,324	$34,271	$8,649
Units Outstanding (in thousands)	409	1,856	557	774	2,740	607
Investment Income Ratio *	4.34%	1.90%	0.00%	2.61%	2.12%	0.03%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

The Board of Directors
Jackson National Life Insurance Company and
    Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as set forth herein as of December 31, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agent of the underlying mutual fund and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2012, the results of their operations for the year or period then ended, the changes in their  net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 6, 2013

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

APPENDIX B

Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2012 and 2011

KPMG LLP
Aon Center
Suite 5500
200 East Randolph Drive
Chicago, IL 60601-6436

Independent Auditors’ Report

The Board of Directors and Stockholder
Jackson National Life Insurance Company of New York:

Report on the Financial Statements

We have audited the accompanying financial statements of Jackson National Life Insurance Company of New York (the Company), which comprise the balance sheets as of December 31, 2012 and 2011, and the related income statements, statements of comprehensive income, equity, and cash flows for the years then ended, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2012 and 2011, and the results of their operations and their cash flows for the years then ended in accordance with U.S. generally accepted accounting principles.

Emphasis of Matter

As discussed in Note 2 to the financial statements, in 2012 the Company has changed its method of accounting for the costs associated with acquiring or renewing insurance contracts due to the retrospective adoption of Accounting Standards Update (ASU) 2010-26: Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. Our opinion is not modified with respect to this matter.

Chicago, Illinois March 18, 2013
KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

APPENDIX B

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2012	2011
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2012, $1,633,602; 2011, $1,554,182)	$1,810,458	$1,666,318
Trading securities, at fair value	647	573
Policy loans	301	269
Total investments	1,811,406	1,667,160
Cash and cash equivalents	105,956	73,287
Accrued investment income	16,726	17,222
Deferred acquisition costs	216,638	227,263
Deferred sales inducements	9,617	11,172
Receivable for securities sold	-	40,000
Reinsurance recoverable	56,079	77,210
Income taxes receivable from Parent	62,083	70,527
Receivable from Parent	426	285
Separate account assets	4,576,989	3,450,977
Total assets	$6,855,920	$5,635,103

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$108,456	$170,173
Deposits on investment contracts	1,556,001	1,518,169
Securities lending payable	9,622	2,540
Deferred income taxes, net	47,555	32,252
Other liabilities	30,648	18,523
Separate account liabilities	4,576,989	3,450,977
Total liabilities	6,329,271	5,192,634

Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net of
tax of $32,179 in 2012 and $16,030 in 2011	81,392	51,401
Retained earnings	187,257	133,068
Total stockholder's equity	526,649	442,469
Total liabilities and stockholder's equity	$6,855,920	$5,635,103

See accompanying Notes to Financial Statements.

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Revenues
Fee income	$110,187	$86,921	$59,419
Premium, net of reinsurance	(7,371)	(7,769)	(7,855)
Net investment income	80,912	84,154	85,696
Net realized losses on investments:
Total other-than-temporary impairments	(7,260)	(13,103)	(17,261)
Portion of other-than-temporary impairments included in
other comprehensive income	5,095	11,040	7,556
Net other-than-temporary impairments	(2,165)	(2,063)	(9,705)
Other investment (losses) gains	(344)	860	(6,341)
Total net realized losses on investments	(2,509)	(1,203)	(16,046)
Other income	158	158	155
Total revenues	181,377	162,261	121,369
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(35,479)	68,914	6,114
Interest credited on deposit liabilities, net of deferrals	42,517	42,532	40,516
Operating costs and other expenses, net of deferrals	51,739	36,214	29,032
Amortization of deferred acquisition and sales inducement costs	51,019	6,702	20,903
Total benefits and expenses	109,796	154,362	96,565
Pretax income	71,581	7,899	24,804
Income tax expense (benefit)	17,392	(43)	5,138
Net income	$54,189	$7,942	$19,666

See accompanying Notes to Financial Statements.

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Net income	$54,189	$7,942	$19,666

Other comprehensive income, net of tax:
Net unrealized gains on securities not other-than-temporarily impaired (net of tax expense of: 2012 $17,564; 2011 $15,329; 2010 $15,381)	32,617	28,466	28,566

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2012 $1,416; 2011 $3,074; 2010 $2,119)	(2,629)	(5,708)	(3,934)

Reclassification adjustment for (losses) gains included in net income (net of tax expense (benefit) of: 2012 $1; 2011 $(342); 2010 $3,271)	3	(635)	6,074
Total other comprehensive income	29,991	22,123	30,706
Comprehensive income	$84,180	$30,065	$50,372

See accompanying Notes to Financial Statements.

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2009	$2,000	$256,000	$(1,428)	$105,460	$362,032
Net income	-	-	-	19,666	19,666
Change in unrealized investment gains, net of tax	-	-	30,706	-	30,706
Balances as of December 31, 2010	2,000	256,000	29,278	125,126	412,404

Net income	-	-	-	7,942	7,942
Change in unrealized investment gains, net of tax	-	-	22,123	-	22,123
Balances as of December 31, 2011	2,000	256,000	51,401	133,068	442,469

Net income	-	-	-	54,189	54,189
Change in unrealized investment gains, net of tax	-	-	29,991	-	29,991
Balances as of December 31, 2012	$2,000	$256,000	$81,392	$187,257	$526,649

See accompanying Notes to Financial Statements.

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$54,189	$7,942	$19,666
Adjustments to reconcile net income to net cash
provided by operating activities:
Net realized losses on investments	2,509	1,203	16,046
Interest credited on deposit liabilities, gross	42,625	42,814	40,921
Amortization of discount and premium on investments	(1,065)	(840)	459
Deferred income tax provision	(845)	(4,328)	(2,507)
Change in:
Accrued investment income	496	(699)	(966)
Deferred sales inducements and acquisition costs	(6,400)	(53,782)	(41,415)
Trading portfolio activity, net	(74)	(142)	1,710
Income taxes payable to (receivable from) Parent	8,444	(5,049)	(6,726)
Claims payable	(3,043)	7,071	5,454
Receivable from Parent	(141)	2,573	(1,214)
Other assets and liabilities, net	9,458	24,741	(461)
Net cash provided by operating activities	106,153	21,504	30,967

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	211,958	277,120	324,365
Purchases	(292,823)	(299,891)	(476,419)
Other investing activities	7,050	(7,080)	8,494
Net cash used in investing activities	(73,815)	(29,851)	(143,560)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,091,816	1,112,100	1,071,851
Withdrawals	(387,958)	(381,805)	(302,015)
Net transfers to separate accounts	(703,527)	(737,248)	(667,382)
Net cash provided by (used in) financing activities	331	(6,953)	102,454

Net increase (decrease) in cash and cash equivalents	32,669	(15,300)	(10,139)

Cash and cash equivalents, beginning of year	73,287	88,587	98,726
Total cash and cash equivalents, end of year	$105,956	$73,287	$88,587

Supplemental Cash Flow Information
Income tax paid	$9,794	$9,356	$14,401

See accompanying Notes to Financial Statements.

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

1.	Nature of Operations

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). In accordance with updated accounting guidance related to deferred acquisition costs, further described below, the Company’s 2011 and 2010 consolidated financial statements have been adjusted to reflect the retrospective adoption of this updated guidance. In 2011, Jackson-NY adopted a revised presentation of the balance sheet and income statement, with prior year amounts being reclassified to conform with the current year presentation with no impact on stockholder’s equity or net income. In addition, certain amounts in the 2011 and 2010 financial statements and notes to the financial statements have been reclassified to conform to the 2012 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Changes in Accounting Principles – Adopted in Current Year
In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Presentation of Comprehensive Income,” with an objective of increasing the prominence of items reported in other comprehensive income (“OCI”). This guidance provides entities with the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this guidance effective January 1, 2012 and chose to present two separate but consecutive statements.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards,” which was issued to create a consistent framework for the application of fair value measurement across jurisdictions. The amendments include wording changes to GAAP in order to clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements. The Company adopted this guidance effective January 1, 2012, with no impact on the Company’s financial statements, and has included the required disclosures.

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.” This guidance clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities. The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized. All other acquisition related costs should be expensed as incurred. Jackson-NY adopted this accounting guidance effective January 1, 2012 on a retrospective basis for all years presented.

The following table summarizes the prior period changes reflected in the Balance Sheets and Statements of Equity related to the retrospective adoption (in thousands):

	As of December 31, 2011			As of December 31, 2010
	As previously reported	Effect of DAC change	As adjusted	As previously reported	Effect of DAC change	As adjusted
Deferred acquisition costs	$263,271	$(36,008)	$227,263	$224,796	$(30,211)	$194,585
Deferred income taxes, net	$44,964	$(12,712)	$32,252	$35,350	$(10,683)	$24,667
Other comprehensive income	$47,150	$4,251	$51,401	$26,898	$2,380	$29,278
Retained earnings	$160,615	$(27,547)	$133,068	$147,034	$(21,908)	$125,126

The following table summarizes the prior period changes reflected in the Income Statements and Statements of Comprehensive Income related to the retrospective adoption (in thousands):

	Years ended December 31,
	2011			2010
	As previously reported	Effect of DAC change	As adjusted	As previously reported	Effect of DAC change	As adjusted
Operating costs	$26,568	$9,646	$36,214	$19,272	$9,760	$29,032
Amortization of deferred
acquisition costs	$7,673	$(971)	$6,702	$23,190	$(2,287)	$20,903
Income tax expense (benefit)	$2,993	$(3,036)	$(43)	$7,754	$(2,616)	$5,138
Net income	$13,581	$(5,639)	$7,942	$24,523	$(4,857)	$19,666

The Company has also adjusted prior year amounts in cash flows from operations in the statement of cash flows. These adjustments had no impact on the total net cash provided by operating activities.

Changes in Accounting Principles – Not Yet Adopted
In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements. This guidance is effective for fiscal years beginning on or after January 1, 2013. The new disclosures are required to be applied retrospectively for all comparative periods presented. The Company will adopt this guidance effective January 1, 2013 and include all applicable disclosures.

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $38.6 million and $34.2 million at December 31, 2012 and 2011, respectively.

All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

At December 31, 2012 and 2011, all equity holdings were classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments which are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Fair Value Measurement

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance. certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. Deferred acquisition costs decreased by $57.9 million and $40.7 million at December 31, 2012 and 2011, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. Projected returns after the next five years are set at 8.4%. At December 31, 2012 and 2011, projected returns under mean reversion were below the 15% cap.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable would be written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2012, 2011 and 2010.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducements. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. Deferred sales inducements decreased by $5.4 million and $4.0 million at December 31, 2012 and 2011, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable would be written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2012, 2011 and 2010.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, persistency, rider utilization and policy maintenance expenses. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity reserves are adjusted with an offsetting benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business. Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers. Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless determined to be deficient. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 2.75% to 6.0%. Lapse and expense assumptions are based on studies of the Company’s experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 7.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities will not have a material adverse affect on the Company's financial condition.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2012 and 2011, the assets and liabilities associated with variable life and annuity contracts, aggregated $4,577.0 million and $3,451.0 million, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Subsequent Events
The Company has evaluated events through March 18, 2013, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2012, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2012, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $14.7 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2012
AAA	21.0%
AA	6.5%
A	31.7%
BBB	35.4%
Investment grade	94.6%
BB	2.1%
B and below	3.3%
Below investment grade	5.4%
Total fixed maturities	100.0%

At December 31, 2012, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 58% were investment grade, 30% were below investment grade and 12% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 82% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2012, the industries accounting for the larger percentage of unrealized losses included computers and electronics (0.8% of fixed maturities gross unrealized losses) and broadcasting and media (0.6%). The largest unrealized loss related to a single corporate obligor was $0.1 million at December 31, 2012.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, the amortized cost, gross unrealized gains and losses, fair value and non-credit other than temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2012	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$78,483	$8,883	$-	$87,366	$-
Public utilities	124,400	18,762	80	143,082	-
Corporate securities	1,024,586	117,280	599	1,141,267	-
Residential mortgage-backed	111,279	4,363	5,853	109,789	(2,227)
Commercial mortgage-backed	214,848	37,414	3,491	248,771	(715)
Other asset-backed securities	80,006	1,815	1,638	80,183	-
Total fixed maturities	$1,633,602	$188,517	$11,661	$1,810,458	$(2,942)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2011	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$78,589	$8,283	$-	$86,872	$-
Public utilities	67,200	8,323	10	75,513	-
Corporate securities	987,695	89,463	1,843	1,075,315	(59)
Residential mortgage-backed	137,132	3,899	13,371	127,660	(7,957)
Commercial mortgage-backed	207,902	25,351	4,579	228,674	(1,733)
Other asset-backed securities	75,664	771	4,151	72,284	(740)
Total fixed maturities	$1,554,182	$136,090	$23,954	$1,666,318	$(10,489)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2012, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$35,995	$290	$-	$36,285
Due after 1 year through 5 years	238,708	22,555	-	261,263
Due after 5 years through 10 years	837,971	104,338	460	941,849
Due after 10 years through 20 years	92,357	12,157	219	104,295
Due after 20 years	22,438	5,585	-	28,023
Residential mortgage-backed	111,279	4,363	5,853	109,789
Commercial mortgage-backed	214,848	37,414	3,491	248,771
Other asset-backed securities	80,006	1,815	1,638	80,183
Total	$1,633,602	$188,517	$11,661	$1,810,458

U.S. Treasury securities with a carrying value of $566 thousand and $560 thousand at December 31, 2012 and 2011, respectively, were on deposit with the state of New York as required by state insurance law.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012, there were no fixed maturities in default that were anticipated to be income producing when purchased and no fixed maturities that have been non-income producing for the 12 months preceding December 31, 2012.

At December 31, 2011, the Company had less than $1 thousand of amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased. The amortized cost and carrying value of fixed maturities that were non-income producing for the 12 months preceding December 31, 2011 were less than $1 thousand.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2012	Cost	Gains	Losses	Value

Prime	$25,770	$618	$1,336	$25,052
Alt-A	19,491	338	234	19,595
Subprime	25,017	104	4,283	20,838
Total non-agency RMBS	$70,278	$1,060	$5,853	$65,485

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost	Gains	Losses	Value

Prime	$35,268	$68	$3,299	$32,037
Alt-A	24,437	194	2,592	22,039
Subprime	22,628	5	7,480	15,153
Total non-agency RMBS	$82,333	$267	$13,371	$69,229

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. Of the Company’s investments in Alt-A related mortgage-backed securities, 16% are rated investment grade by at least one NRSRO. Of the Company’s investments in subprime related mortgage-backed securities, 27% are rated investment grade by at least one NRSRO. In 2012, the Company recorded other-than-temporary impairment charges of $0.3 million, $0.4 million, and $0.6 million on securities backed by prime, Alt-A and subprime loans, respectively. In 2011, the Company recorded other-than-temporary impairment charges of $0.5 million, $0.8 million and $0.5 million, on securities backed by prime, Alt-A and subprime, respectively. In 2010, the Company recorded other-than-temporary impairment charges of $0.5 million, $2.9 million and $1.2 million, on securities backed by prime, Alt-A and subprime, respectively.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). At December 31, 2012, the amortized cost and fair value of the Company’s investment in CMBS was $214.8 million and $248.8 million, respectively, of which 99% were rated investment grade by at least one NRSRO. In 2012, 2011 and 2010, the Company recorded other-than-temporary impairment charges on CMBS of $0.8 million, $0.2 million and $2.8 million, respectively.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2012			December 31, 2011

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$80	$2,359	3	$10	$490	1
Corporate securities	599	48,398	20	1,636	50,958	28
Residential mortgage-backed	-	-	-	8,685	28,488	14
Commercial mortgage-backed	-	-	-	-	-	-
Other asset-backed securities	7	10,121	8	882	16,053	16
Total temporarily impaired
securities	$686	$60,878	31	$11,213	$95,989	59

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$-	$-	-	$-	$-	-
Corporate securities	-	-	-	207	9,780	4
Residential mortgage-backed	5,853	29,822	18	4,686	26,532	25
Commercial mortgage-backed	3,491	3,311	2	4,579	3,221	3
Other asset-backed securities	1,631	9,211	9	3,269	18,027	15
Total temporarily impaired
securities	$10,975	$42,344	29	$12,741	$57,560	47

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$80	$2,359	3	$10	$490	1
Corporate securities	599	48,398	20	1,843	60,738	32
Residential mortgage-backed	5,853	29,822	18	13,371	55,020	39
Commercial mortgage-backed	3,491	3,311	2	4,579	3,221	3
Other asset-backed securities	1,638	19,332	17	4,151	34,080	31
Total temporarily impaired
securities	$11,661	$103,222	60	$23,954	$153,549	106

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., increases in interest rates, temporary market illiquidity or volatility or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Jackson-NY recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2012 and 2011, default rates for delinquent loans ranged from 15% to 100%. At December 31, 2012 and 2011, loss severities were applied to generate and analyze cash flows of each bond and ranged from 30% to 70% and 30% to 65%, respectively.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	Years Ended December 31,
	2012	2011	2010
Available-for-sale securities
Realized gains on sale	$2,449	$3,966	$10,273
Realized losses on sale	(2,793)	(3,106)	(16,614)
Impairments:
Total other-than-temporary impairments	(7,260)	(13,103)	(17,261)
Portion of other-than-temporary impairments
included in other comprehensive income	5,095	11,040	7,556
Net other-than-temporary impairments	(2,165)	(2,063)	(9,705)
Net realized losses on investments	$(2,509)	$(1,203)	$(16,046)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2012, 2011 and 2010 was $12.9 million, $17.4 million and $72.7 million, respectively, which was approximately 82%, 85% and 81% of book value, respectively.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2012	2011
Cumulative credit loss beginning balance	$9,519	$16,808
Additions:
New credit losses	167	538
Incremental credit losses	1,997	1,525
Reductions:
Securities sold, paid down or disposed of	(3,434)	(9,352)
Cumulative credit loss ending balance	$8,249	$9,519

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2012 and 2011, the estimated fair value of loaned securities was $9.4 million and $2.5 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2012 and 2011, cash collateral received in the amount of $9.6 million and $2.5 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	$105,956	$105,956	$73,287	$73,287
Fixed maturities	1,810,458	1,810,458	1,666,318	1,666,318
Trading securities	647	647	573	573
Policy loans	301	301	269	269
GMIB reinsurance recoverable	21,374	21,374	22,145	22,145
Separate account assets	4,576,989	4,576,989	3,450,977	3,450,977

Liabilities
Annuity reserves (1)	$1,547,365	$1,624,699	$1,554,452	$1,437,318
Separate account liabilities	4,576,989	4,576,989	3,450,977	3,450,977

(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments and includes the applicable guaranteed benefit liabilities. GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typically inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, are considered to be Level 3 inputs.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2012 and 2011, an internally developed model was used to determine the fair value. The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
The Company believes the carrying value of policy loans approximates fair value. Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds, which are categorized as Level 1 assets. The value of separate account liabilities are set equal to the value of separate account assets.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson-NY’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB embedded derivatives, as well as GMIB reinsured recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits. The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, persistency, mortality, and withdrawal rates. Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, could likely be significantly different than the fair value.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$87,366	$87,366	$-	$-
Public utilities	143,082	-	143,082	-
Corporate securities	1,141,267	-	1,141,267	-
Residential mortgage-backed	109,789	-	109,789	-
Commercial mortgage-backed	248,771	-	248,771	-
Other asset-backed securities	80,183	-	80,183	-
Trading securities	647	647	-	-
GMIB reinsurance recoverable	21,374	-	-	21,374
Separate account assets (1)	4,576,989	4,576,989	-	-
Total	$6,409,468	$4,665,002	$1,723,092	$21,374

Liabilities
GMWB reserves (2)	$41,546	$-	$-	$41,546
Separate account liabilities	4,576,989	4,576,989	-	-
Total	$4,618,535	$4,576,989	$-	$41,546

December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$86,872	$86,872	$-	$-
Public utilities	75,513	-	75,513	-
Corporate securities	1,075,315	-	1,075,315	-
Residential mortgage-backed	127,660	-	127,660	-
Commercial mortgage-backed	228,674	-	228,674	-
Other asset-backed securities	72,284	-	72,284	-
Trading securities	573	573	-	-
GMIB reinsurance recoverable	22,145	-	-	22,145
Separate account assets (1)	3,450,977	3,450,977	-	-
Total	$5,140,013	$3,538,422	$1,579,446	$22,145

Liabilities
GMWB reserves (2)	$79,784	$-	$-	$79,784
Separate account liabilities	3,450,977	3,450,977	-	-
Total	$3,530,761	$3,450,977	$-	$79,784

(1) The value of the separate account liabilities is set equal to the value of the separate account assets.
(2) GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

December 31, 2012
Assets	Total	Internal	External
GMIB reinsurance recoverable	$21,374	$21,374	$-

Liabilities
GMWB reserves	$41,546	$41,546	$-

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilties (in thousands).

	As of December 31, 2012
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
GMIB reinsurance recoverable	$21,374	Discounted cash flow	Policyholder behavior	See below	See below

Liabilities
GMWB reserves	$41,546	Discounted cash flow	Policyholder behavior	See below	See below

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior. The more significant actuarial assumptions include benefit utilization, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable.

GMWB reserves classified in Level 3 represent the fair value of GMWB liabilities. These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior. The more significant actuarial assumptions include benefit utilization, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The tables below provide rollforwards for 2012 and 2011 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2012	Income	Income	Settlements	of Level 3	2012
Assets
GMIB reinsurance recoverable	$22,145	$(771)	$-	$-	$-	$21,374

Liabilities
GMWB reserves	$(79,784)	$38,238	$-	$-	$-	$(41,546)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2011	Income	Income	Settlements	of Level 3	2011
Assets
Fixed maturities
Corporate securities	$-	$6	$-	$(6)	$-	$-
GMIB reinsurance recoverable	6,980	15,165	-	-	-	22,145

Liabilities
GMWB reserves	$(692)	$(79,092)	$-	$-	$-	$(79,784)

The components of the amounts included in purchases, issuances and settlements at December 31, 2011 shown above are as follows (in thousands):

December 31, 2011	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$-	$(6)	$-	$-	$(6)
Total	$-	$(6)	$-	$-	$(6)

For the years ended December 31, 2012 and 2011, there were no transfers into Level 3 and there were no transfers between Level 1 and 2 of the fair value hierarchy.

The portion of gains (losses) included in net income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2012 and 2011, was as follows (in thousands):

	2012	2011
Assets
Corporate securities	$-	$6
GMIB reinsurance recoverable	(771)	15,165

Liabilities
GMWB reserves	$38,238	$(79,092)

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Nonrecurring Fair Value Measurements
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	Level 1	$105,956	$105,956	$73,287	$73,287
Policy loans	Level 3	301	301	269	269

Liabilities
Annuity reserves (1)	Level 3	$1,505,819	$1,583,153	$1,474,668	$1,357,534

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

5.	Deferred Policy Acquisition Costs and Deferred Sales Inducement Costs

The balances of and changes in deferred policy acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2012	2011	2010
Balance, beginning of year	$227,263	$194,585	$186,477
Deferrals of acquisition costs	53,832	56,114	57,254
Amortization related to:
Operations	(47,750)	(3,019)	(20,577)
Net realized losses	478	226	2,919
Total amortization	(47,272)	(2,793)	(17,658)
Unrealized investment gains	(17,185)	(20,652)	(31,496)
Other	-	9	8
Balance, end of year	$216,638	$227,263	$194,585

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The balances of and changes in deferred sales inducement costs, as of and for the years ended December 31, were as follows (in thousands):

	2012	2011	2010
Balance, beginning of year	$11,172	$12,526	$14,084
Deferrals of sales inducements	3,586	4,371	5,065
Amortization related to:
Operations	(3,786)	(3,929)	(3,517)
Net realized losses	39	20	272
Total amortization	(3,747)	(3,909)	(3,245)
Unrealized investment gains	(1,394)	(1,816)	(3,378)
Balance, end of year	$9,617	$11,172	$12,526

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company monitors the financial strength rating of reinsurers on a monthly basis.

With the approval of the Superintendent of Insurance for the state of New York, Jackson-NY also cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities issued prior to 2009 to its Parent. This agreement resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet. The deferred gain is being amortized into income over the life of the business. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $6.5 million, $6.8 million and $6.9 million in 2012, 2011 and 2010, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Direct premiums	$529	$523	$558
Less reinsurance ceded:
Life	(443)	(442)	(438)
Guaranteed annuity benefits	(7,457)	(7,850)	(7,975)
Net premiums	$(7,371)	$(7,769)	$(7,855)

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2012	2011
Ceded reserves	$55,985	$77,076
Ceded claims liability	90	125
Ceded other	4	9
Total	$56,079	$77,210

Reserves ceded to the Parent totaled $32.3 million and $52.7 million at December 31, 2012 and 2011, respectively.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2012	2011
Direct life insurance in-force	$314,775	$329,196
Amounts ceded to other companies	(243,173)	(255,574)
Net life insurance in-force	$71,602	$73,622

7.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances as of December 31 (in thousands):

	2012	2011
Traditional life	$2,611	$2,560
Guarantee benefits	81,698	140,430
Claims payable	24,043	27,086
Other	104	97
Total	$108,456	$170,173

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviation.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts as of December 31 (in thousands):

	2012	2011
Interest-sensitive life	$7,412	$6,826
Variable annuity fixed option	857,077	792,322
Fixed annuity	691,512	719,021
Total	$1,556,001	$1,518,169

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2012, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.99% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.45% average guaranteed rate.

At December 31, 2012 and 2011, approximately 90% and 76%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, approximately 80% and 79%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2012
	Account Value
Minimum Guaranteed Interest Rate	Fixed	Variable	Total
1.0%	$16.1	$174.3	$190.4
>1.0% - 2.0%	99.4	296.5	395.9
>2.0% - 3.0%	521.9	386.3	908.2
Total	$637.4	$857.1	$1,494.5

	2011
	Account Value
Minimum Guaranteed Interest Rate	Fixed	Variable	Total
1.0%	$7.1	$105.8	$112.9
>1.0% - 2.0%	104.9	301.1	406.0
>2.0% - 3.0%	559.3	385.5	944.8
Total	$671.3	$792.4	$1,463.7

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
December 31, 2012					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$3,513.9	$67.5	64.0 years
GMWB - Premium only	0%	274.4	9.2
GMWB - For life	0-5%*	206.5	3.9
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		988.8	75.7	64.3 years
GMWB - Highest anniversary only		214.3	27.2
GMWB - For life		61.6	10.5
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	120.4	36.6		3.2 years
GMWB - For life	0-8%*	3,061.5	189.7

					Average
December 31, 2011					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$2,637.5	$147.5	63.8 years
GMWB - Premium only	0%	275.0	20.5
GMWB - For life	0-5%*	148.9	51.5
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		812.8	141.6	64.1 years
GMWB - Highest anniversary only		201.6	46.8
GMWB - For life		60.2	16.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	118.1	43.2		4.1 years
GMWB - For life	0-8%*	2,150.9	212.8

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2012	2011
Equity	$3,610.0	$2,718.9
Bond	490.1	354.9
Balanced	431.3	335.8
Money market	45.0	40.9
Total	$4,576.4	$3,450.5

GMDB liabilities reflected in the general account were as follows (in millions):

	2012	2011	2010
Balance at January 1	$7.1	$4.1	$4.8
Incurred guaranteed benefits	2.4	4.4	2.5
Paid guaranteed benefits	(2.8)	(1.4)	(3.2)
Balance at December 31	$6.7	$7.1	$4.1

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2012 and 2011 (except where noted):

1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 78.0% to 100% of the Annuity 2000 table at December 31, 2012, and 80% of the Annuity 2000 table at December 31, 2011.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.50% to 40.0%, with an average of 4.0% during the surrender charge period and 9.0% thereafter at December 31, 2012 and from 0.13% to 44.0%, with an average of 4.0% during the surrender charge period and 11.0% thereafter at December 31, 2011.

5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4.  The GMWB reserve totaled $73.3 million and $132.0 million at December 31, 2012 and 2011, respectively, and was reported in reserves for future policy benefits and claims payable.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated similar to the GMDB liability with the sole exception that the reserve calculation uses a series of stochastic investment performance scenarios. At December 31, 2012 and 2011, these GMWB reserves totaled $1.1 million and $0.8 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2012 and 2011, are consistent with those used for calculating the GMDB liability. At December 31, 2012 and 2011, GMIB reserves totaled $0.6 million.

9.	Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Current tax expense	$18,237	$4,285	$7,645
Deferred tax benefit	(845)	(4,328)	(2,507)

Income tax expense (benefit)	$17,392	$(43)	$5,138

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Income taxes at statutory rate	$25,053	$2,765	$8,681
Dividends received deduction	(7,233)	(3,301)	(3,581)
Other	(428)	493	38
Income tax expense (benefit)	$17,392	$(43)	$5,138

Effective tax rate	24.3%	-0.5%	20.7%

Federal income taxes paid to Jackson in 2012, 2011 and 2010 were $9.8 million, $9.3 million and $14.4 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2012	2011
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$74,019	$73,888
Other-than-temporary impairments and other investment related items	7,059	7,449
Other, net	3,257	686
Total gross deferred tax asset	84,335	82,023

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(69,990)	(75,028)
Net unrealized gains on available for sale securities	(61,900)	(39,247)
Total gross deferred tax liability	(131,890)	(114,275)

Net deferred tax liability	$(47,555)	$(32,252)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2012, it is more likely than not that the deferred tax assets, will be realized. At December 31 2012 and 2011, the Company did not have a valuation allowance.

At December 31, 2012, the Company had federal tax capital loss carryforwards totaling $13.6 million, which begin expiring in 2014.

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS's intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006. Jackson-NY did not agree with the assessment and filed a protest with the Appellate Division of the IRS. In February 2013, the IRS fully conceded the separate account DRD issue in favor of the Company after obtaining approval from the Joint Committee on Taxation.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

During 2011, Jackson-NY established a reserve for an unrecognized tax benefit as required for income tax uncertainties. The following table summarizes the changes in the Company’s unrecognized tax benefits, for the years ended December 31, 2012 and 2011 (in thousands).

	2012	2011
Unrecognized tax benefit, beginning of year	$2,036	$-
Additions for tax positions identified	-	2,036
Reduction of tax positions of closed prior years	-	-
Reduction of reserve (1)	2,036	-
Unrecognized tax benefit, end of year	$-	$2,036

(1) Elimination of reserve due to issuance of new IRS guidance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2012, 2011 or 2010.

Based on information available as of December 31, 2012, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

10.	Contingencies

In July 2011, the New York Insurance Department (Department) required that all life insurers transacting business in New York cross-check all life insurance policies, annuity contracts and beneficiary access accounts against the U.S. Social Security Administration’s Death Master File (“DMF”). The Department’s intent was for companies to identify death payments due on life policies or annuity contracts that have not been claimed. The Company reported initial findings to the Department on October 31, 2011. Monthly progress reports were filed with the Department with a final report submitted on July 31, 2012. Additionally, in May 2012, the New York State Department of Financial Services enacted regulations requiring all insurers to cross-check all life insurance policies and annuity contracts against the DMF on a quarterly basis. At December 31, 2012 and 2011, the Company believed the impact was immaterial to income and financial position and no accrual was established for these unreported claims.

11.	Statutory Accounting Capital and Surplus

The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The Company had no earned surplus at December 31, 2012 or 2011. No dividends were paid to Jackson in 2012, 2011 or 2010. No capital contributions were made in 2012, 2011 or 2010.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $317.0 million and $268.5 million at December 31, 2012 and 2011, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $46.2 million, $15.9 million and $43.9 million in 2012, 2011 and 2010, respectively.

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital, calculated in a manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in a manner prescribed by the NAIC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2012 and 2011, the Company’s TAC was more than 700% of the Company action level RBC.

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.3 million, $1.3 million and $1.2 million to PPM for investment advisory services during 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $10.6 million, $8.2 million and $7.0 million in 2012, 2011 and 2010, respectively.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $256 thousand, $375 thousand and $255 thousand in 2012, 2011 and 2010, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2012 and 2011, Jackson’s liability for the Company’s portion of such plans totaled $1.5 million and $2.2 million, respectively. There was no expense related to these plans in 2012, 2011 or 2010.

37

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Independent Auditors’ Report
Statements of Assets and Liabilities as of December 31, 2012
Statements of Operations for the period ended December 31, 2012
Statements of Changes in Net Assets for the periods ended December 31, 2012 and 2011
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2012 and 2011
Consolidated Income Statements for the years ended December 31, 2012, 2011, and 2010
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2012, 2011, and 2010
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011, and 2010
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                                           Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

b.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

c.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

4.

a.
Specimen of Individual Deferred Variable and Fixed Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on October 13, 2011 (File Nos. 333-177298 and 811-08401).

b.	Specimen of Individual Deferred Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on October 13, 2011 (File Nos. 333-177298 and 811-08401).

c.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

g.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

h.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

i.	Specimen of DOMA Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

5.

a.
Form of Variable and Fixed Annuity Application (NV650 03/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on December 20, 2011 (File Nos. 333-177298 and 811-08401).

b.
Form of Variable and Fixed Annuity Application (NV650 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-177298 and 811-08401).

d.
Form of Variable and Fixed Annuity Application (NV650 09/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on August 27, 2012 (File Nos. 333-177298 and 811-08401).

e.	Form of Variable and Fixed Annuity Application (NV650 04/13), attached hereto.

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to Registrant's to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.	Not Applicable.

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard David Ash	Senior Vice President, Chief Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) Panagiotis	Vice President
Binioris
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Allen Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffrey Ross Borton	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John Howard Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

James T. Carter	Vice President
1 Corporate Way
Lansing, MI 48951

David A. Collins	Vice President
1 Corporate Way
Lansing, MI 48951

Michael Alan Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President, Chief Information Officer
1 Corporate Way	& Director
Lansing, MI 48951

James Bradley Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles Fox Field, Jr.	Vice President
6550 Carothers Pkwy.
Suite 170
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

James Douglas Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia Anne Goatley	Vice President, Assistant Secretary &
1 Corporate Way	Director
Lansing, MI 48951

Matthew Phillip Gonring	Vice President
300 Innovation Drive
Franklin, TN 37067

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Robert William Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louise Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Herald Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford James Jack	Executive Vice President,
7601 Technology Way	Head of Retail, Chairman & Director
Denver, CO 80237

Scott Francis Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert George May III	Chief Administrative Officer &
275 Grove St Building	Director
4th floor
Auburndale, MA 02466

Machelle Antoinette McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas John Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Karen M. Minor	Vice President
1 Corporate Way
Lansing, MI 48951

Keith Richard Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Executive Vice President and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell Erwin Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louene Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

William Robert Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad Sajid Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James Ronald Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth Harold Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather Rachelle Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia Lynn Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie Goshlin Wasgatt	Vice President
300 Innovation Drive
Franklin, TN 37067

Michael Andrew Wells	President & Chief Executive Officer
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Allied Life Brokerage Agency, Inc.	Iowa	100% Jackson National Life Insurance Company
Ascent Holdings Limited	England	50% Prudential Property Investment Managers Limited
Ascent Insurance Brokers (Corporate) Limited	England	100% Ascent Insurance Brokers Limited
Ascent Insurance Brokers Limited	England	100% Ascent Holdings Limited
Ascent Insurance Management Limited	England	100% Ascent Holdings Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Brooke LLC	Delaware	100% Prudential (US Holdco2) Limited
Brooke (Holdco1) Inc.	Delaware	100% Prudential (US Holdco 1) Limited
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK)	United Kingdom	100% Brooke UK LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Brooke UK LLC	Delaware	100% Brooke (Holdco 1) Inc.
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC	Michigan	100% Jackson National Life Insurance Company
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital Solar B.V.
Eastspring Investments (Hong Kong) Limited	Hong Kong	100% Prudential Corporations Holdings Limited
Eastspring Investments (UK) Limited	England	100% Prudential Corporations Holdings Limited
Eastspring Investments Fund Management Limited Liability Company	Vietnam	100% Prudential Vietnam Assurance Private Ltd
Eastspring Securities Investment Trust Co. Ltd.	Taiwan	99.54% Prudential Corporation Holdings Limited
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	England	100% FA II Limited
Falcon Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company PCC Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	England	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	England	100% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	England	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holding Company	England	100% Prudential Securities Limited
Hyde Holdco 1 Limited	England	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	England	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital CI II Limited	Scotland	100% M&G Limited
Infracapital EF II Limited	Scotland	100% M&G Limited
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	England	100% M&G Limited
Infracapital GP II Limited	England	100% M&G Limited
Infracapital Nominees Limited	England	100% M&G Limited
Infracapital SLP Limited	England	100% M&G Limited
Infracapital Solar B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Innisfree M&G PPP LLP	England	35% M&G IMPPP1 Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	England	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	England	100% M&G Limited
M&G International Investments Limited	Austria (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	France (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	England	100% M&G International Investments Limited
M&G Investment Management Limited	England	100% M&G Limited
M&G Investments (Singapore) Pte. Ltd.	Singapore	100% M&G Limited
M&G Limited	England	100% M&G Group Limited
M&G Management Services Limited	England	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G Real Estate Finance 1 Co S.a.r.l	Luxemborg	100% M&G RED GP Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	England	100% Infracapital GP Limited
Mission Plans of America, Inc.	Texas	100% Jackson National Life Insurance Company
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke UK LLC
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Northstreet IP Services Singapore Pte Ltd.	Singapore	100% Prudential Singapore Holdings Pte Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Group Holdings Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Asset Management Co. Ltd.	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.81% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	England	100% Prudential Group Holdings Limited
PGDS (UK Two) Limited	England	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Capital (Holdings) Limited	England	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPMC First Nominees Limited	England	100% M&G Limited
PPS Five Limited	England	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PRUPIM France	France (Branch Only)	100% Prudential Property Investment Managers Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Asset Management Indonesia	Indonesia	99% Prudential Asset Management (Hong Kong) Limited
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudence Foundation Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four)	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	England	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Group Holdings Limited
Prudential (US Holdco 1) Limited	England	100% Prudential US Limited
Prudential (US Holdco 2)	Gibraltar	100% Holborn Delaware LLC
Prudential / M&G UKCF GP Limited	England	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	England	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia One Limited	England	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd.	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	England	100% Prudential plc
Prudential Capital PLC	England	100% Prudential Capital Holding Company Limited
Prudential Capital Luxembourg S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Ltd.
Prudential Corporate Pensions Trustee Limited	England	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	England	Publicly Traded
Prudential Corporation Holdings Limited	England	100% Prudential Holdings Limited
Prudential Corporation Limited	England	100% Prudential Group Holdings Limited
Prudential Distribution Limited	Scotland	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	England	100% Prudential plc
Prudential Five Limited	England	100% Prudential Group Holdings Limited
Prudential Four Limited	England	100% Prudential Group Holdings Limited
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	England	100% Prudential plc
Prudential Group Pensions Limited	England	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	England	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	England	25% The Prudential Assurance Company Limited
Prudential Health Limited	England	100% Prudential Health Insurance Limited
Prudential Health Insurance Limited	England	100% Prudential Health Holdings Limited
Prudential Health Services Limited	England	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	England	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	England	100% Prudential Group Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Group Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Group Holdings Limited
Prudential Lalondes Limited	England	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Pensions Limited	England	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	England	100% M&G Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% Prudential Property Investment Managers Limited
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	England	100% Prudential Property Services Limited
Prudential Property Services Limited	England	100% Prudential plc
Prudential Protect Limited	England	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	England	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Securities Limited	England	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	England	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	England	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	England	100% M&G Limited
Prudential UK Services Limited	Scotland	100% Prudential Financial Services Limited
Prudential US Limited	England	100% Prudential plc
Prudential Unit Trusts Limited	England	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	England	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Group Holdings Limited
REALIC of Jacksonville Plans, Inc.	Texas	100% Jackson National Life Insurance Company
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
ROP, Inc.	Delaware	100% Jackson National Life Insurance Company
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	England	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
SRLC Management America Corp.	Delaware	100% Jackson National Life Insurance Company
Stableview Limited	England	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	England	100% Prudential Personal Equity Plans Limited
Thames Insurance Brokers Limited	England	100% Ascent Insurance Brokers Limited
The First British Fixed Trust Company Limited	England	100% M&G Limited
The Forum, Solent, Management Company Limited	England	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	England	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
VFL International Life Company SPC, Ltd.	Cayman Islands	100% Jackson National Life Insurance Company
Wharfedale Acquisitions Limited	England	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	England	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	England	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of February 28, 2013

Qualified – 640
Non-Qualified – 554

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)           Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A and the Jackson SWL Variable Annuity Fund I.

(b)           Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Jim Livingston	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 23rd day of April, 2013.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 23, 2013
Michael A. Wells, President and
Chief Executive Officer

*	April 23, 2013
James R. Sopha, Chief Operating Officer

*	April 23, 2013
Clifford J. Jack, Executive Vice President,
Head of Retail & Chairman

*	April 23, 2013
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	April 23, 2013
Herbert G. May III, Chief Administrative Officer
and Director

*	April 23, 2013
Joseph M. Clark, Senior Vice President,
Chief Information Officer and Director

/s/ Thomas J. Meyer	April 23, 2013
Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Director

*	April 23, 2013
Laura L. Hansonn, Vice President and
Director

*	April 23, 2013
John H. Brown, Vice President and Director

*	April 23, 2013
Michael A. Costello, Senior Vice President,
Controller, Treasurer and Director

*	April 23, 2013
Julia A. Goatley, Vice President,
Assistant Secretary and Director

*	April 23, 2013
Donald B. Henderson, Jr., Director

*	April 23, 2013
David L. Porteous, Director

*	April 23, 2013
Donald T. DeCarlo, Director

*	April 23, 2013
Gary H. Torgow, Director

*	April 23, 2013
John C. Colpean, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, and 333-183047), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 17th day of August, 2012.

/s/ MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

/s/ JAMES R. SOPHA
______________________________________________
James R. Sopha, Chief Operating Officer

/s/ CLIFFORD J. JACK
______________________________________________
Clifford J. Jack, Executive Vice President, Head of Retail
and Chairman

/s/ P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ HERBERT G. MAY III
______________________________________________
Herbert G. May III, Chief Administrative Officer and Director

/s/ JOSEPH M. CLARK
_____________________________________________
Joseph M. Clark, Senior Vice president, Chief
Information Officer and Director

/s/ THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General
Counsel, Secretary and Director

/s/ LAURA L. PRIESKORN
_____________________________________________
Laura L. Prieskorn, Senior Vice President and Director

/s/ JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Vice President, Treasurer and Director

/s/ JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Vice President, Assistant Secretary and Director

/s/ DONALD B. HENDERSON
______________________________________________
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

/s/ DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

/s/ GARY H. TORGOW
______________________________________________
Gary H. Torgow
Director

/s/ JOHN C. COLPEAN
______________________________________________
John C. Colpean
Director

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, and 333-183047), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 8th day of April, 2013.

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director
/s/ LAURA L. HANSON
_____________________________________________
Laura L. Hanson, Vice President & Director

EXHIBIT LIST

Exhibit No.                                Description

5.

e.	Form of Variable and Fixed Annuity Application.

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.